UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-06322

Exact name of registrant as specified in charter:	Delaware Pooled Trust

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2021

Item 1. Reports to Stockholders

Semiannual report

Macquarie Institutional Portfolios (registered as Delaware Pooled® Trust)

US equities
Macquarie Large Cap Value Portfolio

US fixed income
Macquarie Core Plus Bond Portfolio
Macquarie High Yield Bond Portfolio

International equities
Macquarie Emerging Markets Portfolio
Macquarie Emerging Markets Portfolio II
Macquarie Labor Select International Equity Portfolio

April 30, 2021

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Portfolio’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Portfolio or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 231-8002. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with Macquarie Institutional Portfolios or your financial intermediary.

Macquarie Institutional Portfolios

Macquarie Institutional Portfolios (registered as Delaware Pooled® Trust) are designed exclusively for institutional investors and high net worth individuals. Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), serves as investment advisor for the Portfolios. Mondrian Investment Partners Limited serves as investment sub-advisor for Macquarie Emerging Markets Portfolio* and Macquarie Labor Select International Equity Portfolio.

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 231-8002 or visiting macquarieim.com/mipliterature. Carefully consider the Portfolios’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Portfolios’ prospectus which may be obtained by visiting macquarieim.com/mipliterature or calling 800 231-8002. Investors should read the prospectus carefully before investing. Performance includes reinvestment of all distributions.

The Portfolios are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested. Mutual fund advisory services are provided by Delaware Management Company, a series of MIMBT, which is a registered investment advisor.

Macquarie Institutional Portfolios are designed exclusively for institutional investors and high net worth individuals. Macquarie Institutional Portfolios are distributed by Delaware Distributors, L.P., an affiliate of Macquarie Investment Management Business Trust (MIMBT), Macquarie Management Holdings, Inc., and Macquarie Group Limited. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide. Institutional investment management is provided by Macquarie Investment Management Advisers (MIMA), a series of MIMBT. MIMBT is a US registered investment advisor, and may not be able to provide investment advisory services to certain clients in certain jurisdictions.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Portfolios are governed by US laws and regulations.

*Closed to new investors.

© 2021 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Portfolio expenses
For the six-month period from November 1, 2020 to April 30, 2021 (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including reimbursement fees on Macquarie Emerging Markets Portfolio; and (2) ongoing costs, including management fees and other Portfolio expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from November 1, 2020 to April 30, 2021.

Actual Expenses

The first section of the tables shown, “Actual Portfolio return,” provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Certain of the Portfolios’ actual expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

In each case, “Expenses Paid During Period” are equal to the relevant Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Macquarie Large Cap Value Portfolio
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	11/1/20 to
	11/1/20	4/30/21	Ratio	4/30/21
Actual Portfolio return†
Portfolio Class	$1,000.00	$1,329.60	0.70%	$4.04
Hypothetical 5% return (5% return before expenses)
Portfolio Class	$1,000.00	$1,021.32	0.70%	$3.51

Macquarie Core Plus Bond Portfolio
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	11/1/20 to
	11/1/20	4/30/21	Ratio	4/30/21
Actual Portfolio return†
Portfolio Class	$1,000.00	$1,012.60	0.45%	$2.25
Hypothetical 5% return (5% return before expenses)
Portfolio Class	$1,000.00	$1,022.56	0.45%	$2.26

Disclosure of Portfolio expenses

Macquarie High Yield Bond Portfolio
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	11/1/20 to
	11/1/20	4/30/21	Ratio	4/30/21
Actual Portfolio return†
Portfolio Class	$1,000.00	$1,072.70	0.59%	$3.03
Hypothetical 5% return (5% return before expenses)
Portfolio Class	$1,000.00	$1,021.87	0.59%	$2.96

Macquarie Emerging Markets Portfolio
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	11/1/20 to
	11/1/20	4/30/21	Ratio	4/30/21
Actual Portfolio return†
Portfolio Class	$1,000.00	$1,237.70	1.26%	$6.99
Hypothetical 5% return (5% return before expenses)
Portfolio Class	$1,000.00	$1,018.55	1.26%	$6.31

Macquarie Emerging Markets Portfolio II
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	11/1/20 to
	11/1/20	4/30/21	Ratio	4/30/21
Actual Portfolio return†
Portfolio Class	$1,000.00	$1,247.50	1.20%	$6.69
Hypothetical 5% return (5% return before expenses)
Portfolio Class	$1,000.00	$1,018.84	1.20%	$6.01

Macquarie Labor Select International Equity Portfolio
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	11/1/20 to
	11/1/20	4/30/21	Ratio	4/30/21
Actual Portfolio return†
Portfolio Class	$1,000.00	$1,327.30	0.91%	$5.25
Hypothetical 5% return (5% return before expenses)
Portfolio Class	$1,000.00	$1,020.28	0.91%	$4.56

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Portfolios’ expenses reflected above, each Portfolio also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The tables above do not reflect the expenses of the Underlying Funds.

Security type / sector allocations and top 10 equity holdings
Macquarie Institutional Portfolios — Macquarie Large Cap Value Portfolio

As of April 30, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Portfolio being different from another Portfolio’s sector designations.

Percentage
Security type / sector	of net assets
Common Stock	98.76%
Communication Services	8.53%
Consumer Discretionary	9.04%
Consumer Staples	5.90%
Energy	2.68%
Financials	16.87%
Healthcare	16.98%
Industrials	12.47%
Information Technology	17.38%
Materials	3.00%
Real Estate	3.05%
Utilities	2.86%
Short-Term Investments	1.36%
Total Value of Securities	100.12%
Liabilities Net of Receivables and Other Assets	(0.12%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Discover Financial Services	3.76%
American International Group	3.43%
Raytheon Technologies	3.31%
Caterpillar	3.31%
MetLife	3.29%
Cigna	3.27%
Truist Financial	3.23%
Lowe’s	3.18%
US Bancorp	3.16%
Archer-Daniels-Midland	3.09%

Security type / sector allocations
Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

As of April 30, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Portfolio being different from another Portfolio’s sector designations.

Percentage
Security type / sector	of net assets
Agency Collateralized Mortgage Obligations	2.56%
Agency Commercial Mortgage-Backed Securities	0.72%
Agency Mortgage-Backed Securities	20.42%
Collateralized Debt Obligations	1.84%
Corporate Bonds	36.85%
Banking	7.70%
Basic Industry	2.36%
Brokerage	0.54%
Capital Goods	0.83%
Communications	7.43%
Consumer Cyclical	1.76%
Consumer Non-Cyclical	2.76%
Electric	3.01%
Energy	5.41%
Finance Companies	1.11%
Insurance	0.23%
REITs	0.54%
Technology	1.24%
Transportation	1.71%
Utilities	0.22%
Municipal Bonds	0.02%
Non-Agency Asset-Backed Securities	1.67%
Non-Agency Collateralized Mortgage Obligations	1.82%
Non-Agency Commercial Mortgage-Backed Securities	8.75%
Loan Agreements	4.33%
Sovereign Bonds	2.67%
Supranational Bank	0.27%
US Treasury Obligations	14.65%
Short-Term Investments	7.58%
Total Value of Securities	104.15%
Liabilities Net of Receivables and Other Assets	(4.15%)
Total Net Assets	100.00%

Security type / sector allocations
Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio

As of April 30, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Portfolio being different from another Portfolio’s sector designations.

Percentage
Security type / sector	of net assets
Corporate Bonds	85.08%
Automotive	2.88%
Banking	2.61%
Basic Industry	9.01%
Capital Goods	5.29%
Communications	7.51%
Consumer Cyclical	9.39%
Consumer Non-Cyclical	3.12%
Energy	11.84%
Financial Services	4.16%
Healthcare	7.03%
Insurance	1.08%
Media	7.17%
Real Estate	0.74%
Services	4.35%
Technology & Electronics	5.09%
Transportation	2.49%
Utilities	1.32%
Loan Agreements	9.72%
Common Stock	0.00%
Short-Term Investments	6.20%
Total Value of Securities	101.00%
Liabilities Net of Receivables and Other Assets	(1.00%)
Total Net Assets	100.00%

Security type / country and sector allocations
Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio

As of April 30, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s or sub-advisor’s internal sector classifications, which may result in the sector designations for one Portfolio being different from another Portfolio’s sector designations.

Percentage
Security type / country	of net assets
Common Stock by Country	95.56%
Brazil	3.74%
Canada	1.19%
China	42.32%
Hong Kong	2.01%
India	9.91%
Indonesia	1.53%
Mexico	1.05%
Peru	1.03%
Republic of Korea	7.73%
Russia	2.38%
Taiwan	17.93%
United Kingdom	4.74%
Preferred Stock	3.50%
Short-Term Investments	1.02%
Total Value of Securities	100.08%
Liabilities Net of Receivables and Other Assets	(0.08%)
Total Net Assets	100.00%

Percentage
Common stock and preferred stock by sector	of net assets
Communication Services	13.79%
Consumer Discretionary	10.11%
Consumer Staples	7.19%
Energy	4.38%
Financials	20.62%
Healthcare	6.81%
Information Technology*	28.94%
Materials	7.22%
Total	99.06%

*	To monitor compliance with the Portfolio’s concentration guidelines as described in the Portfolio’s Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector consisted of Computers, Electrical Component and Equipment, Electronics, Energy-Alternate Sources, Semiconductors, and Software. As of April 30, 2021, such amounts, as a percentage of total net assets were 1.63%, 1.80%, 3.57%, 1.31%, 18.16%, and 2.47%, respectively. The percentage in any such single industry will comply with the Portfolio’s concentration policy even if the percentage in the Information Technology sector for financial reporting purposes may exceed 25%.

Security type / country and sector allocations
Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio II

As of April 30, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Portfolio being different from another Portfolio’s sector designations.

Percentage
Security type / country	of net assets
Common Stock by Country	98.18%
Argentina	0.05%
Bahrain	0.02%
Brazil	5.49%
Chile	0.45%
China	30.93%
India	10.55%
Indonesia	1.74%
Malaysia	0.05%
Mexico	3.13%
Peru	0.32%
Republic of Korea	19.82%
Russia	5.03%
South Africa	0.81%
Taiwan	17.66%
Turkey	0.57%
United States	1.56%
Preferred Stock	0.91%
Rights	0.00%
Short-Term Investments	0.29%
Total Value of Securities	99.38%
Receivables and Other Assets Net of
Liabilities	0.62%
Total Net Assets	100.00%

Percentage
Common stock and preferred stock by sector	of net assets
Communication Services	17.10%
Consumer Discretionary	14.74%
Consumer Staples	11.67%
Energy	10.50%
Financials	6.50%
Healthcare	0.51%
Industrials	0.08%
Information Technology*	35.05%
Materials	2.46%
Real Estate	0.13%
Utilities	0.35%
Total	99.09%

*	To monitor compliance with the Portfolio’s concentration guidelines as described in the Portfolio’s Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector consisted of Computers, Electronics, Electronic Components-Semiconductors, Internet, Media, Semiconductor Components-Integrated Circuits, and Software. As of April 30, 2021, such amounts, as a percentage of total net assets were 0.99%, 1.78%, 9.69%, 0.02%, 21.29%, 9.47%, and 1.02%, respectively. The percentage in any such single industry will comply with the Portfolio’s concentration policy even if the percentage in the Information Technology sector for financial reporting purposes may exceed 25%.

Security type / country and sector allocations
Macquarie Institutional Portfolios — Macquarie Labor Select International Equity Portfolio

As of April 30, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s or sub-advisor’s internal sector classifications, which may result in the sector designations for one Portfolio being different from another Portfolio’s sector designations.

Percentage
Security type / country	of net assets
Common Stock by Country	97.31%
Australia	0.45%
China/Hong Kong	4.71%
Denmark	1.48%
France	8.72%
Germany	6.05%
Italy	4.68%
Japan	28.12%
Singapore	4.68%
Spain	5.43%
Sweden	2.67%
Switzerland	4.38%
United Kingdom	25.94%
Preferred Stock	0.82%
Short-Term Investments	0.52%
Total Value of Securities	98.65%
Receivables and Other Assets Net of
Liabilities	1.35%
Total Net Assets	100.00%

Percentage
Common stock and preferred stock by sector	of net assets
Communication Services	8.90%
Consumer Discretionary	13.67%
Consumer Staples	6.49%
Energy	6.42%
Financials	16.81%
Healthcare	12.77%
Industrials	15.01%
Information Technology	7.30%
Materials	2.88%
Utilities	7.88%
Total	98.13%

Schedules of investments
Macquarie Institutional Portfolios — Macquarie Large Cap Value Portfolio

April 30, 2021 (Unaudited)

	Number of
	shares	Value (US $)
Common Stock – 98.76%
Communication Services – 8.53%
Comcast Class A	27,016	$1,516,948
Verizon
Communications	24,600	1,421,634
Walt Disney †	7,436	1,383,245
		4,321,827
Consumer Discretionary – 9.04%
Dollar General	6,769	1,453,643
Dollar Tree †	13,200	1,516,680
Lowe’s	8,200	1,609,250
		4,579,573
Consumer Staples – 5.90%
Archer-Daniels-Midland	24,800	1,565,624
Conagra Brands	37,296	1,383,309
Mondelez International
Class A	642	39,040
		2,987,973
Energy – 2.68%
ConocoPhillips	26,578	1,359,199
		1,359,199
Financials – 16.87%
American International
Group	35,900	1,739,355
Discover Financial
Services	16,700	1,903,800
MetLife	26,164	1,664,815
Truist Financial	27,600	1,636,956
US Bancorp	27,000	1,602,450
		8,547,376
Healthcare – 16.98%
Cardinal Health	25,500	1,538,670
Cigna	6,653	1,656,664
CVS Health	20,100	1,535,640
Johnson & Johnson	7,900	1,285,567
Merck & Co.	18,700	1,393,150
Viatris †	89,710	1,193,143
		8,602,834
Industrials – 12.47%
Caterpillar	7,354	1,677,521
Honeywell International	6,284	1,401,583
Northrop Grumman	4,400	1,559,536
Raytheon Technologies	20,177	1,679,534
		6,318,174
Information Technology – 17.38%
Broadcom	3,100	1,414,220
Cisco Systems	29,700	1,512,027
Cognizant Technology
Solutions Class A	17,725	1,425,090
Fidelity National
Information Services	10,056	1,537,562
Motorola Solutions	7,500	1,412,250
Oracle	19,900	1,508,221
		8,809,370
Materials – 3.00%
DuPont de Nemours	19,709	1,519,761
		1,519,761
Real Estate – 3.05%
Equity Residential	20,850	1,547,695
		1,547,695
Utilities – 2.86%
Edison International	24,400	1,450,580
		1,450,580
Total Common Stock
(cost $38,944,417)		50,044,362

Short-Term Investments – 1.36%
Money Market Mutual Funds – 1.36%
BlackRock FedFund –
Institutional Shares
(seven-day effective
yield 0.03%)	171,924	171,924
Fidelity Investments
Money Market
Government Portfolio
– Class I (seven-day
effective yield 0.01%)	171,925	171,925
GS Financial Square
Government Fund –
Institutional Shares
(seven-day effective
yield 0.03%)	171,925	171,925
Morgan Stanley
Government Portfolio
– Institutional Share
Class (seven-day
effective yield 0.00%)	171,925	171,925
Total Short-Term Investments
(cost $687,699)		687,699
Total Value of
Securities–100.12%
(cost $39,632,116)		$50,732,061

†	Non-income producing security.

Schedules of investments
Macquarie Institutional Portfolios — Macquarie Large Cap Value Portfolio

Summary of abbreviations:
GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

April 30, 2021 (Unaudited)

	Principal
	amount°	Value (US $)
Agency Collateralized Mortgage Obligations – 2.56%
Fannie Mae Connecticut
Avenue Securities
Series 2017-C04 2M2
2.956% (LIBOR01M
+ 2.85%) 11/25/29 ●	76,801	$78,601
Series 2018-C02 2M2
2.306% (LIBOR01M
+ 2.20%, Floor
2.20%) 8/25/30 ●	77,532	78,443
Series 2018-C03 1M2
2.256% (LIBOR01M
+ 2.15%, Floor
2.15%) 10/25/30 ●	124,283	125,680
Series 2018-C05 1M2
2.456% (LIBOR01M
+ 2.35%, Floor
2.35%) 1/25/31 ●	97,385	98,737
Fannie Mae REMIC Trust
Series 2004-W11 1A2
6.50% 5/25/44	11,609	13,666
Fannie Mae REMICs
Series 2011-118 DC
4.00% 11/25/41	96,514	103,731
Freddie Mac REMICs
Series 4676 KZ
2.50% 7/15/45	55,253	56,959
Freddie Mac Structured
Agency Credit Risk
Debt Notes
Series 2017-DNA1 M2
3.356% (LIBOR01M
+ 3.25%, Floor
3.25%) 7/25/29 ●	237,089	246,141
Series 2017-DNA3 M2
2.606% (LIBOR01M
+ 2.50%) 3/25/30 ●	500,000	511,338
Series 2018-HQA1 M2
2.406% (LIBOR01M
+ 2.30%) 9/25/30 ●	144,438	145,887
Freddie Mac Structured
Agency Credit Risk
REMIC Trust
Series 2019-HQA4 M2
144A 2.156%
(LIBOR01M + 2.05%)
11/25/49 #, ●	290,160	290,601
Series 2020-DNA6 M2
144A 2.01% (SOFR +
2.00%) 12/25/50 #, ●	400,000	400,482
Series 2021-DNA1 M2
144A 1.81% (SOFR +
1.80%) 1/25/51 #, ●	800,000	799,753
Freddie Mac Structured
Agency Credit Risk
REMIC Trust
Series 2021-DNA3 M2
144A 2.11% (SOFR +
2.10%) 10/25/33 #, ●	270,000	273,894
Series 2021-HQA1 M2
144A 2.26% (SOFR +
2.25%) 8/25/33 #, ●	800,000	806,018
Total Agency Collateralized Mortgage
Obligations
(cost $3,977,870)		4,029,931

Agency Commercial Mortgage-Backed Securities – 0.72%
FREMF Mortgage Trust
Series 2011-K15 B
144A 5.137%
8/25/44 #, ●	150,000	151,002
Series 2012-K22 B
144A 3.811%
8/25/45 #, ●	60,000	62,200
Series 2013-K25 C
144A 3.744%
11/25/45 #, ●	280,000	290,565
Series 2014-K717 B
144A 3.738%
11/25/47 #, ●	90,000	90,878
Series 2014-K717 C
144A 3.738%
11/25/47 #, ●	40,000	40,419
Series 2016-K53 B
144A 4.158%
3/25/49 #, ●	15,000	16,561
Series 2016-K722 B
144A 3.978%
7/25/49 #, ●	370,000	391,092
Series 2017-K71 B
144A 3.881%
11/25/50 #, ●	80,000	86,733
Total Agency Commercial Mortgage-
Backed Securities
(cost $1,097,244)		1,129,450

Agency Mortgage-Backed Securities – 20.42%
Fannie Mae
3.00% 2/1/57	173,682	188,799
Fannie Mae S.F. 15 yr
2.00% 3/1/36	830,573	860,698
Fannie Mae S.F. 20 yr
2.00% 3/1/41	380,907	389,150
2.00% 4/1/41	171,462	174,358
2.00% 5/1/41	301,000	305,651

Schedules of investments
Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

	Principal
	amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
2.00% 11/1/50	493,886	$501,259
2.00% 12/1/50	824,735	834,250
2.00% 1/1/51	776,004	784,416
2.00% 2/1/51	546,624	552,986
2.00% 3/1/51	791,258	799,587
2.50% 11/1/50	1,131,684	1,175,325
2.50% 1/1/51	486,228	504,931
2.50% 2/1/51	92,547	96,107
2.50% 5/1/51	144,000	149,539
3.00% 10/1/46	929,359	986,457
3.00% 4/1/47	106,102	112,324
3.00% 11/1/48	135,827	143,333
3.00% 10/1/49	231,470	243,045
3.00% 12/1/49	293,701	312,240
3.00% 3/1/50	121,824	128,702
3.00% 6/1/50	353,802	370,666
3.00% 7/1/50	280,344	294,878
3.00% 8/1/50	613,046	646,391
3.00% 9/1/50	240,757	252,385
3.50% 7/1/47	340,582	371,709
3.50% 11/1/48	208,905	222,729
3.50% 12/1/49	1,240,617	1,346,303
3.50% 1/1/50	445,348	474,072
4.00% 10/1/48	415,148	457,876
4.50% 6/1/40	23,856	26,779
4.50% 7/1/40	29,946	32,468
4.50% 2/1/41	96,666	107,796
4.50% 8/1/41	36,899	41,673
4.50% 10/1/45	92,075	103,191
4.50% 5/1/46	284,397	318,938
4.50% 4/1/48	768,008	865,875
4.50% 9/1/48	41,284	45,689
4.50% 1/1/49	819,999	908,777
4.50% 1/1/50	167,240	183,809
5.00% 7/1/47	439,733	507,828
5.50% 5/1/44	1,661,793	1,930,723
6.00% 6/1/41	274,706	326,390
6.00% 7/1/41	907,501	1,079,081
6.00% 1/1/42	220,442	261,952
Fannie Mae S.F. 30 yr
TBA
2.00% 5/1/51	2,971,000	3,000,478
2.50% 5/1/51	3,997,000	4,146,575
Freddie Mac S.F. 15 yr
1.50% 3/1/36	602,338	611,266
2.00% 12/1/35	627,388	651,496
Freddie Mac S.F. 20 yr
2.00% 3/1/41	436,453	445,898
2.00% 4/1/41	391,551	400,024
Freddie Mac S.F. 30 yr
2.50% 10/1/50	344,633	360,428
2.50% 11/1/50	700,986	729,035
2.50% 2/1/51	223,632	234,522
3.00% 11/1/49	156,169	163,800
3.00% 12/1/49	61,687	64,808
3.00% 1/1/50	107,059	113,142
4.50% 3/1/42	28,498	32,164
4.50% 1/1/49	136,332	151,563
4.50% 8/1/49	308,970	343,160
GNMA I S.F. 30 yr
3.00% 3/15/50	113,217	118,309
GNMA II S.F. 30 yr
3.00% 8/20/50	144,051	153,525
5.50% 5/20/37	8,028	9,187
Total Agency Mortgage-Backed Securities
(cost $31,692,556)		32,150,515

Collateralized Debt Obligations – 1.84%
CFIP CLO
Series 2017-1A A
144A 1.41%
(LIBOR03M + 1.22%)
1/18/30 #, ●	500,000	499,874
Man GLG US CLO
Series 2018-1A A1R
144A 1.328%
(LIBOR03M + 1.14%)
4/22/30 #, ●	700,000	700,788
Midocean Credit CLO IX
Series 2018-9A A1
144A 1.338%
(LIBOR03M + 1.15%,
Floor 1.15%)
7/20/31 #, ●	250,000	250,824
Octagon Investment
Partners 51
Series 2021-1A A
144A 1.15%
(LIBOR03M + 1.15%,
Floor 1.15%)
7/20/34 #, ●	250,000	250,000
Saranac CLO VII
Series 2014-2A A1AR
144A 1.412%
(LIBOR03M + 1.23%)
11/20/29 #, ●	245,987	245,623
Signal Peak CLO 5
Series 2018-5A A
144A 1.286%
(LIBOR03M + 1.11%,
Floor 1.11%)
4/25/31 #, ●	400,000	400,681

	Principal
	amount°	Value (US $)
Collateralized Debt Obligations (continued)
Steele Creek CLO
Series 2017-1A A
144A 1.434%
(LIBOR03M + 1.25%)
10/15/30 #, ●	250,000	$249,709
Venture 42 CLO
Series 2021-42A A1A
144A 1.327%
(LIBOR03M + 1.13%,
Floor 1.13%)
4/15/34 #, ●	300,000	299,925
Total Collateralized Debt Obligations
(cost $2,896,167)		2,897,424

Corporate Bonds – 36.85%
Banking – 7.70%
Akbank TAS 144A
6.80% 2/6/26 #	200,000	207,633
Ally Financial 4.70%
5/15/26 µ, ψ	150,000	152,430
Banco Continental 144A
2.75% 12/10/25 #	150,000	147,012
Banco de Credito e
Inversiones 144A
3.50% 10/12/27 #	200,000	213,310
Banco Industrial 144A
4.875% 1/29/31 #, µ	150,000	154,732
Bank Leumi Le-Israel
144A 3.275%
1/29/31 #, µ	200,000	206,825
Bank of America
1.734% 7/22/27 µ	120,000	121,174
2.676% 6/19/41 µ	610,000	573,937
2.687% 4/22/32 µ	115,000	116,478
3.311% 4/22/42 µ	135,000	137,940
Barclays
2.667% 3/10/32 µ	200,000	197,572
5.20% 5/12/26	200,000	227,439
BBVA USA 3.875%
4/10/25	250,000	273,641
BDO Unibank 2.125%
1/13/26	200,000	203,750
Citigroup 4.00%
12/10/25 µ, ψ	55,000	55,842
Credit Suisse Group
144A 4.194%
4/1/31 #, µ	250,000	276,646
144A 7.25%
9/12/25 #, µ, ψ	200,000	221,499
Deutsche Bank
3.547% 9/18/31 µ	335,000	351,075
3.729% 1/14/32 µ	400,000	396,836
Goldman Sachs Group
1.992% 1/27/32 µ	350,000	332,744
2.615% 4/22/32 µ	190,000	191,094
3.50% 4/1/25	250,000	272,041
JPMorgan Chase & Co.
1.04% 2/4/27 µ	75,000	73,617
1.953% 2/4/32 µ	80,000	76,118
2.58% 4/22/32 µ	120,000	120,591
3.109% 4/22/41 µ	70,000	69,931
3.328% 4/22/52 µ	125,000	125,260
4.023% 12/5/24 µ	305,000	330,378
4.60% 2/1/25 µ, ψ	135,000	139,387
5.00% 8/1/24 µ, ψ	230,000	242,573
Morgan Stanley
1.593% 5/4/27 µ	220,000	221,159
1.794% 2/13/32 µ	10,000	9,412
2.188% 4/28/26 µ	320,000	332,916
5.00% 11/24/25	430,000	495,787
Natwest Group 8.625%
8/15/21 µ, ψ	500,000	510,960
PNC Financial Services
Group 2.60%
7/23/26	475,000	505,889
QNB Finance 2.625%
5/12/25	200,000	208,504
Santander UK 144A
5.00% 11/7/23 #	180,000	197,388
SVB Financial Group
1.80% 2/2/31	85,000	79,173
4.10% 2/15/31 µ, ψ	255,000	257,072
Truist Bank 2.636%
9/17/29 µ	334,000	351,809
Truist Financial 4.95%
9/1/25 µ, ψ	415,000	457,537
UBS Group
144A 4.125%
9/24/25 #	225,000	251,222
6.875% 8/7/25 µ, ψ	330,000	375,986
7.125% 8/10/21 µ, ψ	200,000	203,255
US Bancorp
1.45% 5/12/25	165,000	168,633
3.10% 4/27/26	140,000	151,903
3.60% 9/11/24	40,000	43,910
3.95% 11/17/25	495,000	558,398
US Bank 3.40%
7/24/23	250,000	266,611
Wells Fargo & Co.
3.90% 3/15/26 µ, ψ	255,000	260,871
		12,117,900

Schedules of investments
Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry – 2.36%
CSN Inova Ventures
144A 6.75%
1/28/28 #	200,000	$217,623
First Quantum Minerals
144A 7.50%
4/1/25 #	200,000	207,875
GC Treasury Center
144A 4.30%
3/18/51 #	200,000	207,982
LYB International
Finance III 2.875%
5/1/25	4,000	4,263
LyondellBasell Industries
4.625% 2/26/55	320,000	368,267
Methanex 5.25%
12/15/29	320,000	338,400
Minera Mexico 144A
4.50% 1/26/50 #	200,000	211,500
Newmont
2.25% 10/1/30	290,000	284,566
2.80% 10/1/29	330,000	341,465
Nutrition & Biosciences
144A 3.268%
11/15/40 #	365,000	361,602
OCP 144A 4.50%
10/22/25 #	200,000	214,003
Olin 5.625% 8/1/29	90,000	97,587
PowerTeam Services
144A 9.033%
12/4/25 #	210,000	233,378
Sasol Financing USA
4.375% 9/18/26	200,000	204,930
Vale Overseas 3.75%
7/8/30	145,000	152,721
Vedanta Resources
Finance II 144A
8.95% 3/11/25 #	275,000	273,153
		3,719,315
Brokerage – 0.54%
Charles Schwab
4.00% 6/1/26 µ, ψ	105,000	108,156
5.375% 6/1/25 µ, ψ	265,000	295,316
Jefferies Group
4.15% 1/23/30	175,000	194,015
6.45% 6/8/27	30,000	37,347
6.50% 1/20/43	160,000	217,150
		851,984
Capital Goods – 0.83%
Ashtead Capital 144A
5.25% 8/1/26 #	230,000	241,500
Otis Worldwide 3.362%
2/15/50	22,000	22,429
Standard Industries
144A 3.375%
1/15/31 #	129,000	121,099
144A 5.00%
2/15/27 #	116,000	119,770
Teledyne Technologies
2.25% 4/1/28	220,000	221,230
2.75% 4/1/31	195,000	196,957
TransDigm 144A 6.25%
3/15/26 #	88,000	93,280
UltraTech Cement 144A
2.80% 2/16/31 #	200,000	187,328
United Rentals North
America 3.875%
2/15/31	103,000	103,786
		1,307,379
Communications – 7.43%
Altice Financing 144A
5.00% 1/15/28 #	200,000	197,667
AT&T
3.10% 2/1/43	157,000	145,462
3.50% 6/1/41	280,000	276,295
144A 3.50%
9/15/53 #	160,000	147,455
ATP Tower Holdings
144A 4.05%
4/27/26 #	200,000	197,400
C&W Senior Financing
144A 7.50%
10/15/26 #	200,000	211,581
Charter Communications
Operating
3.70% 4/1/51	275,000	259,286
4.464% 7/23/22	385,000	400,626
4.80% 3/1/50	155,000	171,023
5.05% 3/30/29	220,000	255,141
Clear Channel Outdoor
Holdings 144A
7.75% 4/15/28 #	65,000	67,017
Clear Channel
Worldwide Holdings
9.25% 2/15/24	33,000	34,509

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Comcast
3.20% 7/15/36	205,000	$215,524
3.70% 4/15/24	305,000	332,705
3.75% 4/1/40	45,000	49,716
Connect Finco 144A
6.75% 10/1/26 #	200,000	209,190
Crown Castle
International
3.80% 2/15/28	305,000	335,194
4.30% 2/15/29	505,000	571,575
CSC Holdings
144A 4.625%
12/1/30 #	200,000	195,750
144A 5.50%
4/15/27 #	200,000	210,026
Discovery
Communications
144A 4.00%
9/15/55 #	160,000	156,811
4.125% 5/15/29	305,000	336,838
5.20% 9/20/47	295,000	346,749
IHS Netherlands Holdco
144A 7.125%
3/18/25 #	200,000	209,750
Level 3 Financing 144A
3.625% 1/15/29 #	140,000	135,800
Prosus 144A 3.832%
2/8/51 #	200,000	183,154
Sprint Spectrum 144A
4.738% 9/20/29 #	220,000	236,225
Time Warner Cable
7.30% 7/1/38	360,000	511,928
Time Warner
Entertainment
8.375% 3/15/23	185,000	211,268
T-Mobile USA
144A 1.50%
2/15/26 #	85,000	85,205
144A 2.55%
2/15/31 #	55,000	54,176
144A 3.00%
2/15/41 #	150,000	140,485
144A 3.50%
4/15/25 #	100,000	108,563
144A 3.75%
4/15/27 #	155,000	170,929
144A 3.875%
4/15/30 #	380,000	414,409
Turkcell Iletisim
Hizmetleri 144A
5.80% 4/11/28 #	200,000	210,050
VEON Holdings 144A
3.375% 11/25/27 #	200,000	201,694
Verizon Communications
2.10% 3/22/28	60,000	60,584
2.55% 3/21/31	115,000	115,371
3.40% 3/22/41	105,000	107,717
3.55% 3/22/51	100,000	101,773
4.50% 8/10/33	1,180,000	1,392,413
ViacomCBS
4.375% 3/15/43	305,000	330,677
4.95% 1/15/31	315,000	370,695
Vmed O2 UK Financing I
144A 4.25%
1/31/31 #	200,000	193,750
Vodafone Group
4.25% 9/17/50	200,000	222,851
4.875% 6/19/49	480,000	583,424
Zayo Group Holdings
144A 6.125%
3/1/28 #	20,000	20,602
		11,697,033
Consumer Cyclical – 1.76%
Alibaba Group Holding
2.70% 2/9/41	200,000	186,532
Carnival 144A 7.625%
3/1/26 #	212,000	232,408
Ford Motor Credit
4.542% 8/1/26	490,000	526,750
General Motors
5.40% 10/2/23	75,000	83,003
6.125% 10/1/25	75,000	89,060
6.60% 4/1/36	106,000	141,626
General Motors Financial
2.35% 1/8/31	60,000	57,470
4.35% 4/9/25	200,000	221,827
5.20% 3/20/23	25,000	27,086
5.25% 3/1/26	6,000	6,917
5.70% 9/30/30 µ, ψ	165,000	184,800
Hyundai Capital America
144A 3.50%
11/2/26 #	65,000	70,096
MGM Resorts
International 4.75%
10/15/28	150,000	158,428
Royal Caribbean Cruises
144A 5.50%
4/1/28 #	150,000	157,493

Schedules of investments
Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

		Principal
		amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Sands China 3.80%
1/8/26		200,000	$212,764
Scientific Games
International 144A
8.25% 3/15/26 #		237,000	255,664
Six Flags Entertainment
144A 4.875%
7/31/24 #		150,000	151,342
			2,763,266
Consumer Non-Cyclical – 2.76%
AbbVie
2.95% 11/21/26		410,000	439,427
4.05% 11/21/39		346,000	386,854
Anheuser-Busch InBev
Worldwide 4.50%
6/1/50		365,000	419,164
Auna 144A 6.50%
11/20/25 #		200,000	201,817
BAT Capital 2.259%
3/25/28		165,000	161,947
BAT International
Finance 1.668%
3/25/26		110,000	109,535
Bausch Health 144A
6.25% 2/15/29 #		389,000	411,860
Biogen 3.15% 5/1/50		170,000	155,361
CVS Health
1.875% 2/28/31		35,000	33,143
4.30% 3/25/28		421,000	479,372
4.78% 3/25/38		120,000	143,667
Gilead Sciences 4.15%
3/1/47		275,000	306,622
MHP 144A 7.75%
5/10/24 #		200,000	211,892
New York & Presbyterian
Hospital 4.063%
8/1/56		130,000	156,361
Pilgrim’s Pride 144A
5.875% 9/30/27 #		120,000	127,500
Tenet Healthcare
5.125% 5/1/25		236,000	239,127
144A 6.125%
10/1/28 #		145,000	153,192
Viatris
144A 2.30%
6/22/27 #		30,000	30,435
144A 2.70%
6/22/30 #		120,000	118,677
144A 4.00%
6/22/50 #		50,000	49,798
			4,335,751
Electric – 3.01%
Abu Dhabi National
Energy PJSC 144A
2.00% 4/29/28 #		200,000	199,732
Calpine
144A 4.50%
2/15/28 #		55,000	55,659
144A 5.00%
2/1/31 #		185,000	182,466
144A 5.125%
3/15/28 #		55,000	55,968
Centrais Eletricas
Brasileiras 144A
3.625% 2/4/25 #		200,000	203,194
Duke Energy 4.875%
9/16/24 µ, ψ		345,000	366,666
Electricite de France
2.875%
12/15/26 µ, ψ	EUR	200,000	251,106
Entergy Arkansas 4.20%
4/1/49		155,000	181,341
Entergy Mississippi
3.85% 6/1/49		295,000	323,976
Entergy Texas 3.55%
9/30/49		130,000	134,172
Evergy Kansas Central
3.45% 4/15/50		130,000	136,706
FirstEnergy Transmission
144A 4.55%
4/1/49 #		140,000	156,352
Kallpa Generacion 144A
4.125% 8/16/27 #		200,000	205,848
Louisville Gas and
Electric 4.25%
4/1/49		280,000	327,727
Mong Duong Finance
Holdings 144A
5.125% 5/7/29 #		250,000	252,541
Pacific Gas and Electric
2.10% 8/1/27		55,000	53,695
2.50% 2/1/31		80,000	75,412
3.25% 6/1/31		45,000	44,554
3.30% 8/1/40		128,000	114,162
Perusahaan Listrik
Negara 144A 3.875%
7/17/29 #		200,000	210,382
PG&E 5.25% 7/1/30		285,000	304,594
Southern California
Edison
3.65% 2/1/50		165,000	165,651
4.00% 4/1/47		105,000	109,577
4.875% 3/1/49		455,000	540,310

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Trans-Allegheny
Interstate Line 144A
3.85% 6/1/25 #	85,000	$91,762
		4,743,553
Energy – 5.41%
BP Capital Markets
4.875% 3/22/30 µ, ψ	305,000	328,180
Chevron USA 3.90%
11/15/24	200,000	221,097
CNX Resources 144A
6.00% 1/15/29 #	345,000	369,083
Crestwood Midstream
Partners 144A 6.00%
2/1/29 #	210,000	217,375
Ecopetrol 6.875%
4/29/30	120,000	145,650
Energy Transfer
5.25% 4/15/29	115,000	131,984
6.25% 4/15/49	490,000	589,177
ENN Energy Holdings
144A 2.625%
9/17/30 #	200,000	195,321
Enterprise Products
Operating 3.20%
2/15/52	645,000	595,424
Equinor 1.75% 1/22/26	70,000	72,124
Galaxy Pipeline Assets
Bidco 144A 2.625%
3/31/36 #	200,000	194,344
Infraestructura
Energetica Nova
144A 4.875%
1/14/48 #	200,000	203,388
Kinder Morgan 3.60%
2/15/51	130,000	124,852
Marathon Oil 4.40%
7/15/27	875,000	976,899
MPLX
1.75% 3/1/26	75,000	75,505
4.125% 3/1/27	370,000	412,221
Murphy Oil 5.875%
12/1/27	318,000	319,994
NuStar Logistics 6.375%
10/1/30	290,000	319,725
ONEOK 7.50% 9/1/23	505,000	574,653
PDC Energy 5.75%
5/15/26	145,000	150,935
Petroleos Mexicanos
5.95% 1/28/31	220,000	212,707
6.75% 9/21/47	60,000	53,127
Sabine Pass Liquefaction
5.625% 3/1/25	315,000	361,630
5.75% 5/15/24	359,000	405,488
Saudi Arabian Oil 144A
4.25% 4/16/39 #	220,000	240,346
Sempra Energy 4.875%
10/15/25 µ, ψ	115,000	126,090
Southwestern Energy
7.75% 10/1/27	255,000	274,435
Targa Resources Partners
5.375% 2/1/27	108,000	112,372
Tennessee Gas Pipeline
144A 2.90%
3/1/30 #	505,000	513,157
		8,517,283
Finance Companies – 1.11%
AerCap Ireland Capital
DAC
3.65% 7/21/27	340,000	361,560
4.625% 10/15/27	150,000	167,241
6.50% 7/15/25	150,000	176,606
Air Lease
2.875% 1/15/26	220,000	229,268
3.00% 2/1/30	315,000	315,082
3.375% 7/1/25	70,000	75,052
DAE Sukuk DIFC 144A
3.75% 2/15/26 #	200,000	208,236
Oryx Funding 144A
5.80% 2/3/31 #	200,000	212,297
		1,745,342
Insurance – 0.23%
Brighthouse Financial
5.625% 5/15/30	90,000	107,664
GTCR AP Finance 144A
8.00% 5/15/27 #	51,000	54,442
MetLife
3.85% 9/15/25 µ, ψ	185,000	195,175
6.40% 12/15/66	5,000	6,349
		363,630
REITs – 0.54%
American Tower Trust #1
144A 3.07%
3/15/48 #	120,000	121,488
CubeSmart 3.00%
2/15/30	75,000	77,235
Goodman HK Finance
4.375% 6/19/24	200,000	217,603
Kaisa Group Holdings
9.375% 6/30/24	200,000	199,000

Schedules of investments
Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

		Principal
		amount°	Value (US $)
Corporate Bonds (continued)
REITs (continued)
Trust Fibra Uno 144A
5.25% 1/30/26 #		200,000	$225,651
			840,977
Technology – 1.24%
Equinix 5.375%
5/15/27		280,000	300,900
Global Payments
2.65% 2/15/25		342,000	361,072
2.90% 5/15/30		63,000	64,672
3.20% 8/15/29		225,000	237,399
Iron Mountain 144A
5.25% 7/15/30 #		64,000	66,563
NXP
144A 2.70%
5/1/25 #		20,000	21,153
144A 4.30%
6/18/29 #		27,000	30,615
144A 4.875%
3/1/24 #		300,000	333,064
144A 5.55%
12/1/28 #		45,000	54,708
Oracle
2.875% 3/25/31		150,000	152,622
3.65% 3/25/41		140,000	143,255
SK Hynix 144A 2.375%
1/19/31 #		200,000	192,352
			1,958,375
Transportation – 1.71%
Abertis Infraestructuras
Finance 3.248%
11/24/25 µ, ψ	EUR	200,000	247,163
Aeropuertos Argentina
2000 PIK 144A
9.375% 2/1/27 #, >>		1	1
DAE Funding 144A
3.375% 3/20/28 #		200,000	200,147
Delta Air Lines
144A 7.00%
5/1/25 #		685,000	796,956
7.375% 1/15/26		215,000	252,706
Mileage Plus Holdings
144A 6.50%
6/20/27 #		350,000	384,563
Rutas 2 and 7 Finance
144A 3.413%
9/30/36 #, ^		200,000	142,750
Southwest Airlines
5.125% 6/15/27		260,000	304,337
5.25% 5/4/25		190,000	217,728
Union Pacific 3.25%
2/5/50		90,000	89,724
United Airlines
144A 4.375%
4/15/26 #		25,000	25,974
144A 4.625%
4/15/29 #		35,000	36,416
			2,698,465
Utilities – 0.22%
Clean Renewable Power
Mauritius 144A
4.25% 3/25/27 #		200,000	201,600
Essential Utilities
2.704% 4/15/30		75,000	76,508
3.351% 4/15/50		75,000	74,339
			352,447
Total Corporate Bonds
(cost $55,711,579)			58,012,700

Municipal Bonds – 0.02%
South Carolina Public
Service Authority
Series D 4.77% 12/1/45		30,000	36,724
Total Municipal Bonds
(cost $33,696)			36,724

Non-Agency Asset-Backed Securities – 1.67%
Citicorp Residential
Mortgage Trust
Series 2006-3 A5
5.134% 11/25/36 ●		182,876	188,139
DataBank Issuer
Series 2021-1A A2
144A 2.06%
2/27/51 #		175,000	174,913
Domino’s Pizza Master
Issuer
Series 2021-1A A2I
144A 2.662%
4/25/51 #		800,000	807,984
Ford Credit Auto Lease
Trust
Series 2021-A B
0.47% 5/15/24		140,000	139,694
HOA Funding
Series 2014-1A A2
144A 4.846%
8/20/44 #		43,500	43,077
Hyundai Auto Lease
Securitization Trust
Series 2020-A A2
144A 1.90%
5/16/22 #		97,523	97,715

	Principal
	amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Hyundai Auto
Receivables Trust
Series 2020-C A2
0.26% 9/15/23	150,000	$150,029
Mercedes-Benz Auto
Lease Trust
Series 2020-A A2
1.82% 3/15/22	20,719	20,751
Mercedes-Benz Master
Owner Trust
Series 2019-BA A
144A 2.61%
5/15/24 #	100,000	102,378
PFS Financing
Series 2020-G A
144A 0.97%
2/15/26 #	500,000	502,868
Series 2021-A A 144A
0.71% 4/15/26 #	200,000	199,495
Towd Point Mortgage
Trust
Series 2015-5 A1B
144A 2.75%
5/25/55 #, ●	4,720	4,727
Series 2015-6 A1B
144A 2.75%
4/25/55 #, ●	13,174	13,256
Series 2017-1 A1
144A 2.75%
10/25/56 #, ●	28,610	29,095
Series 2017-2 A1
144A 2.75%
4/25/57 #, ●	29,657	30,087
Series 2018-1 A1
144A 3.00%
1/25/58 #, ●	48,583	50,095
Wendy’s Funding
Series 2018-1A A2I
144A 3.573%
3/15/48 #	77,400	79,306
Total Non-Agency Asset-Backed Securities
(cost $2,602,044)		2,633,609

Non-Agency Collateralized Mortgage Obligations —
1.82%
Connecticut Avenue
Securities Trust
Series 2019-R01 2M2
144A 2.556%
(LIBOR01M + 2.45%)
7/25/31 #, ●	68,693	69,081
GS Mortgage-Backed
Securities Trust
Series 2021-PJ4 A8
144A 2.50%
9/25/51 #, =, ●	350,000	359,730
JPMorgan Mortgage
Trust
Series 2014-2 B1
144A 3.414%
6/25/29 #, ●	37,470	38,699
Series 2014-2 B2
144A 3.414%
6/25/29 #, ●	37,470	38,541
Series 2015-4 B1
144A 3.601%
6/25/45 #, ●	72,678	75,614
Series 2015-4 B2
144A 3.601%
6/25/45 #, ●	72,678	75,196
Series 2015-5 B2
144A 2.472%
5/25/45 #, ●	83,028	85,184
Series 2015-6 B1
144A 3.54%
10/25/45 #, ●	72,257	74,971
Series 2015-6 B2
144A 3.54%
10/25/45 #, ●	72,257	74,617
Series 2016-4 B1
144A 3.841%
10/25/46 #, ●	83,403	87,580
Series 2016-4 B2
144A 3.841%
10/25/46 #, ●	89,445	93,248
Series 2017-2 A3
144A 3.50%
5/25/47 #, ●	15,829	16,105
Series 2020-2 A3
144A 3.50%
7/25/50 #, ●	50,352	51,552
Series 2020-5 A3
144A 3.00%
12/25/50 #, ●	289,217	294,392
Series 2021-1 A3
144A 2.50%
6/25/51 #, ●	115,276	117,694

Schedules of investments
Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

	Principal
	amount°	Value (US $)
Non-Agency Collateralized Mortgage
Obligations (continued)
Morgan Stanley
Residential Mortgage
Loan Trust
Series 2020-1 A2A
144A 2.50%
12/25/50 #, ●	479,694	$492,155
Series 2021-1 A2
144A 2.50%
3/25/51 #, ●	98,670	101,109
New Residential
Mortgage Loan Trust
Series 2018-RPL1 A1
144A 3.50%
12/25/57 #, ●	55,887	58,524
RCKT Mortgage Trust
Series 2021-1 A1
144A 2.50%
3/25/51 #, ●	99,251	101,204
Sequoia Mortgage Trust
Series 2015-1 B2
144A 3.891%
1/25/45 #, ●	24,635	25,307
Series 2015-2 B2
144A 3.751%
5/25/45 #, ●	245,087	253,486
Series 2017-5 B1
144A 3.829%
8/25/47 #, ●	232,217	246,750
Series 2019-CH1 A1
144A 4.50%
3/25/49 #, ●	26,014	26,293
Total Non-Agency Collateralized Mortgage
Obligations
(cost $2,813,458)		2,857,032

Non-Agency Commercial Mortgage-Backed Securities —
8.75%
BANK
Series 2017-BNK5 A5
3.39% 6/15/60	225,000	246,506
Series 2017-BNK5 B
3.896% 6/15/60 ●	95,000	103,789
Series 2017-BNK7 A5
3.435% 9/15/60	190,000	209,025
Series 2019-BN20 A3
3.011% 9/15/62	205,000	218,495
Series 2019-BN21 A5
2.851% 10/17/52	200,000	210,724
Series 2019-BN23 A3
2.92% 12/15/52	110,000	116,527
Benchmark Mortgage
Trust
Series 2018-B1 A5
3.666% 1/15/51 ●	400,000	444,348
Series 2020-B17 A5
2.289% 3/15/53	75,000	75,779
Series 2020-B19 A5
1.85% 9/15/53	835,000	813,819
Series 2020-B21 A5
1.978% 12/17/53	150,000	146,894
Series 2020-B22 A5
1.973% 1/15/54	200,000	195,617
Series 2021-B24 A5
2.584% 3/15/54	661,000	680,300
Series 2021-B25 A5
2.577% 4/15/54	455,000	467,217
Cantor Commercial Real
Estate Lending
Series 2019-CF2 A5
2.874% 11/15/52	200,000	210,616
CD Mortgage Trust
Series 2019-CD8 A4
2.912% 8/15/57	100,000	105,226
CFCRE Commercial
Mortgage Trust
Series 2016-C7 A3
3.839% 12/10/54	185,000	205,104
Citigroup Commercial
Mortgage Trust
Series 2014-GC25 A4
3.635% 10/10/47	120,000	129,986
Series 2016-P3 A4
3.329% 4/15/49	308,000	333,528
Series 2017-C4 A4
3.471% 10/12/50	120,000	131,655
Series 2019-C7 A4
3.102% 12/15/72	655,000	703,619
Series 2020-555 A
144A 2.647%
12/10/41 #	100,000	102,794
COMM Mortgage Trust
Series 2013-CR6 AM
144A 3.147%
3/10/46 #	105,000	108,637
Series 2013-WWP A2
144A 3.424%
3/10/31 #	100,000	104,899
Series 2014-CR19 A5
3.796% 8/10/47	80,000	87,005
Series 2014-CR20 AM
3.938% 11/10/47	350,000	377,479

	Principal
	amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed
Securities (continued)
COMM Mortgage Trust
Series 2015-3BP A
144A 3.178%
2/10/35 #	130,000	$138,203
Series 2015-CR23 A4
3.497% 5/10/48	115,000	125,203
DB-JPM Mortgage Trust
Series 2016-C1 A4
3.276% 5/10/49	165,000	178,833
Series 2016-C1 B
4.195% 5/10/49 ●	25,000	26,914
Grace Trust
Series 2020-GRCE A
144A 2.347%
12/10/40 #	250,000	249,739
GS Mortgage Securities
Trust
Series 2015-GC32 A4
3.764% 7/10/48	75,000	82,539
Series 2017-GS5 A4
3.674% 3/10/50	175,000	193,744
Series 2017-GS6 A3
3.433% 5/10/50	115,000	125,917
Series 2018-GS9 A4
3.992% 3/10/51 ●	130,000	146,645
Series 2018-GS9 B
4.321% 3/10/51 ●	125,000	138,218
Series 2019-GC39 A4
3.567% 5/10/52	70,000	77,380
Series 2019-GC42 A4
3.001% 9/1/52	1,015,000	1,083,022
Series 2020-GC47 A5
2.377% 5/12/53	1,095,000	1,112,837
JPM-BB Commercial
Mortgage Securities
Trust
Series 2015-C33 A4
3.77% 12/15/48	255,000	282,005
JPM-DB Commercial
Mortgage Securities
Trust
Series 2017-C7 A5
3.409% 10/15/50	290,000	317,853
JPMorgan Chase
Commercial Mortgage
Securities Trust
Series 2013-LC11 B
3.499% 4/15/46	150,000	150,054
Series 2015-JP1 A5
3.914% 1/15/49	170,000	189,030
Series 2016-JP2 AS
3.056% 8/15/49	180,000	189,132
JPMorgan Chase
Commercial Mortgage
Securities Trust
Series 2016-WIKI A
144A 2.798%
10/5/31 #	105,000	105,259
Series 2016-WIKI B
144A 3.201%
10/5/31 #	85,000	85,219
LB-UBS Commercial
Mortgage Trust
Series 2006-C6 AJ
5.452% 9/15/39 ●	38,810	22,470
Morgan Stanley Bank of
America Merrill Lynch
Trust
Series 2014-C17 A5
3.741% 8/15/47	100,000	108,233
Series 2015-C26 A5
3.531% 10/15/48	120,000	131,712
Series 2016-C29 A4
3.325% 5/15/49	95,000	102,919
Morgan Stanley Capital I
Trust
Series 2006-HQ10 B
5.448% 11/12/41 ●	55,818	54,954
Series 2020-HR8 A4
2.041% 7/15/53	1,220,000	1,206,395
UBS-Barclays
Commercial Mortgage
Trust
Series 2013-C5 B
144A 3.649%
3/10/46 #, ●	150,000	152,380
Wells Fargo Commercial
Mortgage Trust
Series 2015-NXS3 A4
3.617% 9/15/57	80,000	87,873
Series 2016-BNK1 A3
2.652% 8/15/49	155,000	163,870
Series 2017-C38 A5
3.453% 7/15/50	140,000	153,683
Series 2020-C58 A4
2.092% 7/15/53	58,000	57,252
Total Non-Agency Commercial Mortgage-
Backed Securities
(cost $13,553,578)		13,769,075

Loan Agreements — 4.33%
Advantage Sales &
Marketing 1st Lien
6.00% (LIBOR02M +
5.25%) 10/28/27 ●	76,898	77,271

Schedules of investments
Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

	Principal
	amount°	Value (US $)
Loan Agreements (continued)
American Airlines
Tranche B 2.115%
(LIBOR01M + 2.00%)
12/14/23 ●	69,669	$67,361
Applied Systems 1st Lien
3.504% (LIBOR03M
+ 3.00%) 9/19/24 ●	89,258	90,458
Applied Systems 2nd
Lien 6.25%
(LIBOR03M + 5.50%)
9/19/25 ●	242,354	245,611
Aramark Services
Tranche B-3 1.863%
(LIBOR01M + 1.75%)
3/11/25 ●	69,950	69,213
Aramark Services
Tranche B-5 2.613%
(LIBOR01M + 2.50%)
4/1/28 ●	20,000	19,966
Array Technologies
3.75% (LIBOR01M +
3.25%) 10/14/27 ●	72,913	72,913
Aruba Investments
Holdings 1st Lien
4.75% (LIBOR03M +
4.00%) 11/24/27 ●	40,000	40,050
Aruba Investments
Holdings 2nd Lien
8.50% (LIBOR03M +
7.75%) 11/24/28 ●	40,000	40,433
Avantor Funding Tranche
B-4 3.25%
(LIBOR01M + 2.25%)
11/8/27 ●	94,763	94,952
Bausch Health 3.113%
(LIBOR01M + 3.00%)
6/2/25 ●	74,828	74,807
Berry Global Tranche Z
1.861% (LIBOR01M
+ 1.75%) 7/1/26 ●	98,254	97,553
Blue Ribbon 1st Lien
5.00% (LIBOR03M +
4.00%) 11/15/21 ●	39,633	39,501
BW Gas &
Convenience Holdings
Tranche B 4.00%
(LIBOR01M + 3.50%)
3/17/28 ●	120,000	120,000
Caesars Resort
Collection Tranche B-1
4.613% (LIBOR01M
+ 4.50%) 7/21/25 ●	32,175	32,304
Calpine
2.12% (LIBOR01M +
2.00%) 4/5/26 ●	49,125	48,531
2.62% (LIBOR01M +
2.50%) 12/16/27 ●	25,855	25,752
Carnival 8.50%
(LIBOR01M + 7.50%)
6/30/25 ●	49,625	51,207
Charter Communications
Operating Tranche B2
1.87% (LIBOR01M +
1.75%) 2/1/27 ●	101,505	101,146
Chemours Tranche B-2
1.87% (LIBOR01M +
1.75%) 4/3/25 ●	139,095	136,314
CityCenter Holdings
3.00% (LIBOR01M +
2.25%) 4/18/24 ●	97,964	97,032
Core & Main 3.75%
(LIBOR01M + 2.75%)
8/1/24 ●	140,276	139,925
CoreLogic TBD
4/14/28 X	55,000	54,794
CSC Holdings 2.606%
(LIBOR01M + 2.50%)
4/15/27 ●	63,385	63,159
DaVita Tranche B-1
1.863% (LIBOR01M
+ 1.75%) 8/12/26 ●	123,129	122,536
EFS Cogen Holdings I
Tranche B 4.50%
(LIBOR03M + 3.50%)
10/1/27 ●	68,252	68,216
Ensemble RCM 3.936%
(LIBOR03M + 3.75%)
8/3/26 ●	73,875	73,835
Epicor Software
Tranche C 4.00%
(LIBOR01M + 3.25%)
7/30/27 ●	134,325	134,317
Epicor Software 2nd Lien
8.75% (LIBOR01M +
7.75%) 7/31/28 ●	85,000	87,577
ESH Hospitality 2.113%
(LIBOR01M + 2.00%)
9/18/26 ●	94,925	94,480
Frontier Communications
Tranche B 4.50%
(LIBOR01M + 3.75%)
10/8/27 ●	171,111	170,470
Gainwell Acquisition
Tranche B 4.75%
(LIBOR03M + 4.00%)
10/1/27 ●	124,687	124,902

	Principal
	amount°	Value (US $)
Loan Agreements (continued)
Gardner Denver
Tranche B-1 1.863%
(LIBOR01M + 1.75%)
3/1/27 ●	71,633	$70,783
Gray Television
Tranche B-2 2.365%
(LIBOR01M + 2.25%)
2/7/24 ●	107,721	107,302
Grupo Aeromexico
(LIBOR03M + 8.00%)
12/31/21 =, ●	130,000	130,000
(LIBOR03M +
12.50%) 8/19/22 =,
●	105,761	105,761
Hamilton Projects
Acquiror 5.75%
(LIBOR03M + 4.75%)
6/17/27 ●	70,941	70,970
HCA Tranche B-12
1.863% (LIBOR01M
+ 1.75%) 3/13/25 ●	224,818	225,046
Heartland Dental
3.613% (LIBOR01M
+ 3.50%) 4/30/25 ●	94,514	93,426
Hilton Worldwide
Finance Tranche B-2
1.856% (LIBOR01M
+ 1.75%) 6/22/26 ●	35,550	35,288
Informatica 3.363%
(LIBOR01M + 3.25%)
2/25/27 ●	68,782	68,245
Informatica 2nd Lien
7.125% 2/25/25	111,000	113,636
IQVIA Tranche B-3
1.953% (LIBOR03M
+ 1.75%) 6/11/25 ●	141,012	140,759
JBS USA LUX 2.113%
(LIBOR01M + 2.00%)
5/1/26 ●	24,500	24,459
Kenan Advantage Group
Tranche B 4.50%
(LIBOR01M + 3.75%)
3/12/26 ●	49,875	49,761
Medrisk Tranche B 1st
Lien TBD 4/3/28 X	55,000	54,759
Michaels Tranche B
5.00% (LIBOR03M +
4.25%) 4/15/28 ●	85,000	84,671
Mileage Plus Holdings
6.25% (LIBOR03M +
5.25%) 6/21/27 ●	50,000	53,422
Numericable US
Tranche B-11 2.936%
(LIBOR03M + 2.75%)
7/31/25 ●	65,856	64,687
Numericable US
Tranche B-13 4.198%
(LIBOR03M + 4.00%)
8/14/26 ●	34,125	34,096
ON Semiconductor
Tranche B-4 2.113%
(LIBOR01M + 2.00%)
9/19/26 ●	73,786	73,727
Organon & Co. Tranche B
TBD 4/8/28 X	245,000	244,628
Penn National Gaming
Tranche B-1 3.00%
(LIBOR01M + 2.25%)
10/15/25 ●	108,956	108,585
Peraton TBD 2/1/28 X	73,332	73,385
Peraton Tranche B 1st
Lien 4.50%
(LIBOR01M + 3.75%)
2/1/28 ●	41,668	41,698
PG&E Tranche B 3.50%
(LIBOR03M + 3.00%)
6/23/25 ●	110,194	109,953
PQ Tranche B 2.436%
(LIBOR03M + 2.25%)
2/8/27 ●	91,883	91,456
Prestige Brands
Tranche B-4 2.109%
(LIBOR01M + 2.00%)
1/26/24 ●	58,462	58,621
Pretium PKG Holdings
1st Lien 4.75%
(LIBOR06M + 4.00%)
11/5/27 ●	64,838	65,020
RealPage 1st Lien
3.75% (LIBOR01M +
3.25%) 4/24/28 ●	100,000	99,681
Ryan Specialty Group
Tranche B-1 3.75%
(LIBOR01M + 3.00%)
9/1/27 ●	59,700	59,737
Scientific Games
International
Tranche B-5 2.863%
(LIBOR01M + 2.75%)
8/14/24 ●	78,074	77,040
Sinclair Television Group
Tranche B-3 3.12%
(LIBOR01M + 3.00%)
4/1/28 ●	59,741	59,293

Schedules of investments
Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

	Principal
	amount°	Value (US $)
Loan Agreements (continued)
Spirit Aerosystems
6.00% (LIBOR01M +
5.25%) 1/15/25 ●	79,800	$80,548
SS&C Technologies
Tranche B-3 1.863%
(LIBOR01M + 1.75%)
4/16/25 ●	47,853	47,331
SS&C Technologies
Tranche B-4 1.863%
(LIBOR01M + 1.75%)
4/16/25 ●	35,489	35,107
Syncsort Tranche B 1st
Lien TBD 3/20/28 X	155,000	154,742
Tecta America 1st Lien
5.00% (LIBOR03M +
4.25%) 4/10/28 ●	32,104	32,004
Tecta America 2nd Lien
9.25% (LIBOR03M +
8.50%) 4/6/29 ●	45,000	44,775
Terrier Media Buyer
Tranche B 3.613%
(LIBOR01M + 3.50%)
12/17/26 ●	51,351	51,062
Transdigm Tranche F
2.363% (LIBOR01M
+ 2.25%) 12/9/25 ●	126,713	125,309
TricorBraun
2.13% (LIBOR06M +
3.25%) 3/3/28 ●	337	334
3.75% (LIBOR06M +
3.25%) 3/3/28 ●	44,901	44,545
UKG 4.00% (LIBOR03M
+ 3.25%) 5/4/26 ●	258,152	258,775
Ultimate Software Group
1st Lien 3.863%
(LIBOR01M + 3.75%)
5/4/26 ●	216,420	216,808
Vistra Operations
1.864% (LIBOR01M
+ 1.75%) 12/31/25 ●	212,512	211,024
Whole Earth Brands
5.50% (LIBOR03M +
4.50%) 2/2/28 ●	42,358	42,146
Total Loan Agreements
(cost $6,760,818)		6,810,991

Sovereign Bonds – 2.67% Δ
Argentina – 0.06%
Argentine Republic
Government
International Bonds
0.125% 7/9/30 ~	250,260	91,095
Argentine Republic
Government
International Bonds
1.00% 7/9/29	8,695	3,313
		94,408
Bermuda – 0.13%
Bermuda Government
International Bond
144A 2.375%
8/20/30 #	200,000	198,500
		198,500
Brazil – 0.12%
Brazilian Government
International Bond
4.75% 1/14/50	200,000	188,200
		188,200
Dominican Republic – 0.15%
Dominican Republic
International Bond
144A 4.875%
9/23/32 #	225,000	236,025
		236,025
Egypt – 0.28%
Egypt Government
International Bonds
144A 5.75%
5/29/24 #	225,000	238,330
144A 8.70% 3/1/49 #	200,000	209,009
		447,339
El Salvador – 0.11%
El Salvador Government
International Bond
144A 7.125%
1/20/50 #	175,000	168,000
		168,000
Honduras – 0.13%
Honduras Government
International Bond
144A 5.625%
6/24/30 #	200,000	211,000
		211,000
Indonesia – 0.20%
Indonesia Treasury
Bonds 6.125%
5/15/28	4,507,000,000	310,610
		310,610

	Principal
	amount°	Value (US $)
Sovereign Bonds Δ (continued)
Ivory Coast – 0.14%
Ivory Coast Government
International Bond
144A 6.125%
6/15/33 #	206,000	$218,940
		218,940
Malaysia – 0.30%
Malaysia Government
Bond 3.955%
9/15/25	1,822,000	469,499
		469,499
Mexico – 0.09%
Mexican Bonos 8.50%
5/31/29	2,700,000	148,652
		148,652
Peru – 0.13%
Peruvian Government
International Bond
2.392% 1/23/26	200,000	205,924
		205,924
Qatar – 0.14%
Qatar Government
International Bond
144A 4.00%
3/14/29 #	200,000	227,600
		227,600
Saudi Arabia – 0.14%
Saudi Government
International Bond
144A 2.90%
10/22/25 #	200,000	212,732
		212,732
Trinidad and Tobago – 0.13%
Trinidad & Tobago
Government
International Bond
144A 4.50%
6/26/30 #	200,000	209,910
		209,910
Turkey – 0.11%
Turkey Government
International Bond
5.75% 5/11/47	200,000	165,265
		165,265
Uruguay – 0.17%
Uruguay Government
International Bonds
4.375% 1/23/31	100,000	116,546
Uruguay Government
International Bonds
8.50% 3/15/28	6,600,000	157,068
		273,614
Uzbekistan – 0.14%
Republic of Uzbekistan
Bond 144A 5.375%
2/20/29 #	200,000	224,118
		224,118
Total Sovereign Bonds
(cost $4,179,821)		4,210,336

Supranational Bank – 0.27%
Banque Ouest Africaine
de Developpement
144A 4.70%
10/22/31 #	200,000	213,716
Central American Bank
for Economic
Integration
144A 2.00%
5/6/25 #	200,000	208,476
Total Supranational Bank
(cost $399,972)		422,192

US Treasury Obligations – 14.65%
US Treasury Bonds
1.875% 2/15/51	2,020,000	1,837,884
2.25% 8/15/46	840,000	834,488
US Treasury Inflation
Indexed Note
0.125% 7/15/30	2,687,675	2,956,641
US Treasury Notes
0.375% 4/15/24	5,230,000	5,236,742
0.75% 4/30/26	4,280,000	4,260,105
1.125% 2/15/31	2,685,000	2,564,385
1.25% 3/31/28	4,275,000	4,262,977
1.375% 11/15/40	1,275,000	1,111,242
Total US Treasury Obligations
(cost $23,127,461)		23,064,464

	Number of
	shares
Short-Term Investments – 7.58%
Money Market Mutual Funds – 7.58%
BlackRock FedFund –
Institutional Shares
(seven-day effective
yield 0.03%)	2,982,997	2,982,997

Schedules of investments
Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

	Number of
	shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments
Money Market
Government Portfolio
– Class I (seven-day
effective yield 0.01%)	2,982,997	$2,982,997
GS Financial Square
Government Fund –
Institutional Shares
(seven-day effective
yield 0.03%)	2,982,996	2,982,996
Morgan Stanley
Government Portfolio
– Institutional Share
Class (seven-day
effective yield 0.00%)	2,982,997	2,982,997
Total Short-Term Investments
(cost $11,931,987)		11,931,987
Total Value of
Securities–104.15%
(cost $160,778,251)		$163,956,430

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2021, the aggregate value of Rule 144A securities was $32,965,253, which represents 20.94% of the Portfolio’s net assets. See Note 9 in “Notes to financial statements.”
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
>>	PIK. 100% of the income received was in the form of principal.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
Х	This loan will settle after April 30, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
Δ	Securities have been classified by country of origin.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at April 30, 2021.

Unfunded Loan Commitments

The Portfolio may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Portfolio to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Portfolio earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at April 30, 2021:

				Unrealized
	Principal			Appreciation
Borrower	Amount	Commitment	Value	(Depreciation)
Frontier Communications TBD 10/8/2027	$18,889	$18,700	$18,818	$118
TricorBraun TBD 3/3/28	9,763	9,763	9,685	(77)

The following futures contracts were outstanding at April 30, 2021:1

Futures Contracts
Exchange-Traded

							Variation
							Margin
			Notional		Value/	Value/	Due from
		Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation	Brokers
60	US Treasury 5 yr Notes	$7,436,250	$7,494,517	6/30/21	$—	$(58,267)	$2,344
(17)	US Treasury 10 yr Ultra Notes	(2,474,297)	(2,491,521)	6/21/21	17,224	—	(2,125)
(12)	US Treasury Ultra Bonds	(2,230,875)	(2,266,505)	6/21/21	35,630	—	(3,750)
Total Futures Contracts			$2,736,491		$52,854	$(58,267)	$(3,531)

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Portfolio’s total exposure in such contracts, whereas only the variation margin is reflected in the Portfolio’s net assets.

[1]	See Note 6 in Notes to financial statements.

Summary of abbreviations:
BB – Barclays Bank
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DB – Deutsche Bank
DIFC – Dubai International Financial Centre
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPM – JPMorgan
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR02M – ICE LIBOR USD 2 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
PJSC – Private Joint Stock Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
TBA – To be announced
TBD – To be determined
yr – Year

Summary of currencies:
EUR – European Monetary Unit

Schedules of investments
Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

Summary of currencies: (continued)
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio

April 30, 2021 (Unaudited)

	Principal
	amount°	Value (US $)
Corporate Bonds – 85.08%
Automotive – 2.88%
Allison Transmission
144A 5.875%
6/1/29 #	223,000	$241,398
Ford Motor
8.50% 4/21/23	155,000	173,794
9.00% 4/22/25	50,000	61,125
Ford Motor Credit
4.125% 8/17/27	270,000	282,517
4.542% 8/1/26	275,000	295,625
5.584% 3/18/24	295,000	322,060
General Motors Financial
5.70% 9/30/30 µ, ψ	80,000	89,600
Jaguar Land Rover
Automotive
144A 4.50%
10/1/27 #	200,000	191,379
144A 5.875%
1/15/28 #	200,000	203,130
		1,860,628
Banking – 2.61%
Barclays 6.125%
12/15/25 µ, ψ	305,000	337,657
Deutsche Bank 6.00%
10/30/25 µ, ψ	400,000	419,500
Popular 6.125%
9/14/23	460,000	496,848
SVB Financial Group
4.10% 2/15/31 µ, ψ	425,000	428,453
		1,682,458
Basic Industry – 9.01%
Allegheny Technologies
5.875% 12/1/27	295,000	312,147
Avient 144A 5.75%
5/15/25 #	287,000	303,408
Blue Cube Spinco
10.00% 10/15/25	27,000	28,420
Cemex 144A 7.375%
6/5/27 #	280,000	317,962
Chemours 144A 5.75%
11/15/28 #	375,000	398,873
First Quantum Minerals
144A 6.875%
10/15/27 #	200,000	219,750
144A 7.25%
4/1/23 #	330,000	336,600
144A 7.50%
4/1/25 #	405,000	420,947
Freeport-McMoRan
5.45% 3/15/43	352,000	430,320
Hudbay Minerals 144A
6.125% 4/1/29 #	100,000	106,456
INEOS Quattro Finance 2
144A 3.375%
1/15/26 #	400,000	400,000
M/I Homes 4.95%
2/1/28	267,000	281,264
New Gold 144A 7.50%
7/15/27 #	285,000	309,610
NOVA Chemicals 144A
4.25% 5/15/29 #	320,000	317,600
Novelis
144A 4.75%
1/30/30 #	60,000	62,475
144A 5.875%
9/30/26 #	80,000	83,555
Olin 5.00% 2/1/30	110,000	116,030
PowerTeam Services
144A 9.033%
12/4/25 #	535,000	594,559
United States Steel
6.875% 3/1/29	195,000	203,814
Vedanta Resources
Finance II 144A
8.95% 3/11/25 #	200,000	198,657
Venator Finance 144A
5.75% 7/15/25 #	375,000	371,432
		5,813,879
Capital Goods – 5.29%
Arcosa 144A 4.375%
4/15/29 #	130,000	133,115
ARD Finance 144A PIK
6.50% 6/30/27 #, >	400,000	419,000
Berry Global 144A
5.625% 7/15/27 #	160,000	170,600
Bombardier
144A 7.50%
3/15/25 #	235,000	234,853
144A 7.875%
4/15/27 #	155,000	154,806
Energizer Holdings 144A
4.375% 3/31/29 #	140,000	139,134
Granite US Holdings
144A 11.00%
10/1/27 #	230,000	258,750
Intertape Polymer Group
144A 7.00%
10/15/26 #	165,000	173,631
Reynolds Group Issuer
144A 4.00%
10/15/27 #	250,000	247,508

Schedules of investments
Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Spirit AeroSystems 144A
5.50% 1/15/25 #	220,000	$232,925
Terex 144A 5.00%
5/15/29 #	465,000	484,181
Titan Acquisition 144A
7.75% 4/15/26 #	75,000	78,146
TransDigm 144A 6.25%
3/15/26 #	300,000	318,000
Vertical Holdco 144A
7.625% 7/15/28 #	200,000	218,375
Welbilt 9.50% 2/15/24	143,000	150,597
		3,413,621
Communications – 7.51%
Altice Financing 144A
5.00% 1/15/28 #	355,000	350,859
Altice France Holding
144A 6.00%
2/15/28 #	550,000	546,562
Cincinnati Bell 144A
7.00% 7/15/24 #	315,000	326,142
Clear Channel
Worldwide Holdings
9.25% 2/15/24	145,000	151,632
Connect Finco 144A
6.75% 10/1/26 #	220,000	230,109
Consolidated
Communications
144A 5.00%
10/1/28 #	140,000	142,275
144A 6.50%
10/1/28 #	140,000	151,014
Frontier Communications
144A 5.875%
10/15/27 #	130,000	138,287
LCPR Senior Secured
Financing DAC 144A
6.75% 10/15/27 #	265,000	285,222
Level 3 Financing 144A
4.25% 7/1/28 #	250,000	252,215
Sable International
Finance 144A 5.75%
9/7/27 #	230,000	241,931
Sprint
7.125% 6/15/24	460,000	531,815
7.625% 3/1/26	80,000	98,200
7.875% 9/15/23	440,000	502,150
Sprint Capital 8.75%
3/15/32	80,000	118,718
T-Mobile USA
2.625% 4/15/26	165,000	168,044
3.375% 4/15/29	165,000	167,930
3.50% 4/15/31	95,000	96,544
Zayo Group Holdings
144A 6.125%
3/1/28 #	340,000	350,231
		4,849,880
Consumer Cyclical – 9.39%
Bloomin’ Brands 144A
5.125% 4/15/29 #	325,000	333,531
Boyd Gaming 4.75%
12/1/27	320,000	328,459
Caesars Entertainment
144A 6.25%
7/1/25 #	130,000	138,379
144A 8.125%
7/1/27 #	115,000	127,933
Carnival
144A 5.75%
3/1/27 #	600,000	633,378
144A 7.625%
3/1/26 #	430,000	471,394
L Brands
6.875% 11/1/35	290,000	352,012
6.95% 3/1/33	189,000	222,075
144A 9.375%
7/1/25 #	95,000	120,650
Levi Strauss & Co. 144A
3.50% 3/1/31 #	323,000	322,620
Magic Mergeco 144A
7.875% 5/1/29 #	265,000	272,619
MGM Resorts
International 4.75%
10/15/28	315,000	332,700
Murphy Oil USA 144A
3.75% 2/15/31 #	270,000	266,288
New Red Finance 144A
3.50% 2/15/29 #	140,000	136,686
PetSmart 144A 7.75%
2/15/29 #	500,000	542,430
Royal Caribbean Cruises
144A 5.50%
4/1/28 #	605,000	635,220
Scientific Games
International
144A 7.25%
11/15/29 #	250,000	275,302
144A 8.25%
3/15/26 #	316,000	340,885

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Six Flags Entertainment
144A 4.875%
7/31/24 #	145,000	$146,297
Station Casinos 144A
5.00% 10/1/25 #	61,000	61,953
		6,060,811
Consumer Non-Cyclical – 3.12%
Chobani 144A 4.625%
11/15/28 #	142,000	146,615
JBS USA LUX
144A 5.50%
1/15/30 #	105,000	115,632
144A 6.50%
4/15/29 #	305,000	342,747
Kraft Heinz Foods
5.00% 7/15/35	150,000	175,451
5.20% 7/15/45	175,000	207,464
Legends Hospitality
Holding 144A 5.00%
2/1/26 #	180,000	186,075
Post Holdings 144A
5.50% 12/15/29 #	210,000	226,338
Rent-A-Center 144A
6.375% 2/15/29 #	280,000	304,010
United Natural Foods
144A 6.75%
10/15/28 #	290,000	312,856
		2,017,188
Energy – 11.84%
Apache
4.75% 4/15/43	158,000	157,103
4.875% 11/15/27	120,000	126,810
Ascent Resources Utica
Holdings 144A
7.00% 11/1/26 #	300,000	304,568
CNX Resources
144A 6.00%
1/15/29 #	400,000	427,922
144A 7.25%
3/14/27 #	115,000	124,369
Crestwood Midstream
Partners
144A 5.625%
5/1/27 #	235,000	239,633
144A 6.00%
2/1/29 #	145,000	150,092
DCP Midstream
Operating 5.125%
5/15/29	355,000	379,807
EQM Midstream Partners
144A 4.75%
1/15/31 #	320,000	317,182
144A 6.50%
7/1/27 #	160,000	176,877
Genesis Energy
7.75% 2/1/28	315,000	318,563
8.00% 1/15/27	465,000	479,645
Murphy Oil 6.375%
7/15/28	510,000	518,287
NuStar Logistics
6.00% 6/1/26	206,000	223,606
6.375% 10/1/30	264,000	291,060
Occidental Petroleum
3.00% 2/15/27	125,000	119,561
3.40% 4/15/26	150,000	148,529
3.50% 8/15/29	235,000	224,719
6.125% 1/1/31	260,000	289,575
6.45% 9/15/36	135,000	153,565
6.625% 9/1/30	165,000	188,317
PDC Energy
5.75% 5/15/26	330,000	343,507
6.125% 9/15/24	111,000	113,983
Southwestern Energy
7.75% 10/1/27	235,000	252,911
Sunoco 6.00% 4/15/27	105,000	110,544
Targa Resources Partners
144A 4.00%
1/15/32 #	370,000	363,987
144A 4.875%
2/1/31 #	150,000	156,994
TechnipFMC 144A
6.50% 2/1/26 #	530,000	565,967
Western Midstream
Operating 4.75%
8/15/28	350,000	377,125
		7,644,808
Financial Services – 4.16%
AerCap Holdings
5.875% 10/10/79 µ	335,000	350,175
Air Lease 4.65%
6/15/26 µ, ψ	280,000	286,300
Ally Financial
4.70% 5/15/26 µ, ψ	305,000	309,941
8.00% 11/1/31	150,000	211,155
Credit Suisse Group
144A 4.50%
9/3/30 #, µ, ψ	200,000	191,500
Hightower Holding 144A
6.75% 4/15/29 #	190,000	194,750

Schedules of investments
Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Financial Services (continued)
Midcap Financial Issuer
Trust 144A 6.50%
5/1/28 #	200,000	$207,496
UBS Group 144A
4.375%
2/10/31 #, µ, ψ	610,000	609,244
VistaJet Malta Finance
144A 10.50%
6/1/24 #	300,000	323,625
		2,684,186
Healthcare – 7.03%
Bausch Health 144A
6.25% 2/15/29 #	315,000	333,511
Cheplapharm
Arzneimittel 144A
5.50% 1/15/28 #	205,000	213,456
CHS
144A 4.75%
2/15/31 #	240,000	238,517
144A 8.00%
3/15/26 #	230,000	248,113
DaVita 144A 4.625%
6/1/30 #	255,000	258,506
Encompass Health
4.75% 2/1/30	170,000	178,713
Hadrian Merger Sub
144A 8.50%
5/1/26 #	237,000	246,731
HCA
3.50% 9/1/30	105,000	107,990
5.375% 2/1/25	525,000	585,732
5.875% 2/1/29	159,000	187,819
7.58% 9/15/25	130,000	155,350
Jaguar Holding II
144A 4.625%
6/15/25 #	110,000	115,767
144A 5.00%
6/15/28 #	195,000	212,891
ModivCare 144A
5.875% 11/15/25 #	205,000	218,298
Organon Finance 1
144A 5.125%
4/30/31 #	200,000	207,770
Ortho-Clinical
Diagnostics
144A 7.25%
2/1/28 #	129,000	141,755
144A 7.375%
6/1/25 #	132,000	142,478
Surgery Center Holdings
144A 10.00%
4/15/27 #	120,000	131,812
Tenet Healthcare
144A 6.125%
10/1/28 #	245,000	258,842
6.75% 6/15/23	125,000	136,656
6.875% 11/15/31	195,000	218,119
		4,538,826
Insurance – 1.08%
GTCR AP Finance 144A
8.00% 5/15/27 #	65,000	69,387
HUB International 144A
7.00% 5/1/26 #	275,000	285,288
USI 144A 6.875%
5/1/25 #	335,000	341,487
		696,162
Media – 7.17%
AMC Networks 4.25%
2/15/29	225,000	222,472
Beasley Mezzanine
Holdings 144A
8.625% 2/1/26 #	285,000	290,163
CCO Holdings
144A 4.50%
8/15/30 #	565,000	575,532
144A 4.50%
5/1/32 #	320,000	323,600
144A 5.375%
6/1/29 #	150,000	163,051
Clear Channel Outdoor
Holdings 144A
7.75% 4/15/28 #	340,000	350,550
CSC Holdings
144A 4.625%
12/1/30 #	600,000	587,250
144A 5.00%
11/15/31 #	290,000	291,269
144A 5.75%
1/15/30 #	420,000	447,037
Cumulus Media New
Holdings 144A
6.75% 7/1/26 #	357,000	366,537
Gray Television 144A
7.00% 5/15/27 #	215,000	235,104
News 144A 3.875%
5/15/29 #	105,000	107,201
Nexstar Broadcasting
144A 4.75%
11/1/28 #	165,000	168,300

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Media (continued)
Terrier Media Buyer
144A 8.875%
12/15/27 #	460,000	$500,250
		4,628,316
Real Estate – 0.74%
Global Net Lease 144A
3.75% 12/15/27 #	57,000	56,481
Iron Mountain 144A
5.25% 7/15/30 #	165,000	171,608
MGM Growth Properties
Operating Partnership
144A 3.875%
2/15/29 #	250,000	253,429
		481,518
Services – 4.35%
BCPE Ulysses
Intermediate 144A
PIK 7.75%
4/1/27 #, «	160,000	165,116
Gartner 144A 4.50%
7/1/28 #	180,000	189,454
H&E Equipment Services
144A 3.875%
12/15/28 #	140,000	136,850
LBM Acquisition 144A
6.25% 1/15/29 #	115,000	118,212
Prime Security Services
Borrower
144A 5.75%
4/15/26 #	240,000	262,819
144A 6.25%
1/15/28 #	315,000	329,622
Sabre GLBL
144A 7.375%
9/1/25 #	160,000	174,440
144A 9.25%
4/15/25 #	140,000	167,475
Stericycle 144A 3.875%
1/15/29 #	335,000	334,968
United Rentals North
America
3.875% 2/15/31	235,000	236,793
4.875% 1/15/28	255,000	270,300
White Cap Buyer 144A
6.875% 10/15/28 #	400,000	425,004
		2,811,053
Technology & Electronics – 5.09%
Austin BidCo 144A
7.125% 12/15/28 #	95,000	96,603
Banff Merger Sub 144A
9.75% 9/1/26 #	215,000	228,975
Black Knight InfoServ
144A 3.625%
9/1/28 #	195,000	191,024
BY Crown Parent
144A 4.25%
1/31/26 #	195,000	204,556
144A 7.375%
10/15/24 #	338,000	346,262
Camelot Finance 144A
4.50% 11/1/26 #	180,000	186,525
Entegris 144A 3.625%
5/1/29 #	295,000	299,794
Go Daddy Operating
144A 3.50%
3/1/29 #	295,000	287,646
Microchip Technology
144A 4.25%
9/1/25 #	325,000	341,376
MSCI 144A 3.625%
11/1/31 #	290,000	290,000
Sensata Technologies
144A 4.00%
4/15/29 #	440,000	443,278
SS&C Technologies 144A
5.50% 9/30/27 #	348,000	370,141
		3,286,180
Transportation – 2.49%
Delta Air Lines 7.375%
1/15/26	530,000	622,950
Stena International
144A 6.125%
2/1/25 #	200,000	203,750
United Airlines Holdings
4.875% 1/15/25	770,000	782,031
		1,608,731
Utilities – 1.32%
Calpine
144A 4.625%
2/1/29 #	45,000	44,428
144A 5.00%
2/1/31 #	235,000	231,782
Edison International
5.375% 3/15/26 µ, ψ	280,000	290,379
PG&E 5.25% 7/1/30	265,000	283,219
		849,808
Total Corporate Bonds
(cost $52,773,485)		54,928,053

Schedules of investments
Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio

	Principal
	amount°	Value (US $)
Loan Agreements – 9.72%
Applied Systems
2nd Lien 6.25%
(LIBOR03M + 5.50%)
9/19/25 ●	915,010	$927,306
Apro 5.00% (LIBOR01M
+ 4.00%) 11/14/26 ●	287,783	288,322
Blue Ribbon 1st Lien
5.00% (LIBOR03M +
4.00%) 11/15/21 ●	89,463	89,165
Epicor Software 2nd Lien
8.75% (LIBOR01M +
7.75%) 7/31/28 ●	231,000	238,002
Frontier Communications
Tranche B 4.50%
(LIBOR01M + 3.75%)
10/8/27 ●	165,000	164,381
Gainwell Acquisition
Tranche B 4.75%
(LIBOR03M + 4.00%)
10/1/27 ●	329,000	329,566
Global Medical
Response 5.75%
(LIBOR03M + 4.75%)
10/2/25 ●	453,862	455,281
Green Energy Partners
Tranche B-1 6.50%
(LIBOR03M + 5.50%)
11/13/21 ●	116,875	110,204
Green Energy Partners
Tranche B-2 6.50%
(LIBOR03M + 5.50%)
11/13/21 ●	41,014	38,672
Hamilton Projects
Acquiror 5.75%
(LIBOR03M + 4.75%)
6/17/27 ●	302,926	303,052
Informatica 2nd Lien
7.125% 2/25/25	325,000	332,719
Peraton TBD 2/1/28 X	133,910	134,008
Peraton Tranche B 1st
Lien 4.50%
(LIBOR01M + 3.75%)
2/1/28 ●	76,089	76,145
Schweitzer-Mauduit
International
Tranche B 4.50%
(LIBOR03M + 3.75%)
1/27/28 ●	155,000	154,613
Solenis International
2nd Lien 8.69%
(LIBOR03M + 8.50%)
6/26/26 ●	477,647	478,642
Surgery Center Holdings
4.25% (LIBOR01M +
3.25%) 9/2/24 ●	304,676	304,081
Syncsort 1st Lien TBD
3/19/29 X	135,000	134,325
Tecta America 2nd Lien
9.25% (LIBOR03M +
8.50%) 4/6/29 ●	180,000	179,100
Ultimate Software Group
2nd Lien 7.50%
(LIBOR03M + 6.75%)
5/3/27 ●	585,000	603,525
Vantage Specialty
Chemicals 1st Lien
TBD 10/28/24 X	115,000	111,550
Vantage Specialty
Chemicals 2nd Lien
9.25% (LIBOR03M +
8.25%) 10/27/25 ●	217,000	207,506
Verscend Holding
Tranche B 4.113%
(LIBOR01M + 4.00%)
8/27/25 ●	611,220	613,448
Total Loan Agreements
(cost $6,231,188)		6,273,613

	Number of
	shares
Common Stock – 0.00%
Century Communications =, †	60,000	0
Total Common Stock
(cost $1,816)		0

Short-Term Investments – 6.20%
Money Market Mutual Funds – 6.20%
BlackRock FedFund –
Institutional Shares
(seven-day effective
yield 0.03%)	1,000,335	1,000,335
Fidelity Investments
Money Market
Government Portfolio
– Class I (seven-day
effective yield 0.01%)	1,000,334	1,000,334
GS Financial Square
Government Fund –
Institutional Shares
(seven-day effective
yield 0.03%)	1,000,334	1,000,334

	Number of
	shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley
Government Portfolio
– Institutional Share
Class (seven-day
effective yield 0.00%)	1,000,334	$1,000,334
Total Short-Term Investments
(cost $4,001,337)		4,001,337
Total Value of
Securities–101.00%
(cost $63,007,826)		$65,203,003

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2021, the aggregate value of Rule 144A securities was $36,791,777, which represents 56.99% of the Portfolio’s net assets. See Note 9 in “Notes to financial statements.”
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
>	PIK. 100% of the income received was in the form of cash.
«	PIK. The first payment of cash and/or principal will be made on October 1, 2021.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
X	This loan will settle after April 30, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
†	Non-income producing security.

Summary of abbreviations:
DAC – Designated Activity Company
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
MSCI – Morgan Stanley Capital International
PIK – Payment-in-kind
TBD – To be determined

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Macquarie Institutional Portfolios – Macquarie Emerging Markets Portfolio

April 30, 2021 (Unaudited)

	Number of
	shares	Value (US $)
Common Stock – 95.56%Δ
Brazil – 3.74%
Hypera	203,000	$1,288,918
Itau Unibanco Holding
ADR	113,137	565,685
Suzano †	75,000	951,989
		2,806,592
Canada – 1.19%
Barrick Gold	41,922	890,843
		890,843
China – 42.32%
Alibaba Group Holding †	161,780	4,676,691
Autohome ADR	19,986	1,853,302
Baidu ADR †	12,679	2,666,774
China Medical System
Holdings	457,000	1,055,548
China Merchants Bank
Class H	433,500	3,482,050
CSPC Pharmaceutical
Group	2,244,960	2,771,042
Haier Smart Home
Class H †	602,000	2,588,887
Hengan International
Group	141,500	914,427
NetEase	114,462	2,558,177
Ping An Insurance Group
Co. of China Class H	313,000	3,412,412
Tencent Holdings	41,100	3,278,631
Tingyi Cayman Islands
Holding	674,000	1,211,038
Xinyi Solar Holdings	592,000	987,351
Yum China Holdings	5,166	325,045
		31,781,375
Hong Kong – 2.01%
WH Group 144A #	1,737,500	1,513,887
		1,513,887
India – 9.91%
HCL Technologies	152,812	1,851,539
Housing Development
Finance	64,349	2,095,544
Infosys ADR	67,907	1,227,759
Reliance Industries	84,488	2,269,873
		7,444,715
Indonesia – 1.53%
Bank Rakyat Indonesia
Persero	4,107,200	1,149,338
		1,149,338
Mexico – 1.05%
Grupo Financiero
Banorte Class O	138,854	788,418
		788,418
Peru – 1.03%
Credicorp	6,458	771,085
		771,085
Republic of Korea – 7.73%
Samsung Electronics	55,492	4,044,561
Samsung Fire & Marine
Insurance	4,435	787,909
Shinhan Financial Group	27,178	976,656
		5,809,126
Russia – 2.38%
LUKOIL PJSC ADR
(London International
Exchange)	13,283	1,016,645
Polymetal International	37,279	769,763
		1,786,408
Taiwan – 17.93%
Alchip Technologies	16,000	282,391
ASE Technology Holding	387,000	1,617,172
CTBC Financial Holding	1,037,046	843,991
Delta Electronics	126,000	1,349,828
Hon Hai
Precision Industry	652,000	2,680,403
Taiwan Semiconductor
Manufacturing	317,588	6,688,284
		13,462,069
United Kingdom – 4.74%
Mondi	66,489	1,804,760
Unilever	30,101	1,758,058
		3,562,818
Total Common Stock
(cost $54,443,853)		71,766,674

Preferred Stock – 3.50%Δ
Brazil – 0.81%
Itausa 2.60%	329,888	611,550
		611,550
Republic of Korea – 2.69%
LG Chem 2.35%	2,530	1,009,149

	Number of
	shares	Value (US $)
Preferred StockΔ (continued)
Republic of Korea (continued)
Samsung Electronics
4.03%	15,351	$1,007,861
		2,017,010
Total Preferred Stock
(cost $2,411,993)		2,628,560

Short-Term Investments – 1.02%
Money Market Mutual Funds – 1.02%
BlackRock FedFund –
Institutional Shares
(seven-day effective
yield 0.03%)	191,343	191,343
Fidelity Investments
Money Market
Government Portfolio
– Class I (seven-day
effective yield 0.01%)	191,343	191,343
GS Financial Square
Government Fund –
Institutional Shares
(seven-day effective
yield 0.03%)	191,343	191,343
Morgan Stanley
Government Portfolio
– Institutional Share
Class (seven-day
effective yield 0.00%)	191,344	191,344
Total Short-Term Investments
(cost $765,373)		765,373
Total Value of
Securities–100.08%
(cost $57,621,219)		$75,160,607

Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 6 in “Security type / country and sector allocations.”
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2021, the aggregate value of Rule 144A securities was $1,513,887, which represents 2.02% of the Portfolio’s net assets. See Note 9 in “Notes to financial statements.”

The following foreign currency exchange contracts were outstanding at April 30, 2021:1

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Depreciation
BNYM	KRW	48,418,774	USD	(43,672)	5/3/21	$(237)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

[1]	See Note 6 in “Notes to financial statements.”

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – Bank of New York Mellon
GS – Goldman Sachs
PJSC – Private Joint Stock Company

Summary of currencies:
KRW – South Korean Won
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Macquarie Institutional Portfolios – Macquarie Emerging Markets Portfolio II

April 30, 2021 (Unaudited)

	Number of
	shares	Value (US $)
Common Stock – 98.18%Δ
Argentina – 0.05%
IRSA Inversiones y
Representaciones
ADR †	3,069	$11,724
IRSA Propiedades
Comerciales ADR	135	1,212
		12,936
Bahrain – 0.02%
Aluminium Bahrain GDR
144A #, †	691	5,361
		5,361
Brazil – 5.49%
B2W Cia Digital	42,195	526,112
Banco Bradesco ADR	28,682	124,769
Banco Santander Brasil
ADR	10,741	76,691
BRF ADR †	20,063	77,844
Itau Unibanco Holding
ADR	26,165	130,825
Petroleo Brasileiro ADR	12,122	102,794
Rumo †	1,573	5,812
Telefonica Brasil ADR	8,845	70,141
TIM ADR	6,138	68,807
Vale ADR	8,939	179,853
		1,363,648
Chile – 0.45%
Sociedad Quimica y
Minera de Chile ADR	2,110	111,281
		111,281
China – 30.93%
Alibaba Group Holding †	4,500	130,085
Alibaba Group Holding
ADR †	4,590	1,060,060
Anhui Conch Cement
Class H	19,500	116,389
Baidu ADR †	1,785	375,439
BeiGene †	3,600	95,760
China Petroleum &
Chemical Class H	32,000	15,782
China Petroleum &
Chemical ADR	1,715	84,361
iQIYI ADR †	1,615	23,757
JD.com ADR †	14,577	1,127,677
JHBP CY Holdings
144A #, †	12,500	26,260
Joinn Laboratories China
Class H 144A #, †	200	3,605
Kunlun Energy	68,000	72,708
Kweichow Moutai
Class A	2,500	772,354
Luzhou Laojiao Class A	4,200	165,048
Ping An Insurance Group
Co. of China Class H	23,000	250,752
Prosus †	998	108,315
Sohu.com ADR †	6,444	121,598
Tencent Holdings	18,200	1,451,851
Tencent Music
Entertainment Group
ADR †	4	70
Tianjin Development
Holdings	62,000	13,237
Tingyi Cayman Islands
Holding	104,000	186,866
Trip.com Group ADR †	4,911	191,922
Tsingtao Brewery
Class H	36,000	326,037
Uni-President China
Holdings	178,000	216,228
Weibo ADR †	1,715	86,436
Wuliangye Yibin Class A	15,000	657,320
Zhihu ADR †	500	4,780
		7,684,697
India – 10.55%
HCL Technologies	21,000	254,446
HDFC Bank †	12,000	228,000
Reliance Industries GDR
144A #	30,737	1,662,872
Tata Chemicals	11,058	118,132
Tata Consultancy
Services	6,000	245,541
Tata Consumer Products	12,607	113,761
		2,622,752
Indonesia – 1.74%
Astra International	225,400	85,660
Bank Central Asia	157,200	348,003
		433,663
Malaysia – 0.05%
UEM Sunrise †	118,400	12,269
		12,269
Mexico – 3.13%
America Movil ADR
Class L	5,291	73,756
Banco Santander Mexico
ADR †	22,863	129,176
Becle	49,866	119,662

	Number of
	shares	Value (US $)
Common StockΔ (continued)
Mexico (continued)
Coca-Cola Femsa ADR	3,722	$174,822
Grupo Financiero
Banorte Class O	10,549	59,898
Grupo Televisa ADR †	17,723	219,411
		776,725
Peru – 0.32%
Cia de Minas
Buenaventura ADR †	8,287	80,550
		80,550
Republic of Korea – 19.82%
Fila Holdings	3,123	127,620
LG Uplus	6,905	81,805
Samsung Electronics	24,291	1,770,461
SK Hynix	13,489	1,538,843
SK Telecom	1,780	484,826
SK Telecom ADR	30,689	921,898
		4,925,453
Russia – 5.03%
Etalon Group GDR
144A #, =	4,800	7,805
Gazprom PJSC ADR	44,140	267,654
LUKOIL PJSC ADR
(London International
Exchange)	2,022	154,759
Mail.Ru Group GDR †	2,072	46,279
Rosneft Oil PJSC GDR	44,435	306,514
Sberbank of Russia PJSC
=	52,760	208,858
X5 Retail Group GDR	2,045	62,778
Yandex Class A †	2,962	194,159
		1,248,806
South Africa – 0.81%
Naspers Class N	883	200,953
		200,953
Taiwan – 17.66%
Hon Hai
Precision Industry	107,564	442,201
MediaTek	38,000	1,593,059
Taiwan Semiconductor
Manufacturing	64,000	1,347,816
Taiwan Semiconductor
Manufacturing ADR	5,831	680,711
United Microelectronics
ADR	32,606	323,451
		4,387,238
Turkey – 0.57%
Akbank TAS †	100,106	59,133
Anadolu Efes Biracilik Ve
Malt Sanayii	9,675	27,253
Turkcell Iletisim
Hizmetleri ADR	9,092	41,187
Turkiye Sise ve Cam
Fabrikalari	16,275	14,762
		142,335
United States – 1.56%
Micron Technology †	4,500	387,315
		387,315
Total Common Stock
(cost $15,351,182)		24,395,982

Preferred Stock – 0.91%Δ
Republic of Korea – 0.85%
LG Electronics 1.72%	3,194	211,107
		211,107
Russia – 0.06%
Transneft PJSC 8.13% =	8	15,083
		15,083
Total Preferred Stock
(cost $75,846)		226,190

Rights – 0.00%Δ
Argentina – 0.00%
IRSA Inversiones y
Representaciones,
exercise price $3.65,
expiration date
5/4/21 =, †	3,069	17
Total Rights
(cost $0)		17

Short-Term Investments – 0.29%
Money Market Mutual Funds – 0.29%
BlackRock FedFund –
Institutional Shares
(seven-day effective
yield 0.03%)	17,972	17,972
Fidelity Investments
Money Market
Government Portfolio
– Class I (seven-day
effective yield 0.01%)	17,971	17,971

Schedules of investments
Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio II

	Number of
	shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
GS Financial Square
Government Fund –
Institutional Shares
(seven-day effective
yield 0.03%)	17,971	$17,971
Morgan Stanley
Government Portfolio
– Institutional Share
Class (seven-day
effective yield 0.00%)	17,972	17,972
Total Short-Term Investments
(cost $71,886)		71,886
Total Value of
Securities–99.38%
(cost $15,498,914)		$24,694,075

Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 7 in “Security type / country and sector allocations.”
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2021, the aggregate value of Rule 144A securities was $1,705,903, which represents 6.87% of the Portfolio’s net assets. See Note 9 in “Notes to financial statements.”
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

Summary of abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
GS – Goldman Sachs
PJSC – Private Joint Stock Company

See accompanying notes, which are an integral part of the financial statements.

Macquarie Institutional Portfolios — Macquarie Labor Select International Equity Portfolio
April 30, 2021 (Unaudited)

	Number of
	shares	Value (US $)
Common Stock – 97.31%Δ
Australia – 0.45%
QBE Insurance Group	127,425	$963,916
		963,916
China/Hong Kong – 4.71%
Jardine Matheson
Holdings	57,100	3,834,218
WH Group 144A #	7,209,500	6,281,651
		10,115,869
Denmark – 1.48%
ISS †	167,604	3,178,095
		3,178,095
France – 8.72%
Cie de Saint-Gobain †	100,632	6,349,392
Dassault Aviation †	1,933	2,105,869
Sanofi	66,632	6,985,857
Societe Generale †	115,137	3,275,325
		18,716,443
Germany – 6.05%
Allianz	20,555	5,336,426
Evonik Industries	176,511	6,179,488
Telefonica Deutschland
Holding	504,084	1,464,956
		12,980,870
Italy – 4.68%
Enel	425,764	4,227,551
Eni	284,264	3,385,839
Snam	432,069	2,431,277
		10,044,667
Japan – 28.12%
Coca-Cola Bottlers
Japan Holdings	178,200	2,851,283
Denso	79,700	5,152,844
FUJIFILM Holdings	96,500	6,250,813
Fujitsu	19,700	3,129,503
Honda Motor	236,200	7,043,444
Kyocera	103,600	6,289,887
Mitsubishi Electric	272,700	4,201,857
Nippon Telegraph &
Telephone	171,300	4,318,967
Otsuka Holdings	83,200	3,188,602
Sekisui Chemical	191,400	3,337,134
Sony Group	61,800	6,178,698
Takeda Pharmaceutical	163,500	5,460,983
Tokio Marine Holdings	61,500	2,949,350
		60,353,365
Singapore – 4.68%
Singapore
Telecommunications	1,574,200	2,953,430
United Overseas Bank	356,009	7,096,244
		10,049,674
Spain – 5.43%
Banco Santander †	2,044,420	7,886,465
Naturgy Energy Group	142,121	3,651,031
Red Electrica	5,976	109,708
		11,647,204
Sweden – 2.67%
Essity Class B	32,212	1,051,335
Telia	1,128,475	4,676,214
		5,727,549
Switzerland – 4.38%
ABB	78,857	2,561,447
Novartis	58,941	5,029,812
Zurich Insurance Group	4,384	1,798,574
		9,389,833
United Kingdom – 25.94%
BP	1,052,910	4,407,850
CK Hutchison Holdings	947,000	7,739,932
GlaxoSmithKline	365,118	6,747,295
Kingfisher †	1,103,434	5,447,285
Lloyds Banking Group	10,786,141	6,763,769
Royal Dutch Shell
Class B	334,763	5,990,139
SSE	320,660	6,500,915
Tesco	1,223,729	3,735,516
Travis Perkins †	105,876	2,248,308
Wickes Group †	118,636	409,524
WPP	422,244	5,692,744
		55,683,277
Total Common Stock
(cost $189,336,116)		208,850,762

Preferred Stock – 0.82%Δ
Germany – 0.82%
Bayerische Motoren
Werke 4.52%	21,626	1,771,220
Total Preferred Stock
(cost $1,423,098)		1,771,220

Short-Term Investments – 0.52%
Money Market Mutual Funds – 0.52%
BlackRock FedFund –
Institutional Shares
(seven-day effective
yield 0.03%)	278,203	278,203

Schedules of investments
Macquarie Institutional Portfolios — Macquarie Labor Select International Equity Portfolio

	Number of
	shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments
Money Market
Government Portfolio
– Class I (seven-day
effective yield 0.01%)	278,204	$278,204
GS Financial Square
Government Fund –
Institutional Shares
(seven-day effective
yield 0.03%)	278,204	278,204
Morgan Stanley
Government Portfolio
– Institutional Share
Class (seven-day
effective yield 0.00%)	278,204	278,204
Total Short-Term Investments
(cost $1,112,815)		1,112,815
Total Value of
Securities–98.65%
(cost $191,872,029)		$211,734,797

Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 8 in “Security type / country and sector allocations.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2021, the aggregate value of Rule 144A securities was $6,281,651, which represents 2.93% of the Portfolio’s net assets. See Note 9 in “Notes to financial statements.”
†	Non-income producing security.

The following foreign currency exchange contracts were outstanding at April 30, 2021:1

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Depreciation
BNYM	CHF	(82,650)	USD	90,508	5/4/21	$(2)
BNYM	EUR	10,037	USD	(12,079)	5/4/21	(11)
Total Foreign Currency Exchange Contracts						$(13)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:
BNYM – Bank of New York Mellon
GS – Goldman Sachs

Summary of currencies:
CHF – Swiss Franc
EUR – European Monetary Unit
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
Macquarie Institutional Portfolios

April 30, 2021 (Unaudited)

	Macquarie	Macquarie	Macquarie
	Large Cap	Core Plus	High Yield
	Value	Bond	Bond
	Portfolio	Portfolio	Portfolio
Assets:
Investments, at value*	$50,732,061	$163,956,430	$65,203,003
Cash	—	21,975	—
Cash collateral due from brokers	—	104,951	—
Foreign currencies, at valueΔ	—	10,292	—
Receivable for securities sold	142,111	2,151,234	183,772
Dividends and interest receivable	48,250	801,079	741,731
Prepaid expenses	549	—	—
Receivable for fund shares sold	—	—	9,902
Swap payments receivable	—	123	—
Total Assets	50,922,971	167,046,084	66,138,408
Liabilities:
Due to custodian	—	—	1,010
Payable for securities purchased	195,096	9,509,253	1,512,016
Audit and tax fees payable	17,050	22,610	21,460
Investment management fees payable to affiliates	16,999	32,361	15,747
Accounting and administration fees payable to non-affiliates	15,933	21,336	16,468
Legal fees payable to non-affiliates	1,776	5,978	3,750
Custody fees payable	1,650	6,236	4,289
Reports and statements to shareholders expenses payable to non-affiliates	1,110	2,853	2,729
Accounting and administration expenses payable to affiliates	466	760	503
Dividend disbursing and transfer agent fees and expenses payable to affiliates	309	968	391
Trustees’ fees and expenses payable	136	431	173
Legal fees payable to affiliates	131	1,051	436
Reports and statements to shareholders expenses payable to affiliates	53	163	67
Payable for fund shares redeemed	—	—	2,261
Other accrued expenses	—	12,677	2,731
Registration fees payable to affiliates	—	4,409	—
Variation margin due to HSBC on future contracts	—	3,531	—
Total Liabilities	250,709	9,624,617	1,584,031
Total Net Assets	$50,672,262	$157,421,467	$64,554,377

Net Assets Consist of:
Paid-in capital	$41,694,902	$151,620,516	$77,769,037
Total distributable earnings (loss)	8,977,360	5,800,951	(13,214,660)
Total Net Assets	$50,672,262	$157,421,467	$64,554,377

Portfolio Class:
Net assets	$50,672,262	$157,421,467	$64,554,377
Shares of beneficial interest outstanding, unlimited authorization, no par	2,635,209	15,371,635	8,881,740
Net asset value per share	$19.23	$10.24	$7.27
____________________
*Investments, at cost	$39,632,116	$160,778,251	$63,007,826
Δ Foreign currencies, at cost	—	10,301	—

See accompanying notes, which are an integral part of the financial statements.

			Macquarie
	Macquarie	Macquarie	Labor Select
	Emerging	Emerging	International
	Markets	Markets	Equity
	Portfolio	Portfolio II	Portfolio
Assets:
Investments, at value*	$75,160,607	$24,694,075	$211,734,797
Cash	862	197	—
Foreign currencies, at valueΔ	3,830	180,185	163,768
Dividends and interest receivable	183,290	41,549	769,677
Foreign tax reclaims receivable	4,405	235	2,229,215
Prepaid expenses	3,521	—	16,343
Receivable for securities sold	—	—	232,569
Total Assets	75,356,515	24,916,241	215,146,369
Liabilities:
Payable for securities purchased	85,937	—	280,772
Investment management fees payable to affiliates	62,301	4,971	132,050
Contingent liabilities	48,620	—	—
Custody fees payable	19,215	10,496	37,628
Audit and tax fees payable	19,070	19,070	19,070
Accounting and administration fees payable to non-affiliates	17,065	15,664	22,334
Legal fees payable to non-affiliates	2,739	1,433	14,017
Reports and statements to shareholders expenses payable to non-affiliates	2,141	1,456	8,434
Accounting and administration expenses payable to affiliates	537	397	916
Dividend disbursing and transfer agent fees and expenses payable to affiliates	467	153	1,321
Unrealized depreciation on foreign currency exchange contracts	237	—	13
Trustees’ fees and expenses payable	205	68	577
Legal fees payable to affiliates	197	65	555
Reports and statements to shareholders expenses payable to affiliates	78	26	223
Payable for fund shares redeemed	—	—	15
Other accrued expenses	—	3,351	—
Registration fees payable to affiliates	—	5,084	—
Registration fees payable to non-affiliates	—	—	937
Capital gains tax payable	—	5,199	—
Total Liabilities	258,809	67,433	518,862
Total Net Assets	$75,097,706	$24,848,808	$214,627,507

Net Assets Consist of:
Paid-in capital	$105,422,693	$(2,625,281)	$253,949,142
Total distributable earnings (loss)	(30,324,987)	27,474,089	(39,321,635)
Total Net Assets	$75,097,706	$24,848,808	$214,627,507

Portfolio Class:
Net assets	$75,097,706	$24,848,808	$214,627,507
Shares of beneficial interest outstanding, unlimited authorization, no par	7,562,685	1,825,524	15,082,495
Net asset value per share	$9.93	$13.61	$14.23
____________________
*Investments, at cost	$57,621,219	$15,498,914	$191,872,029
Δ Foreign currencies, at cost	3,827	179,843	164,983

See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Macquarie Institutional Portfolios

Six months ended April 30, 2021 (Unaudited)

	Macquarie	Macquarie	Macquarie
	Large Cap	Core Plus	High Yield
	Value	Bond	Bond
	Portfolio	Portfolio	Portfolio
Investment Income:
Dividends	$534,173	$1,449	$464
Interest	—	2,175,495	1,510,017
Foreign tax withheld	—	(149)	—
	534,173	2,176,795	1,510,481

Expenses:
Management fees	126,057	329,213	130,785
Accounting and administration expenses	22,918	32,237	23,869
Audit and tax fees	17,050	22,660	21,495
Registration fees	10,019	11,519	6,519
Legal fees	3,774	18,609	7,765
Reports and statements to shareholders expenses	3,298	6,713	5,866
Dividend disbursing and transfer agent fees and expenses	3,168	10,807	3,946
Custodian fees	1,991	6,255	4,655
Trustees’ fees and expenses	1,150	4,066	1,739
Other	2,394	29,984	11,985
	191,819	472,063	218,624
Less expenses waived	(31,702)	(127,547)	(46,882)
Total operating expenses	160,117	344,516	171,742
Net Investment Income	374,056	1,832,279	1,338,739
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,553,025	1,610,909	1,945,201
Foreign currencies	—	(37,707)	—
Foreign currency exchange contracts	—	41,007	—
Futures contracts	—	57,782	—
Swap contracts	—	(15,537)	—
Net realized gain	1,553,025	1,656,454	1,945,201

Net change in unrealized appreciation (depreciation) of:
Investments	10,623,526	(1,507,261)	532,035
Foreign currencies	—	(97)	—
Foreign currency exchange contracts	—	4,818	—
Futures contracts	—	(56,938)	—
Net change in unrealized appreciation (depreciation)	10,623,526	(1,559,478)	532,035
Net Realized and Unrealized Gain	12,176,551	96,976	2,477,236
Net Increase in Net Assets Resulting from Operations	$12,550,607	$1,929,255	$3,815,975

			Macquarie
	Macquarie	Macquarie	Labor Select
	Emerging	Emerging	International
	Markets	Markets	Equity
	Portfolio	Portfolio II	Portfolio
Investment Income:
Dividends	$617,164	$371,440	$3,485,836
Interest	—	7	148
Foreign tax withheld	(97,213)	(73,358)	(218,758)
	519,951	298,089	3,267,226

Expenses:
Management fees	362,211	227,522	790,061
Accounting and administration expenses	24,977	22,907	35,703
Audit and tax fees	22,637	21,500	38,695
Registration fees	7,519	12,019	8,532
Legal fees	6,158	3,849	23,938
Reports and statements to shareholders expenses	4,411	4,025	7,006
Dividend disbursing and transfer agent fees and expenses	4,955	3,367	14,240
Custodian fees	16,605	12,743	28,974
Trustees’ fees and expenses	1,822	1,208	5,372
Other	5,409	7,390	11,099
	456,704	316,530	963,620
Less expenses waived	—	(43,546)	—
Less expenses paid indirectly	(1)	(1)	(1)
Total operating expenses	456,703	272,983	963,619
Net Investment Income	63,248	25,106	2,303,607
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	5,152,258	19,282,599	2,167,660
Foreign currencies	(14,311)	56,282	56,602
Foreign currency exchange contracts	(9,891)	(60,727)	(57,568)
Net realized gain	5,128,056	19,278,154	2,166,694

Net change in unrealized appreciation (depreciation) of:
Investments[2]	9,272,583	(4,542,580)	54,139,282
Foreign currencies	(30,062)	456	(26,502)
Foreign currency exchange contracts	(216)	678	(13)
Net change in unrealized appreciation (depreciation)	9,242,305	(4,541,446)	54,112,767
Net Realized and Unrealized Gain	14,370,361	14,736,708	56,279,461
Net Increase in Net Assets Resulting from Operations	$14,433,609	$14,761,814	$58,583,068

[1]	Includes $20,406 capital gains taxes paid for Macquarie Emerging Markets Portfolio II.
[2]	Includes increase of $48,620 and $5,199 capital gains tax accrued for Macquarie Emerging Markets Portfolio and Macquarie Emerging Markets Portfolio II, respectively.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Macquarie Institutional Portfolios

	Macquarie		Macquarie		Macquarie
	Large Cap		Core Plus		High Yield
	Value		Bond		Bond
	Portfolio		Portfolio		Portfolio
	Six months		Six months		Six months
	ended		ended		ended
	4/30/21	Year ended	4/30/21	Year ended	4/30/21	Year ended
	(Unaudited)	10/31/20	(Unaudited)	10/31/20	(Unaudited)	10/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$374,056	$893,948	$1,832,279	$3,904,517	$1,338,739	$4,989,273
Net realized gain (loss)	1,553,025	(2,347,600)	1,656,454	6,201,464	1,945,201	(238,813)
Net change in unrealized appreciation (depreciation)	10,623,526	(3,397,427)	(1,559,478)	505,231	532,035	(573,782)
Net increase (decrease) in net assets resulting from operations	12,550,607	(4,851,079)	1,929,255	10,611,212	3,815,975	4,176,678

Dividends and Distributions to Shareholders from:
Distributable earnings	(870,784)	(16,233,720)	(10,197,935)	(9,512,846)	(4,911,930)	(5,146,771)
Total Distributions to Shareholders	(870,784)	(16,233,720)	(10,197,935)	(9,512,846)	(4,911,930)	(5,146,771)
Capital Share Transactions:
Proceeds from shares sold	—	200,000	6,200,000	5,000,000	12,874,847	6,902,251
Net asset value of shares issued upon reinvestment of dividends and distributions	870,783	16,233,706	9,477,666	8,823,891	4,686,124	5,006,864
	870,783	16,433,706	15,677,666	13,823,891	17,560,971	11,909,115
Cost of shares redeemed	(32)	(5,060,168)	(39)	(29,706,234)	(33,724,615)	(28,519,176)
Increase (decrease) in net assets derived from capital share transactions	870,751	11,373,538	15,677,627	(15,882,343)	(16,163,644)	(16,610,061)
Net Increase (Decrease) in Net Assets	12,550,574	(9,711,261)	7,408,947	(14,783,977)	(17,259,599)	(17,580,154)

Net Assets:
Beginning of period	38,121,688	47,832,949	150,012,520	164,796,497	81,813,976	99,394,130
End of period	$50,672,262	$38,121,688	$157,421,467	$150,012,520	$64,554,377	$81,813,976

					Macquarie
	Macquarie		Macquarie		Labor Select
	Emerging		Emerging		International
	Markets		Markets		Equity
	Portfolio		Portfolio II		Portfolio
	Six months		Six months		Six months
	ended		ended		ended
	4/30/21	Year ended	4/30/21	Year ended	4/30/21	Year ended
	(Unaudited)	10/31/20	(Unaudited)	10/31/20	(Unaudited)	10/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$63,248	$1,080,974	$25,106	$431,245	$2,303,607	$7,829,223
Net realized gain (loss)	5,128,056	(6,096,422)	19,278,154	2,070,903	2,166,694	(59,157,139)
Net change in unrealized appreciation (depreciation)	9,242,305	4,786,256	(4,541,446)	6,216,733	54,112,767	(27,339,418)
Net increase (decrease) in net assets resulting from operations	14,433,609	(229,192)	14,761,814	8,718,881	58,583,068	(78,667,334)

Dividends and Distributions to Shareholders from:
Distributable earnings	(814,896)	(1,680,428)	(2,533,750)	(1,243,681)	(7,466,559)	(22,540,570)
Total Distributions to Shareholders	(814,896)	(1,680,428)	(2,533,750)	(1,243,681)	(7,466,559)	(22,540,570)
Capital Share Transactions:
Proceeds from shares sold	—	6,031,060	—	—	2,667,326	12,297,533
Purchase reimbursement fees	—	24,027	—	—	—	—
Net asset value of shares issued upon reinvestment of dividends and distributions	790,477	1,612,658	2,522,787	1,233,499	7,466,558	22,540,569
	790,477	7,667,745	2,522,787	1,233,499	10,133,884	34,838,102
Cost of shares redeemed	(8,477)	(25,037,925)	(40,428,226)	(405,000)	(31,903,389)	(202,377,671)
Redemption reimbursement fees	38	112,481	—	—	—	—
	(8,439)	(24,925,444)	(40,428,226)	(405,000)	(31,903,389)	(202,377,671)
Increase (decrease) in net assets derived from capital share transactions	782,038	(17,257,699)	(37,905,439)	828,499	(21,769,505)	(167,539,569)
Net Increase (Decrease) in Net Assets	14,400,751	(19,167,319)	(25,677,375)	8,303,699	29,347,004	(268,747,473)

Net Assets:
Beginning of period	60,696,955	79,864,274	50,526,183	42,222,484	185,280,503	454,027,976
End of period	$75,097,706	$60,696,955	$24,848,808	$50,526,183	$214,627,507	$185,280,503

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Institutional Portfolios — Macquarie Large Cap Value Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	4/30/21[1]	Year ended
	(Unaudited)	10/31/20		10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$14.75	$24.35		$27.03	$28.54	$26.39	$27.30

Income (loss) from investment operations
Net investment income[2]	0.14	0.34		0.46	0.46	0.47	0.51
Net realized and unrealized gain (loss)	4.68	(1.67)		0.83	1.97	3.09	1.19
Total from investment operations	4.82	(1.33)		1.29	2.43	3.56	1.70

Less dividends and distributions from:
Net investment income	(0.34)	(0.73)		(0.51)	(0.66)	(0.51)	(0.56)
Net realized gain	—	(7.54)		(3.46)	(3.28)	(0.90)	(2.05)
Total dividends and distributions	(0.34)	(8.27)		(3.97)	(3.94)	(1.41)	(2.61)

Net asset value, end of period	$19.23	$14.75		$24.35	$27.03	$28.54	$26.39

Total return[3]	32.96% [4]	(10.30%	)[4]	6.70% [4]	9.00%	13.83%	7.15%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$50,672	$38,122		$47,833	$106,831	$168,868	$217,128
Ratio of expenses to average net assets[5]	0.70%	0.70%		0.70%	0.70%	0.66%	0.65%
Ratio of expenses to average net assets prior to
fees waived[5]	0.84%	0.84%		0.75%	0.70%	0.66%	0.65%
Ratio of net investment income to average net
assets	1.63%	2.08%		1.93%	1.68%	1.74%	1.97%
Ratio of net investment income to average net
assets prior to fees waived	1.49%	1.94%		1.88%	1.68%	1.74%	1.97%
Portfolio turnover	24%	24%		23%	16%	23%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	4/30/21[1]	Year ended
	(Unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$10.83	$10.74	$9.87	$10.41	$10.42	$10.29

Income (loss) from investment operations
Net investment income[2]	0.12	0.28	0.33	0.32	0.32	0.22
Net realized and unrealized gain (loss)	0.03	0.51	0.83	(0.55)	(0.06)	0.14
Total from investment operations	0.15	0.79	1.16	(0.23)	0.26	0.36

Less dividends and distributions from:
Net investment income	(0.31)	(0.50)	(0.29)	(0.31)	(0.27)	(0.23)
Net realized gain	(0.43)	(0.20)	—	—	—	— [3]
Total dividends and distributions	(0.74)	(0.70)	(0.29)	(0.31)	(0.27)	(0.23)

Net asset value, end of period	$10.24	$10.83	$10.74	$9.87	$10.41	$10.42

Total return[4]	1.26%	7.92%	12.12% [5]	(2.29% )	2.60%	3.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$157,421	$150,013	$164,796	$220,051	$168,242	$133,265
Ratio of expenses to average net assets[6]	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to
fees waived[6]	0.62%	0.62%	0.59%	0.58%	0.60%	0.60%
Ratio of net investment income to average net
assets	2.39%	2.71%	3.19%	3.22%	3.08%	2.12%
Ratio of net investment income to average net
assets prior to fees waived	2.22%	2.54%	3.05%	3.09%	2.93%	1.97%
Portfolio turnover	106%	108%	177%	171%	162%	310%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	For the year ended October 31, 2016, net realized gain distributions of $51,289 were made by the Portfolio, which calculated to an amount of $(0.004) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.08% lower. See Note 11 in “Notes to financial statements.”
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	4/30/21[1]	Year ended
	(Unaudited)	10/31/20	10/31/19	10/31/18		10/31/17	10/31/16
Net asset value, beginning of period	$7.46	$7.53	$7.46	$8.09		$7.88	$7.78

Income (loss) from investment operations
Net investment income[2]	0.17	0.37	0.40	0.42		0.43	0.45
Net realized and unrealized gain (loss)	0.35	(0.05)	0.18	(0.48)		0.23	0.02
Total from investment operations	0.52	0.32	0.58	(0.06)		0.66	0.47

Less dividends and distributions from:
Net investment income	(0.71)	(0.39)	(0.51)	(0.57)		(0.45)	(0.37)
Total dividends and distributions	(0.71)	(0.39)	(0.51)	(0.57)		(0.45)	(0.37)

Net asset value, end of period	$7.27	$7.46	$7.53	$7.46		$8.09	$7.88

Total return[3]	7.27% [4]	4.38% [4]	8.60% [4,5]	(0.77%	)[4]	8.88% [4]	6.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$64,554	$81,814	$99,394	$77,736		$113,273	$242,300
Ratio of expenses to average net assets[6]	0.59%	0.59%	0.59%	0.59%		0.57%	0.55%
Ratio of expenses to average net assets prior to
fees waived[6]	0.75%	0.64%	0.65%	0.62%		0.58%	0.55%
Ratio of net investment income to average net
assets	4.61%	5.07%	5.49%	5.49%		5.58%	6.10%
Ratio of net investment income to average net
assets prior to fees waived	4.44%	5.02%	5.43%	5.46%		5.57%	6.10%
Portfolio turnover	77%	127%	82%	112%		99%	119%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.13% lower. See Note 11 in “Notes to financial statements.”
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	4/30/21[1]	Year ended
	(Unaudited)	10/31/20		10/31/19		10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$8.12	$8.11		$7.56		$8.76	$7.77	$7.47

Income (loss) from investment operations
Net investment income[2]	0.01	0.12		0.17		0.20	0.18	0.18
Net realized and unrealized gain (loss)	1.91	0.05		0.54		(1.08)	1.05	0.29
Total from investment operations	1.92	0.17		0.71		(0.88)	1.23	0.47

Less dividends and distributions from:
Net investment income	(0.11)	(0.17)		(0.16)		(0.34)	(0.26)	(0.18)
Total dividends and distributions	(0.11)	(0.17)		(0.16)		(0.34)	(0.26)	(0.18)

Reimbursement fees
Purchase reimbursement fees[2,3]	— [4]	—	[5]	—	[6]	— [7]	0.01	— [8]
Redemption reimbursement fees[2,3]	— [4]	0.01		—	[6]	0.02	0.01	0.01
Total reimbursement fees	—	0.01		—		0.02	0.02	0.01

Net asset value, end of period	$9.93	$8.12		$8.11		$7.56	$8.76	$7.77

Total return[9]	23.77%	2.16%	[10]	9.62%		(10.28% )	16.88%	6.75%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$75,098	$60,697		$79,864		$79,463	$136,678	$133,828
Ratio of expenses to average net assets[11]	1.26%	1.26%		1.30%		1.26%	1.22%	1.19%
Ratio of expenses to average net assets prior to
fees waived[11]	1.26%	1.28%		1.30%		1.26%	1.22%	1.19%
Ratio of net investment income to average net
assets	0.18%	1.48%		2.19%		2.31%	2.24%	2.51%
Ratio of net investment income to average net
assets prior to fees waived	0.18%	1.46%		2.19%		2.31%	2.24%	2.51%
Portfolio turnover	22%	43%		33%		40%	45%	28%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Effective February 28, 2018, the Portfolio charges a 0.40% purchase reimbursement fee and a 0.45% redemption reimbursement fee, which are retained by the Portfolio. Previously, the Portfolio charged a 0.55% purchase reimbursement fee and a 0.55% redemption reimbursement fee.
[4]	For the six months ended April 30, 2021, redemption reimbursement fees of $38, respectively, were earned by the Portfolio, which calculated to an amount of $0.000 per share, respectively.
[5]	For the year ended October 31, 2020, purchase reimbursement fees of $24,027 were earned by the Portfolio, which calculated to an amount of $0.003 per share.
[6]	For the year ended October 31, 2019, purchase and redemption fees of $ 732 and $31,858, respectively were earned by the Portfolio, which calculated to amounts of $0.000 and $0.003 per share, respectively.
[7]	For the year ended October 31, 2018, purchase reimbursement fees of $5,924 were earned by the Portfolio, which calculated to an amount of $0.0004 per share.
[8]	For the year ended October 31, 2016, purchase reimbursement fees of $42,620 were earned by the Portfolio, which calculated to an amount of $0.002 per share.
[9]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not reflect the purchase reimbursement fee and redemption reimbursement fee.
[10]	Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[11]	Expense ratios do not include expenses of the Underlying Funds in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio II

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	4/30/21[1]	Year ended
	(Unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$11.41	$9.71	$8.78	$10.74	$8.01	$7.37

Income (loss) from investment operations
Net investment income[2]	0.01	0.10	0.09	0.08	0.12	0.07
Net realized and unrealized gain (loss)	2.76	1.89	1.30	(1.77)	2.70	0.88
Total from investment operations	2.77	1.99	1.39	(1.69)	2.82	0.95

Less dividends and distributions from:
Net investment income	(0.09)	(0.09)	(0.05)	(0.27)	(0.09)	(0.08)
Net realized gain	(0.48)	(0.20)	(0.41)	—	—	(0.23)
Total dividends and distributions	(0.57)	(0.29)	(0.46)	(0.27)	(0.09)	(0.31)

Net asset value, end of period	$13.61	$11.41	$9.71	$8.78	$10.74	$8.01

Total return[3]	24.75%	20.79%	16.74%	(16.13% )	35.74%	13.62%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$24,849	$50,526	$42,222	$27,229	$46,046	$37,198
Ratio of expenses to average net assets[4]	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of expenses to average net assets prior to
fees waived[4]	1.39%	1.37%	1.42%	1.42%	1.32%	1.34%
Ratio of net investment income to average net
assets	0.11%	0.98%	1.03%	0.80%	1.34%	0.97%
Ratio of net investment income (loss) to average
net assets prior to fees waived	(0.08% )	0.81%	0.81%	0.58%	1.22%	0.83%
Portfolio turnover	8%	17%	9%	12%	14%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

Macquarie Institutional Portfolios — Macquarie Labor Select International Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	4/30/21[1]	Year ended
	(Unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$11.09	$14.39	$13.74	$15.21	$12.83	$13.79

Income (loss) from investment operations
Net investment income[2]	0.15	0.27	0.47	0.44	0.41	0.43
Net realized and unrealized gain (loss)	3.44	(2.84)	0.60	(1.47)	2.35	(1.02)
Total from investment operations	3.59	(2.57)	1.07	(1.03)	2.76	(0.59)

Less dividends and distributions from:
Net investment income	(0.45)	(0.51)	(0.42)	(0.44)	(0.38)	(0.37)
Net realized gain	—	(0.22)	—	—	—	—
Total dividends and distributions	(0.45)	(0.73)	(0.42)	(0.44)	(0.38)	(0.37)

Net asset value, end of period	$14.23	$11.09	$14.39	$13.74	$15.21	$12.83

Total return[3]	32.73%	(19.01% )	8.23%	(7.02% )	22.13%	(4.24% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$214,628	$185,281	$454,028	$405,923	$490,273	$394,830
Ratio of expenses to average net assets[4]	0.91%	0.86%	0.86%	0.87%	0.86%	0.86%
Ratio of net investment income to average net
assets	2.19%	2.18%	3.44%	2.96%	2.96%	3.39%
Portfolio turnover	7%	14%	16%	20%	21%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements
April 30, 2021 (Unaudited)

Macquarie Institutional Portfolios (registered as Delaware Pooled® Trust (Trust)) is organized as a Delaware statutory trust and offers seven separate Portfolios. These financial statements and the related notes pertain to Macquarie Large Cap Value Portfolio, Macquarie Core Plus Bond Portfolio, Macquarie High Yield Bond Portfolio, Macquarie Emerging Markets Portfolio, Macquarie Emerging Markets Portfolio II, and Macquarie Labor Select International Equity Portfolio, (each, a Portfolio, and collectively, the Portfolios). Delaware Global Listed Real Assets Fund is included in a separate report. The Trust is an open-end investment company. Each Portfolio in this report is considered diversified under the Investment Company Act of 1940, as amended. Each Portfolio offers one class of shares.

1. Significant Accounting Policies

Each Portfolio follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Portfolios.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Other debt securities, credit default swap (CDS) contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolios may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Portfolios value their securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolios may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Boards.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolios evaluates tax positions taken or expected to be taken in the course of preparing each Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Portfolio’s tax positions taken or expected to be taken on the Portfolios’ federal income tax returns through the six months ended April 30, 2021 and for all open tax years (years ended October 31, 2017–October 31, 2020), and has concluded that no provision for federal income tax is required in any Portfolio’s financial statements. In regard to foreign taxes only, each Portfolio has open tax years in certain foreign countries in which it invests in that may date back to the inception of each Portfolio. If applicable, each Portfolio recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended April 30, 2021, the Portfolios did not incur any interest or tax penalties.

To Be Announced Trades (TBA) — The Portfolios may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Portfolio’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Portfolio on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with each Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Each Portfolio generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), attributable to changes in foreign exchange rates, is included on the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statements of operations” under “Net realized gain (loss) on investments.” Each Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Reimbursement Fees — Macquarie Emerging Markets Portfolio may charge a 0.40% purchase reimbursement fee and a 0.45% redemption reimbursement fee. These fees are designed to reflect an approximation of the brokerage and other transaction costs associated with the investment of an investor’s purchase amount or the disposition of assets to meet redemptions, and to limit the extent to which the Portfolio (and, indirectly, the Portfolio’s existing shareholders) would have to bear such costs. These fees are accounted for as an addition to paid-in capital for the Portfolio in the “Statements of changes in net assets.”

Other — Expenses directly attributable to a Portfolio are charged directly to that Portfolio. Other expenses common to various funds within Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer, which are estimated. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that a Portfolio is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with each Portfolio’s understanding of the applicable country’s tax rules and rates. Each Portfolio may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Portfolios will accrue such taxes as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

Each Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Each Portfolio may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

(continues)	57

Notes to financial statements

1. Significant Accounting Policies (continued)

Each Portfolio receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly. There were no such earnings credits for the six months ended April 30, 2021.

Each Portfolio receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” Macquarie Large Cap Value Portfolio, Macquarie Core Plus Bond Fund and Macquarie High Yield Bond Fund earned less than $1 for the six months ended April 30, 2021. For the six months ended April 30, 2021, each Portfolio earned the following amounts under this arrangement.

Fund	Earnings Credits
Macquarie Emerging Markets Portfolio	$1
Macquarie Emerging Markets Portfolio II	1
Macquarie Labor Select International Equity Portfolio	1

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of the respective investment management agreements, Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager of the Portfolios, will receive an annual fee, which is calculated daily and paid monthly based on the average daily net assets of each Portfolio.

DMC has contractually agreed to waive all or a portion, if any, of its management fees and/or pay/reimburse expenses for each Portfolio (except for Macquarie Labor Select International Equity Portfolio) (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale, dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual portfolio operating expenses from exceeding specified percentages of average daily net assets of each Portfolio, from November 1, 2020 through April 30, 2021.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Portfolios’ Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Portfolios and may only be terminated by agreement of DMC and the Portfolios. The waivers and reimbursements are accrued daily and received monthly.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute equity security trades on behalf of the Manager for the following Portfolios: Macquarie Large Cap Value Portfolio and Macquarie Emerging Markets Portfolio II. The Manager may also seek quantitative support from MIMGL for these Portfolios. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not a Portfolio, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

DMC may seek investment advice and recommendations from its affiliates for Macquarie Core Plus Bond Portfolio and Macquarie High Yield Bond Portfolio: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (MIMGL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute security trades for these Portfolios on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not a Portfolio, pays each Affiliated Sub-Advisor a portion of its investment management fee.

The management fee rates and the operating expense limitation rates in effect for the six months ended April 30, 2021, are as follows:

		Contractual
		operating expense
		limitation as
	Management fee	a percentage
	as a percentage of	of average
Fund	average daily net assets (per annum)	daily net assets (per annum)
Macquarie Large Cap Value Portfolio	0.55%	0.70%
Macquarie Core Plus Bond Portfolio	0.43%	0.45%
Macquarie High Yield Bond Portfolio	0.45%	0.59%
Macquarie Emerging Markets Portfolio	1.00%	1.26%
Macquarie Emerging Markets Portfolio II	1.00%	1.20%
Macquarie Labor Select International Equity
Portfolio	0.75%	N/A

Mondrian Investment Partners Limited (Mondrian) furnishes investment sub-advisory services to Macquarie Emerging Markets Portfolio and Macquarie Labor Select International Equity Portfolio. For these services, DMC, not the Portfolios, pays Mondrian a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Portfolio. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.”

For the six months ended April 30, 2021, each Portfolio was charged for these services as follows:

Fund	Fees
Macquarie Large Cap Value Portfolio	$2,749
Macquarie Core Plus Bond Portfolio	4,543
Macquarie High Yield Bond Portfolio	2,954
Macquarie Emerging Markets Portfolio	3,194
Macquarie Emerging Markets Portfolio II	2,743
Macquarie Labor Select International Equity Portfolio	5,506

DIFSC is also the transfer agent and dividend disbursing agent of each Portfolio. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of each Portfolio’s average daily net assets. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended April 30, 2021, each Portfolio was charged for these services as follows:

Fund	Fees
Macquarie Large Cap Value Portfolio	$1,719
Macquarie Core Plus Bond Portfolio	5,742
Macquarie High Yield Bond Portfolio	2,180
Macquarie Emerging Markets Portfolio	2,717
Macquarie Emerging Markets Portfolio II	1,706
Macquarie Labor Select International Equity Portfolio	7,901

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Portfolio. Sub-transfer agency fees are paid by each Portfolio and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

(continues)                    59

Notes to financial statements

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, each Portfolio bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Portfolios. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended April 30, 2021, each Portfolio was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Macquarie Large Cap Value Portfolio	$1,867
Macquarie Core Plus Bond Portfolio	10,921
Macquarie High Yield Bond Portfolio	3,045
Macquarie Emerging Markets Portfolio	2,983
Macquarie Emerging Markets Portfolio II	1,985
Macquarie Labor Select International Equity Portfolio	8,583

Trustees’ fees include expenses accrued by each Portfolio for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Portfolios.

In addition to the management fees and other expenses of a Portfolio, a Portfolio indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by a Portfolio will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

____________________

*The aggregate contractual waiver period covering this report is from February 28, 2019 through March 1, 2022 for Macquarie Large Cap Value Portfolio, Macquarie Core Plus Bond Portfolio, Macquarie High Yield Bond Portfolio, Macquarie Emerging Markets Portfolio II and Macquarie Labor Select International Equity Portfolio and February 28, 2020 through March 1, 2022 for Macquarie Emerging Markets Portfolio.

3. Investments

For the six months ended April 30, 2021, each Portfolio made purchases and sales of investment securities other than short-term investments as follows:

	Purchases		Sales
	other than	Purchases of	other than	Sales of
	US government	US government	US government	US government
Fund	securities	securities	securities	securities
Macquarie Large Cap Value Portfolio	$10,722,097	$—	$10,533,956	$—
Macquarie Core Plus Bond Portfolio	31,491,455	131,161,234	49,721,378	108,838,669
Macquarie High Yield Bond Portfolio	45,631,602	—	63,730,472	—
Macquarie Emerging Markets Portfolio	15,206,959	—	15,453,187	—
Macquarie Emerging Markets Portfolio II	3,514,335	—	44,585,598	—
Macquarie Labor Select International Equity Portfolio	14,373,068	—	41,267,087	—

At April 30, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for each Portfolio were as follows:

		Aggregate	Aggregate
		unrealized	unrealized	Net unrealized
	Cost of	appreciation	depreciation	appreciation
	investments	of investments	of investments	of investments
Fund	and derivatives	and derivatives	and derivatives	and derivatives
Macquarie Large Cap Value Portfolio	$39,632,116	$11,398,588	$(298,643)	$11,099,945
Macquarie Core Plus Bond Portfolio	160,778,543	4,157,372	(984,898)	3,172,474
Macquarie High Yield Bond Portfolio	63,082,378	2,285,737	(165,112)	2,120,625
Macquarie Emerging Markets Portfolio	57,621,219	20,384,669	(2,845,518)	17,539,151
Macquarie Emerging Markets Portfolio II	15,498,914	10,551,568	(1,356,407)	9,195,161
Macquarie Labor Select International Equity Portfolio	191,872,029	36,821,567	(16,958,812)	19,862,755

At April 30, 2021, capital loss carryforwards available to offset future realized capital gains were as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Macquarie
Large Cap
Value
Portfolio	$157,705	$3,069,955	$3,227,660
Macquarie
High Yield
Bond
Portfolio	7,115,426	10,902,187	18,017,613
Macquarie
Emerging
Markets
Portfolio	—	52,040,837	52,040,837
Macquarie
Labor Select
International
Equity
Portfolio	659,053	56,646,039	57,305,092

US GAAP defines fair value as the price that each Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default

(continues)                    61

Notes to financial statements

3. Investments (continued)

rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including each Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Macquarie
Large Cap Value
Portfolio
Level 1
Securities
Assets:
Common Stock	$50,044,362
Short-Term Investments	687,699
Total Value of Securities	$50,732,061

	Macquarie Core Plus Bond Portfolio
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Collateralized Mortgage
Obligations	$—	$4,029,931	$—	$4,029,931
Agency Commercial Mortgage-
Backed Securities	—	1,129,450	—	1,129,450
Agency Mortgage-Backed
Securities	—	32,150,515	—	32,150,515
Collateralized Debt Obligations	—	2,897,424	—	2,897,424
Corporate Bonds	—	58,012,700	—	58,012,700
Loan Agreements[1]	—	6,575,230	235,761	6,810,991
Municipal Bonds	—	36,724	—	36,724
Non-Agency Asset-Backed
Securities	—	2,633,609	—	2,633,609
Non-Agency Collateralized
Mortgage Obligations[1]	—	2,497,302	359,730	2,857,032
Non-Agency Commercial
Mortgage-Backed Securities	—	13,769,075	—	13,769,075
Sovereign Bonds	—	4,210,336	—	4,210,336
Supranational Bank	—	422,192	—	422,192
US Treasury Obligations	—	23,064,464	—	23,064,464
Short-Term Investments	11,931,987	—	—	11,931,987
Total Value of Securities	$11,931,987	$151,428,952	$595,491	$163,956,430

	Macquarie Core Plus Bond Portfolio
	Level 1	Level 2	Level 3	Total
Derivatives[2]
Assets:
Futures Contracts	$52,854	$—	$—	$52,854
Liabilities:
Futures Contracts	$(58,267)	$—	$—	$(58,267)

[1]	Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Loan Agreements	—	96.54%	3.46%	100.00%
Non-Agency Collateralized Mortgage Obligations	—	87.41%	12.59%	100.00%

[2]	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

	Macquarie High Yield Bond Portfolio
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stock	$—	$—	$—	$—
Corporate Bonds	—	54,928,053	—	54,928,053
Loan Agreements	—	6,273,613	—	6,273,613
Short-Term Investments	4,001,337	—	—	4,001,337
Total Value of Securities	$4,001,337	$61,201,666	$—	$65,203,003

	Macquarie Emerging Markets Portfolio
	Level 1	Level 2	Total
Securities
Assets:
Common Stock
Brazil	$2,806,592	$—	$2,806,592
Canada	890,843	—	890,843
China	4,845,121	26,936,254	31,781,375
Hong Kong	—	1,513,887	1,513,887
India	1,227,759	6,216,956	7,444,715
Indonesia	—	1,149,338	1,149,338
Mexico	788,418	—	788,418
Peru	771,085	—	771,085
Republic of Korea	—	5,809,126	5,809,126
Russia	—	1,786,408	1,786,408
Taiwan	—	13,462,069	13,462,069
United Kingdom	1,758,058	1,804,760	3,562,818
Preferred Stock[1]	611,550	2,017,010	2,628,560
Short-Term Investments	765,373	—	765,373
Total Value of Securities	$14,464,799	$60,695,808	$75,160,607

(continues)                    63

Notes to financial statements

3. Investments (continued)

	Macquarie Emerging Markets Portfolio
	Level 1	Level 2	Total
Derivatives[2]
Liabilities:
Foreign Currency Exchange Contracts	$—	$(237)	$(237)

[1]	Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Total
Preferred Stock	23.27%	76.73%	100.00%

[2]	Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

	Macquarie Emerging Markets Portfolio II
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stock
Argentina	$12,936	$—	$—	$12,936
Bahrain	—	5,361	—	5,361
Brazil	1,363,648	—	—	1,363,648
Chile	111,281	—	—	111,281
China	3,079,705	4,604,992	—	7,684,697
India	1,662,872	959,880	—	2,622,752
Indonesia	—	433,663	—	433,663
Malaysia	—	12,269	—	12,269
Mexico	776,725	—	—	776,725
Peru	80,550	—	—	80,550
Republic of Korea	921,898	4,003,555	—	4,925,453
Russia	194,159	837,984	216,663	1,248,806
South Africa	—	200,953	—	200,953
Taiwan	1,004,162	3,383,076	—	4,387,238
Turkey	68,440	73,895	—	142,335
United States	387,315	—	—	387,315
Preferred Stock[1]	—	211,107	15,083	226,190
Rights	—	—	17	17
Short-Term Investments	71,886	—	—	71,886
Total Value of Securities	$9,735,577	$14,726,735	$231,763	$24,694,075

[1]	Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Preferred Stock	—	93.33%	6.67%	100.00%

	Macquarie Labor Select International Equity Portfolio
	Level 1	Level 2	Total
Securities
Assets:
Common Stock
Australia	$—	$963,916	$963,916
China/Hong Kong	—	10,115,869	10,115,869
Denmark	—	3,178,095	3,178,095
France	—	18,716,443	18,716,443
Germany	—	12,980,870	12,980,870
Italy	—	10,044,667	10,044,667
Japan	—	60,353,365	60,353,365
Singapore	—	10,049,674	10,049,674
Spain	109,708	11,537,496	11,647,204
Sweden	—	5,727,549	5,727,549
Switzerland	—	9,389,833	9,389,833
United Kingdom	2,657,832	53,025,445	55,683,277
Preferred Stock	—	1,771,220	1,771,220
Short-Term Investments	1,112,815	—	1,112,815
Total Value of Securities	$3,880,355	$207,854,442	$211,734,797

Derivatives[1]
Liabilities:
Foreign Currency Exchange Contracts	$—	$(13)	$(13)

[1]	Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

As a result of utilizing international fair value pricing at April 30, 2021, a majority of Macquarie Emerging Markets Portfolio and Macquarie Emerging Markets Portfolio II common stock was categorized as Level 2.

The securities that have been valued at zero on the “Schedules of investments” are considered to be Level 3 investments in these tables.

During the six months ended April 30, 2021, there were no transfers into or out of Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments due to each Portfolio utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in each Portfolio occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that each Portfolio’s NAV is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that each Portfolio’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. Each Portfolio’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to each Portfolio’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to each Portfolio’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to each Portfolio’s net assets at the end of the period.

(continues)                    65

Notes to financial statements

4. Capital Shares

Transactions in capital shares were as follows:

		Shares issued
		upon reinvestment	Shares sold		Net
	Shares	of dividends	and issued	Shares	increase
	sold	and distributions	total	redeemed	(decrease)
Six months ended April 30, 2021:
Macquarie Large Cap Value Portfolio	—	51,283	51,283	(2)	51,281
Macquarie Core Plus Bond Portfolio	602,678	913,071	1,515,749	(4)	1,515,745
Macquarie High Yield Bond Portfolio	1,770,110	660,948	2,431,058	(4,510,110)	(2,079,052)
Macquarie Emerging Markets Portfolio	—	87,442	87,442	(864)	86,578
Macquarie Emerging Markets Portfolio II	—	202,308	202,308	(2,806,417)	(2,604,109)
Macquarie Labor Select International Equity Portfolio	189,190	573,909	763,099	(2,382,012)	(1,618,913)
Year ended October 31, 2020:
Macquarie Large Cap Value Portfolio	15,015	944,369	959,384	(339,609)	619,775
Macquarie Core Plus Bond Portfolio	461,254	879,750	1,341,004	(2,836,064)	(1,495,060)
Macquarie High Yield Bond Portfolio	996,168	687,757	1,683,925	(3,916,033)	(2,232,108)
Macquarie Emerging Markets Portfolio	704,580	191,300	895,880	(3,261,751)	(2,365,871)
Macquarie Emerging Markets Portfolio II	—	120,577	120,577	(39,481)	81,096
Macquarie Labor Select International Equity Portfolio	991,507	1,567,494	2,559,001	(17,417,928)	(14,858,927)

5. Line of Credit

Each Portfolio, along with certain other funds in the Delaware Funds (Participants), was a participant in a $250,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Agreement was increased to $275,000,000 on May 6, 2020. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on November 2, 2020.

On November 2, 2020, each Portfolio, along with the other Participants entered into an amendment to the Agreement for an amount of $225,000,000 to be used as described above. It operates in substantially the same manner as the original Agreement with the addition of an upfront fee of 0.05%, which was allocated across the Participants. The line of credit available under the Agreement expires on November 1, 2021.

The Portfolios had no amounts outstanding as of April 30, 2021, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Portfolio may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Portfolio may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Portfolio may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Portfolio may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover each Portfolio’s exposure to the counterparty.

Macquarie Core Plus Bond Portfolio used foreign currency exchange contracts and foreign cross currency exchange contracts in order to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to increase/decrease exposure to foreign currencies. Macquarie Emerging Markets Portfolio, Macquarie Emerging Markets Portfolio II, and Macquarie Labor Select International Equity Portfolio entered into foreign currency exchange contracts and foreign cross currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Macquarie Core Plus Bond, Macquarie High Yield Bond, Macquarie Emerging Markets, and Macquarie Emerging Markets II Portfolios may use futures contracts in the normal course of pursuing their respective investment objectives. Each Portfolio may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, a Portfolio deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to each Portfolio because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Macquarie Core Plus Bond Portfolio posted cash collateral valued at $104,951 as margin for open futures contracts.

Macquarie Core Plus Bond Portfolio used futures contracts in order to hedge the Portfolio’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Swap Contracts — Macquarie Core Plus Bond Portfolio and Macquarie High Yield Bond Portfolio may enter into CDS contracts in accordance with their investment objectives. Macquarie Core Plus Bond Portfolio may enter into interest rate swap contracts in accordance with its investment objective. The Portfolio may use interest rate swaps to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. The Portfolios may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets. The Portfolios will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent quality by DMC.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Portfolio from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Portfolio receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having netting arrangements between the Portfolio and the counterparty and

(continues)                    67

Notes to financial statements

6. Derivatives (continued)

by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by a Portfolio in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended April 30, 2021, certain of the Portfolios entered into CDS contracts as purchasers and sellers of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if a Portfolio had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. Each Portfolio’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having netting arrangements between each Portfolio and the counterparty and by the posting of collateral by the counterparty to each Portfolio to cover the Portfolios’ exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty. Macquarie Core Plus Bond Portfolio used CDS contracts to gain exposure to certain securities or markets.

Swaps Generally. For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The value of open swaps may differ from that which would be realized in the event a Portfolio terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedules of investments.”

Fair values of derivative instruments as of April 30, 2021 were as follows:

Macquarie Core Plus Bond Portfolio
Asset Derivatives Fair Value
Interest
Statement of Assets and	Rate
Liabilities Location	Contracts
Variation margin due from broker on futures
contracts*	$52,854

Liability Derivatives Fair Value
Interest
Statement of Assets and	Rate
Liabilities Location	Contracts
Variation margin due from broker on futures
contracts*	$(58,267)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts are opened through April 30, 2021. Only current day variation margin is reported on the “Statement of assets and liabilities.”

The effect of derivative instruments on the “Statements of operations” for the six months ended April 30, 2021 was as follows:

	Macquarie Core Plus Bond Portfolio
	Net Realized Gain (Loss) on:
	Foreign
	Currency
	Exchange	Futures	Swap
	Contracts	Contracts	Contracts	Total
Currency
contracts	$41,007	$—	$—	$41,007
Interest rate
contracts	—	57,782	—	57,782
Credit
contracts	—	—	(15,537)	(15,537)
Total	$41,007	$57,782	$(15,537)	$83,252

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign
	Currency
	Exchange	Futures	Swap
	Contracts	Contracts	Contracts	Total
Currency
contracts	$4,818	$—	$—	$4,818
Interest rate
contracts	—	(56,938)	—	(56,938)
Total	$4,818	$(56,938)	$—	$(52,120)

At April 30, 2021, Macquarie Emerging Markets Portfolio, Macquarie Emerging Markets Portfolio II, and Macquarie Labor Select International Equity Portfolio had foreign currency risk, which is disclosed on the “Statements of assets and liabilities” and/or “Statements of operations.”

The table below summarizes the average balance of derivative holdings by each Portfolio during the six months ended April 30, 2021:

	Long Derivative Volume
					Macquarie
	Macquarie		Macquarie	Macquarie	Labor Select
	Core Plus		Emerging	Emerging	International
	Bond		Markets	Markets	Equity
	Portfolio		Portfolio	Portfolio II	Portfolio
Foreign currency exchange contracts (average
notional value)	USD	315,417	36,961	27,893	26,010
Futures contracts (average notional value)		11,524,697	—	—	—

(continues)                    69

Notes to financial statements

6. Derivatives (continued)

	Short Derivative Volume
					Macquarie
	Macquarie		Macquarie	Macquarie	Labor Select
	Core Plus		Emerging	Emerging	International
	Bond		Markets	Markets	Equity
	Portfolio		Portfolio	Portfolio II	Portfolio
Foreign currency exchange contracts (average
notional value)	USD	2,119	15,338	74,437	97,111
Futures contracts (average notional value)		7,518,675	—	—	—

7. Offsetting

Each Portfolio entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help each Portfolio mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between each Portfolio and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, each Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”

At April 30, 2021, the Portfolios had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Macquarie Emerging Markets Portfolio

Gross Value of
				Gross Value of	Derivative
Counterparty				Derivative Asset	Liability	Net Position
Bank of New York Mellon				$—	$(237)	$(237)

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral
Counterparty	Net Position	Collateral Received	Received(a)	Collateral Pledged	Pledged	Net Exposure(b)
Bank of New York Mellon	$(237)	$—	$—	$—	$—	$(237)

Macquarie Labor Select International Equity Portfolio

Gross Value of
				Gross Value of	Derivative
Counterparty				Derivative Asset	Liability	Net Position
Bank of New York Mellon				$—	$(13)	$(13)

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral
Counterparty	Net Position	Collateral Received	Received(a)	Collateral Pledged	Pledged	Net Exposure(b)
Bank of New York Mellon	$(13)	$—	$—	$—	$—	$(13)

(a)	The value of the related collateral exceeded the value of the derivatives, repurchase agreements, and securities lending transactions as of March 31, 2021, as applicable.
(b)	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

Each Portfolio, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each Portfolio of the Trust is generally invested in a series of individual separate accounts, each corresponding to a Portfolio. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A Portfolio can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Portfolio or, at the discretion of the lending agent, replace the loaned securities. Each Portfolio continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. Each Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Portfolio, the security lending agent, and the borrower. Each Portfolio records security lending income net of allocations to the security lending agent and the borrower.

Each Portfolio may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Portfolio’s cash collateral account may be less than the amount the Portfolio would be required to return to the borrowers of the securities and the Portfolio would be required to make up for this shortfall.

During the six months ended April 30, 2021, the Portfolios had no securities out on loan.

9. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Portfolios performance.

(continues)                    71

Notes to financial statements

9. Credit and Market Risk (continued)

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, “IBORs”) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Portfolios invests will cause the NAV of the Funds to fluctuate.

Some countries in which Macquarie Emerging Markets, Macquarie Emerging Markets II, and Macquarie Labor Select International Equity Portfolios invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Macquarie Emerging Markets Portfolio and Macquarie Emerging Markets Portfolio II invest a significant portion of their assets in the greater China region, which consists of Hong Kong, the People’s Republic of China, and Taiwan, among other countries. As a result, each Portfolio’s investments in the region are particularly susceptible to risks in that region. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on each Portfolio than if the Portfolio were more geographically diversified, which could result in greater volatility in each Portfolio’s net asset value and losses. Markets in the greater China region can experience significant volatility due to social, economic, regulatory, and political uncertainties.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by each Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by each Portfolio.

Macquarie Core Plus Bond Portfolio invests a portion of its assets in high yield fixed income securities which are securities rated BB or lower by S&P and Ba or lower by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Macquarie High Yield Bond Portfolio invests a portion of its assets in high yield fixed income securities which are securities rated lower than BBB- by S&P and lower than Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Macquarie Core Plus Bond Portfolio and Macquarie High Yield Bond Portfolio invest in bank loans and other securities that may subject them to direct indebtedness risk, the risk that each Portfolio will not receive payment of principal, interest and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer each Portfolio more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by each Portfolio may involve revolving credit facilities or other standby financing commitments that obligate each Portfolio to pay additional cash on a certain date or on demand. These commitments may require each Portfolio to increase its investment in a company at a time when each Portfolio might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Portfolio is committed to advance additional funds, it will at all times hold and maintain cash or other high-grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As each Portfolio may be required to rely upon another lending institution to collect and pass on to each Portfolio amounts payable with respect to the loan and to enforce each Portfolio’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent each Portfolio from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to each Portfolio.

Macquarie Core Plus Bond Portfolio and Macquarie High Yield Bond Portfolio invest in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Portfolios will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Macquarie Core Plus Bond Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Macquarie Core Plus Bond Portfolio and Macquarie High Yield Bond Portfolio invest in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. Each Portfolio will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

Because Macquarie Large Cap Value Portfolio expects to hold a concentrated portfolio of a limited number of securities, the Portfolio’s risk is increased because each investment has a greater effect on the Portfolio’s overall performance.

Each Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolios’ Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolios’ 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

10. Contractual Obligations

Each Portfolio enters into contracts in the normal course of business that contain a variety of indemnifications. Each Portfolio’s maximum exposure under these arrangements is unknown. However, each Portfolio has not had prior claims or losses pursuant to these contracts. Management has reviewed each Portfolio’s existing contracts and expects the risk of loss to be remote.

11. General Motors Term Loan Litigation

Macquarie Core Plus Bond Portfolio and Macquarie High Yield Bond Portfolio received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Portfolios in 2009. Because it was believed that the Portfolios were secured creditors, the Portfolios received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon a US Court of Appeals ruling, the Motors Liquidation Company Avoidance Action Trust sought to recover such amounts arguing that the Portfolios were

(continues)                    73

Notes to financial statements

11. General Motors Term Loan Litigation (continued)

unsecured creditors and, as an unsecured creditor, the Portfolios should not have received payment in full. Based on available information related to the litigation and the Portfolios’ potential exposure, the Portfolios previously recorded a contingent liability of $75,182 and $48,975, respectively, and an asset of $250,607 and $163,250, respectively, based on the potential recoveries by the estate that resulted in a net decrease in the Portfolios’ NAV to reflect this potential recovery.

The plaintiff and the term loan lenders, which included the Portfolios, reached an agreement in principle that resolved the disputes. The parties agreed to terms of a settlement agreement and presented the settlement agreement to the court for approval at a hearing on June 12, 2019. The court approved the settlement documentation and dismissed the case on July 2, 2019. The court’s approval of the settlement and dismissal of the case with prejudice became final on July 16, 2019.

The contingent liability and other asset were removed in connection with the case being settled, which resulted in the Portfolios recognizing a gain in the amount of the liability reversed in 2019.

12. Recent Accounting Pronouncements

In August 2018, FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has implemented ASU 2018-13 on the financial statements.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

13. Subsequent Events

On December 2, 2020, Waddell & Reed Financial, Inc., the parent company of Ivy Investment Management Company, the investment adviser of the Ivy Funds Complex (the Ivy Funds), and Macquarie Management Holdings, Inc., the U.S. holding company for Macquarie Group Limited’s U.S. asset management business (Macquarie), announced that they had entered into an agreement whereby Macquarie would acquire the investment management business of Waddell & Reed Financial, Inc. (the “Transaction”). The Transaction closed on April 30, 2021. The Ivy Funds, as part of Delaware Funds® by Macquarie, are now managed by DMC and distributed by DDLP.

On February 24, 2021, the Board of Trustees approved the reorganization (Reorganization) of the Portfolios below into and with a substantially similar fund and class of another Delaware Fund as shown in the table below:

Acquired Fund and Class	Acquiring Fund and Class
Macquarie Core Plus Bond Portfolio, a series of Delaware Pooled Trust Share Class	Delaware Diversified Income Fund, a series of Delaware Group Adviser Funds Class R6
Macquarie High Yield Bond Portfolio, a series of Delaware Pooled Trust Share Class	Delaware High-Yield Opportunities Fund, a series of Delaware Group Income Funds Class R6

Each Reorganization is subject to the approval of Portfolio shareholders at a special shareholder meeting scheduled to be held on June 29, 2021.

If each Reorganization is approved by shareholders at that June 29, 2021 special shareholder meeting, each Reorganization is expected to occur on or about July 23, 2021.

Management has determined that no other material events or transactions occurred subsequent to April 30, 2021, that would require recognition or disclosure in each Portfolio’s financial statements.

(continues)                    75

Portfolio managers

Kristen E. Bartholdson
Managing Director, Senior Portfolio Manager

Nigel A. Bliss
Senior Portfolio Manager
Mondrian Investment Partners Limited

Adam H. Brown
Managing Director, Senior Portfolio Manager

Liu-Er Chen
Managing Director, Chief Investment Officer –
Emerging Markets and Healthcare

Ginny Chong
Head of Chinese Equities
Senior Portfolio Manager
Mondrian Investment Partners Limited

Elizabeth A. Desmond
Deputy Chief Executive Officer
Chief Investment Officer – International Equities
Mondrian Investment Partners Limited

Gregory Halton
Senior Portfolio Manager
Mondrian Investment Partners Limited

David Hillmeyer
Senior Managing Director, Co-Head of US Multisector
Fixed Income

Erin Ksenak
Senior Vice President, Portfolio Manager

Nikhil G. Lalvani
Managing Director, Senior Portfolio Manager, Team Leader

Daniela Mardarovici
Managing Director, Co-Head of US Multisector Fixed Income

John P. McCarthy
Managing Director, Senior Portfolio Manager

Zsolt Mester
Portfolio Manager
Mondrian Investment Partners Limited

Andrew Miller
Chief Investment Officer –
Emerging Market Equities
Mondrian Investment Partners Limited

Robert A. Vogel Jr.
Managing Director, Senior Portfolio Manager

Semiannual report

Multi-asset mutual fund

Delaware Global Listed Real Assets Fund

April 30, 2021

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Global Listed Real Assets Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of April 30, 2021, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2021 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from November 1, 2020 to April 30, 2021 (Unaudited)

The investment objective of the Fund is to seek total return, which is targeted to be in excess of inflation, through growth of capital and current income.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from November 1, 2020 to April 30, 2021.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses
For the six-month period from November 1, 2020 to April 30, 2021 (Unaudited)

Delaware Global Listed Real Assets Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	11/1/20	4/30/21	Expense Ratio	11/1/20 to 4/30/21*
Actual Fund return†
Class A	$1,000.00	$1,222.20	1.34%	$7.38
Class C	1,000.00	1,217.00	2.09%	11.49
Class R	1,000.00	1,220.30	1.59%	8.75
Institutional Class	1,000.00	1,223.40	1.09%	6.01
Class R6	1,000.00	1,223.50	1.00%	5.51
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.15	1.34%	$6.71
Class C	1,000.00	1,014.43	2.09%	10.44
Class R	1,000.00	1,016.91	1.59%	7.95
Institutional Class	1,000.00	1,019.39	1.09%	5.46
Class R6	1,000.00	1,019.84	1.00%	5.01

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

2

Security type / sector allocation and top 10 equity holdings
Delaware Global Listed Real Assets Fund	As of April 30, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Convertible Bond	0.05%
Corporate Bonds	14.27%
Basic Industry	1.82%
Capital Goods	0.94%
Communications	4.34%
Consumer Cyclical	1.02%
Consumer Non-Cyclical	1.17%
Energy	3.02%
Real Estate Operating Companies/Developer	0.14%
Transportation	0.86%
Utilities	0.96%
Non-Agency Commercial Mortgage-Backed Securities	2.09%
Loan Agreements	2.97%
Sovereign Bonds	10.39%
US Treasury Obligations	4.83%
Common Stock	61.81%
Communication Services	1.07%
Consumer Staples	1.82%
Energy	9.26%
Financials	1.30%
Industrials	9.82%
Materials	6.89%
Real Estate Operating Companies/Developer	2.71%
REIT Diversified	2.12%
REIT Healthcare	1.78%
REIT Hotel	0.47%
REIT Industrial	2.83%
REIT Information Technology	0.91%
REIT Mall	0.75%
REIT Manufactured Housing	0.82%
REIT Multifamily	2.95%
REIT Office	1.97%
REIT Retail	0.46%
REIT Self-Storage	0.66%
REIT Shopping Center	0.30%
REIT Single Tenant	0.44%
REIT Specialty	1.03%
Utilities	11.45%

3

Security type / sector allocation and top 10
equity holdings
Delaware Global Listed Real Assets Fund

Security type / sector	Percentage of net assets
Master Limited Partnerships	1.09%
Short-Term Investments	2.43%
Total Value of Securities	99.93%
Receivables and Other Assets Net of Liabilities	0.07%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Denbury	1.35%
Bunge	1.07%
Valero Energy	1.07%
Vantage Towers	1.06%
East Japan Railway	1.03%
TC Energy	1.02%
Enbridge	1.02%
Vinci	1.02%
Atlas Arteria	1.02%
Severn Trent	1.02%

4

Schedule of investments
Delaware Global Listed Real Assets Fund	April 30, 2021 (Unaudited)

	Principal amount°	Value (US $)
Convertible Bond – 0.05%
Cheniere Energy PIK 144A 4.875% exercise price
$93.64, maturity date 5/28/21 #, >>	58,763	$59,241
Total Convertible Bond (cost $58,793)		59,241

Corporate Bonds – 14.27%
Basic Industry – 1.82%
Chemours 7.00% 5/15/25	285,000	293,479
First Quantum Minerals 144A 6.875% 3/1/26 #	400,000	420,950
Freeport-McMoRan 5.45% 3/15/43	400,000	489,000
New Gold 144A 6.375% 5/15/25 #	94,000	96,879
Novelis
144A 4.75% 1/30/30 #	240,000	249,900
144A 5.875% 9/30/26 #	90,000	94,000
Univar Solutions USA 144A 5.125% 12/1/27 #	445,000	465,574
		2,109,782
Capital Goods – 0.94%
Clean Harbors 144A 5.125% 7/15/29 #	330,000	356,669
Covanta Holding 6.00% 1/1/27	130,000	136,313
GFL Environmental 144A 5.125% 12/15/26 #	270,000	283,162
Sealed Air 144A 4.00% 12/1/27 #	295,000	309,750
		1,085,894
Communications – 4.34%
CCO Holdings 144A 5.375% 6/1/29 #	425,000	461,979
Clear Channel Outdoor Holdings 144A 7.75%
4/15/28 #	65,000	67,017
Clear Channel Worldwide Holdings 9.25% 2/15/24	66,000	69,019
CSC Holdings
144A 3.375% 2/15/31 #	200,000	187,800
144A 5.75% 1/15/30 #	365,000	388,497
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	73,000	74,950
Gray Television 144A 7.00% 5/15/27 #	280,000	306,181
LCPR Senior Secured Financing DAC 144A 6.75%
10/15/27 #	416,000	447,745
Level 3 Financing 144A 4.25% 7/1/28 #	320,000	322,835
Lumen Technologies
144A 4.00% 2/15/27 #	150,000	153,020
144A 5.125% 12/15/26 #	205,000	215,333
Nexstar Broadcasting 144A 5.625% 7/15/27 #	358,000	378,701
Outfront Media Capital 144A 4.625% 3/15/30 #	415,000	411,369
Sirius XM Radio 144A 5.50% 7/1/29 #	360,000	389,475
Sprint Capital 8.75% 3/15/32	110,000	163,237

5

Schedule of investments
Delaware Global Listed Real Assets Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
T-Mobile USA
3.375% 4/15/29	100,000	$101,776
4.75% 2/1/28	180,000	192,600
Virgin Media Secured Finance 144A 5.50%
5/15/29 #	200,000	214,100
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	200,000	193,750
Zayo Group Holdings 144A 4.00% 3/1/27 #	295,000	293,336
		5,032,720
Consumer Cyclical – 1.02%
Carnival 144A 7.625% 3/1/26 #	60,000	65,776
Hilton Domestic Operating 4.875% 1/15/30	340,000	362,962
Lennar 5.00% 6/15/27	160,000	185,216
MGM Growth Properties Operating Partnership
5.75% 2/1/27	361,000	403,194
Murphy Oil USA 144A 3.75% 2/15/31 #	170,000	167,662
		1,184,810
Consumer Non-Cyclical – 1.17%
HCA
3.50% 9/1/30	20,000	20,570
5.375% 2/1/25	120,000	133,882
5.875% 2/1/29	350,000	413,437
JBS USA LUX 144A 5.50% 1/15/30 #	270,000	297,340
Pilgrim’s Pride 144A 5.875% 9/30/27 #	127,000	134,937
Tenet Healthcare
5.125% 5/1/25	100,000	101,325
6.875% 11/15/31	230,000	257,269
		1,358,760
Energy – 3.02%
CNX Resources
144A 6.00% 1/15/29 #	110,000	117,679
144A 7.25% 3/14/27 #	170,000	183,850
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	370,000	377,295
144A 6.00% 2/1/29 #	110,000	113,863
DCP Midstream Operating 5.125% 5/15/29	350,000	374,458
Genesis Energy 6.50% 10/1/25	290,000	291,812
Marathon Oil 4.40% 7/15/27	130,000	145,139
Murphy Oil
5.875% 12/1/27	325,000	327,038
6.375% 7/15/28	180,000	182,925

6

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
NuStar Logistics 6.375% 10/1/30	135,000	$148,838
Occidental Petroleum
2.70% 2/15/23	159,000	159,742
3.00% 2/15/27	70,000	66,954
6.625% 9/1/30	65,000	74,185
Southwestern Energy 7.75% 10/1/27	380,000	408,962
Targa Resources Partners
144A 4.875% 2/1/31 #	325,000	340,153
5.375% 2/1/27	180,000	187,287
		3,500,180
Real Estate Operating Companies/Developer – 0.14%
HAT Holdings I 144A 3.75% 9/15/30 #	170,000	163,838
		163,838
Transportation – 0.86%
Delta Air Lines
144A 7.00% 5/1/25 #	240,000	279,225
7.375% 1/15/26	200,000	235,075
United Airlines Holdings 4.875% 1/15/25	475,000	482,422
		996,722
Utilities – 0.96%
Calpine 144A 5.00% 2/1/31 #	60,000	59,178
NRG Energy 144A 3.625% 2/15/31 #	160,000	156,960
PG&E 5.25% 7/1/30	270,000	288,562
TerraForm Power Operating 144A 4.75% 1/15/30 #	220,000	229,350
Vistra Operations
144A 5.00% 7/31/27 #	120,000	124,474
144A 5.50% 9/1/26 #	120,000	124,126
144A 5.625% 2/15/27 #	130,000	135,362
		1,118,012
Total Corporate Bonds (cost $15,898,916)		16,550,718

Non-Agency Commercial Mortgage-Backed Securities – 2.09%
Cantor Commercial Real Estate Lending
Series 2019-CF1 B 4.178% 5/15/52 ●	200,000	221,622
Citigroup Commercial Mortgage Trust
Series 2019-C7 A4 3.102% 12/15/72	600,000	644,536
GS Mortgage Securities Trust
Series 2017-GS6 B 3.869% 5/10/50	730,000	796,493

7

Schedule of investments
Delaware Global Listed Real Assets Fund

	Principal amount°		Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust
Series 2016-BNK2 B 3.485% 11/15/49		740,000	$765,624
Total Non-Agency Commercial Mortgage-Backed Securities (cost $2,383,654)			2,428,275

Loan Agreements – 2.97%
Calpine
2.12% (LIBOR01M + 2.00%) 4/5/26 ●		322,261	318,367
2.62% (LIBOR01M + 2.50%) 12/16/27 ●		82,800	82,473
Calpine Construction Finance Tranche B 2.113%
(LIBOR01M + 2.00%) 1/15/25 ●		125,235	123,625
CenturyLink Tranche B 0.113% (LIBOR01M +
0.113%) 3/15/27 ●		444,375	439,746
Charter Communications Operating Tranche
B2 1.87% (LIBOR01M + 1.75%) 2/1/27 ●		260,815	259,891
CSC Holdings 2.365% (LIBOR01M + 2.25%)
7/17/25 ●		250,435	248,494
Frontier Communications Tranche B 4.50%
(LIBOR01M + 3.75%) 10/8/27 ●		211,113	210,321
Hamilton Projects Acquiror 5.75% (LIBOR03M +
4.75%) 6/17/27 ●		297,750	297,874
HCA Tranche B-12 1.863% (LIBOR01M + 1.75%)
3/13/25 ●		344,750	345,100
HCA Tranche B13 1.863% (LIBOR01M + 1.75%)
3/18/26 ●		167,026	167,235
Lamar Media Tranche B 1.61% (LIBOR01M +
1.50%) 2/5/27 ●		169,139	167,765
Sinclair Television Group Tranche B-3 3.12%
(LIBOR01M + 3.00%) 4/1/28 ●		100,000	99,250
Tecta America 1st Lien 5.00% (LIBOR03M + 4.25%)
4/10/28 ●		270,000	269,156
Telenet Financing Tranche AR 2.115% (LIBOR01M
+ 2.00%) 4/30/28 ●		255,000	251,932
Vistra Operations 1.864% (LIBOR01M + 1.75%)
12/31/25 ●		167,672	166,498
Total Loan Agreements (cost $3,460,982)			3,447,727

Sovereign Bonds – 10.39%Δ
Australia – 0.34%
Australia Government Bonds
0.75% 11/21/27	AUD	412,971	373,845
2.50% 9/20/30	AUD	14,786	17,984
			391,829

8

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Canada – 0.67%
Canadian Government Real Return Bonds
4.00% 12/1/31	CAD	430,154	$508,133
4.25% 12/1/26	CAD	256,210	270,309
			778,442
France – 1.60%
French Republic Government Bond OAT
0.10% 3/1/25	EUR	319,378	410,608
0.10% 3/1/28	EUR	653,322	873,307
144A 1.80% 7/25/40 #	EUR	146,565	281,165
3.15% 7/25/32	EUR	158,224	293,973
			1,859,053
Germany – 0.69%
Deutsche Bundesrepublik Inflation Linked Bond
0.10% 4/15/26	EUR	601,513	797,569
			797,569
Italy – 1.47%
Italy Buoni Poliennali Del Tesoro
0.10% 5/15/23	EUR	1,020,426	1,268,075
144A 3.10% 9/15/26 #	EUR	298,134	441,766
			1,709,841
Japan – 0.35%
Japanese Government CPI Linked Bond 0.10%
3/10/29	JPY	44,030,360	408,033
			408,033
Spain – 0.61%
Spain Government Inflation Linked Bond 0.15%
11/30/23	EUR	555,246	705,068
			705,068
United Kingdom – 4.66%
United Kingdom Gilt Inflation Linked
0.125% 3/22/44	GBP	627,599	1,434,317
0.125% 3/22/58	GBP	198,963	589,087
0.125% 3/22/68	GBP	125,655	469,603
0.25% 3/22/52	GBP	331,403	900,048
1.125% 11/22/37	GBP	386,388	908,180
1.25% 11/22/32	GBP	527,566	1,098,955
			5,400,190
Total Sovereign Bonds (cost $11,312,525)			12,050,025

9

Schedule of investments
Delaware Global Listed Real Assets Fund

	Principal amount°	Value (US $)
US Treasury Obligations – 4.83%
US Treasury Inflation Indexed Bonds
0.125% 2/15/51	368,734	$380,078
1.375% 2/15/44	343,073	455,758
US Treasury Inflation Indexed Notes
0.125% 10/15/25	2,794,661	3,070,919
0.125% 1/15/31	1,552,923	1,696,028
Total US Treasury Obligations (cost $5,522,470)		5,602,783

	Number of shares
Common Stock – 61.81%
Communication Services – 1.07%
Vantage Towers †	39,887	1,235,299
		1,235,299
Consumer Staples – 1.82%
Archer-Daniels-Midland	8,121	512,679
Bunge	14,668	1,238,272
Sanderson Farms	2,217	364,763
		2,115,714
Energy – 9.26%
Cameco	13,222	222,262
Chevron	7,465	769,418
Cimarex Energy	7,454	493,455
Denbury †	28,752	1,564,396
Enbridge	30,649	1,182,174
EQT †	37,988	725,571
Equinor ADR	32,922	667,329
Kimbell Royalty Partners	37,660	405,222
Par Pacific Holdings †	18,769	285,101
Schlumberger	38,447	1,039,991
Suncor Energy	44,683	955,714
TC Energy	24,074	1,191,018
Valero Energy	16,739	1,238,016
		10,739,667
Financials – 1.30%
Peridot Acquisition Class A †	22,238	227,717
Rice Acquisition Class A †	23,532	360,040
Uranium Participation †	211,227	922,824
		1,510,581
Industrials – 9.82%
ALEATICA	1,027,075	1,039,396
Arcosa	15,070	908,570

10

	Number of shares	Value (US $)
Common Stock (continued)
Industrials (continued)
Atlantia †	60,162	$1,172,871
Atlas Arteria	254,722	1,180,586
East Japan Railway	17,400	1,191,685
Enav 144A #	247,640	1,149,369
Sacyr	419,969	1,163,431
Sunrun †	2,463	120,687
Sydney Airport †	164,397	781,809
TPI Composites †	6,709	356,583
Transurban Group	105,165	1,146,748
Vinci	10,772	1,182,009
		11,393,744
Materials – 6.89%
Acadian Timber	26,070	430,558
Air Products and Chemicals	2,191	632,060
Barrick Gold	35,413	754,559
CF Industries Holdings	16,473	801,082
Domtar †	11,059	435,946
FMC	2,060	243,574
Hudbay Minerals	115,425	862,225
Louisiana-Pacific	5,343	351,997
Newmont	17,479	1,090,864
Nutrien	18,505	1,021,291
Steel Dynamics	10,604	574,949
West Fraser Timber	4,643	358,476
Wheaton Precious Metals	10,530	435,100
		7,992,681
Real Estate Operating Companies/Developer – 2.71%
Castellum	12,920	314,629
CK Asset Holdings	53,000	331,813
Grainger	45,876	181,105
Hang Lung Properties	60,000	163,693
Kojamo	11,721	253,831
Mitsubishi Estate	27,500	452,620
Mitsui Fudosan	11,100	241,306
New World Development	24,031	127,164
Nyfosa	19,440	233,865
Sun Hung Kai Properties	25,500	383,580
TAG Immobilien	4,648	143,745
Tokyo Tatemono	9,096	134,669
Wihlborgs Fastigheter	9,090	185,819
		3,147,839

11

Schedule of investments
Delaware Global Listed Real Assets Fund

	Number of shares	Value (US $)
Common Stock (continued)
REIT Diversified – 2.12%
Activia Properties	69	$318,168
Ascendas Real Estate Investment Trust	48,935	114,034
Charter Hall Group	13,210	142,698
Fastighets Balder Class B †	4,094	235,888
Inmobiliaria Colonial Socimi	4,627	46,939
Mapletree Logistics Trust	161,200	240,613
NIPPON REIT Investment	69	267,743
Weyerhaeuser	28,094	1,089,204
		2,455,287
REIT Healthcare – 1.78%
Alexandria Real Estate Equities	3,220	583,142
Assura	154,767	159,326
Healthcare Realty Trust	7,790	250,526
Healthpeak Properties	7,348	252,330
Omega Healthcare Investors	5,111	194,218
Sabra Health Care REIT	13,023	236,628
Welltower	5,188	389,256
		2,065,426
REIT Hotel – 0.47%
Host Hotels & Resorts †	7,777	141,230
VICI Properties	12,585	398,945
		540,175
REIT Industrial – 2.83%
Americold Realty Trust	2,773	112,001
Duke Realty	4,805	223,529
GLP J-REIT	166	278,262
Goodman Group	9,585	139,774
Granite Real Estate Investment Trust	4,207	269,332
Industrial & Infrastructure Fund Investment	125	226,340
Mapletree Industrial Trust	105,800	224,454
Prologis	9,408	1,096,314
Rexford Industrial Realty	5,208	289,304
Segro	16,825	233,743
Tritax Big Box REIT	73,221	192,412
		3,285,465
REIT Information Technology – 0.91%
American Tower	999	254,515
Digital Realty Trust	3,507	541,165
Equinix	241	173,703

12

	Number of shares	Value (US $)
Common Stock (continued)
REIT Information Technology (continued)
SBA Communications	295	$88,418
		1,057,801
REIT Mall – 0.75%
Simon Property Group	7,109	865,450
		865,450
REIT Manufactured Housing – 0.82%
Equity LifeStyle Properties	6,157	427,296
Sun Communities	3,114	519,508
		946,804
REIT Multifamily – 2.95%
Apartment Income REIT	3,568	161,095
Apartment Investment and Management Class A	3,568	24,762
AvalonBay Communities	2,881	553,152
Camden Property Trust	853	102,769
Daiwa Securities Living Investments	204	209,358
Deutsche Wohnen	5,561	300,843
Equity Residential	6,926	514,117
Essex Property Trust	1,805	524,389
Killam Apartment Real Estate Investment Trust	7,013	108,063
UDR	4,160	193,232
Vonovia	11,158	733,133
		3,424,913
REIT Office – 1.97%
Boston Properties	2,687	293,823
Cousins Properties	4,552	166,922
Daiwa Office Investment	25	180,655
Equity Commonwealth	7,097	204,394
Highwoods Properties	6,036	270,352
Hudson Pacific Properties	7,650	215,042
Kilroy Realty	6,386	437,696
Piedmont Office Realty Trust Class A	9,956	185,381
SL Green Realty	4,525	334,895
		2,289,160
REIT Retail – 0.46%
Japan Metropolitan Fund Invest	286	281,842
Link REIT	27,200	256,580
		538,422
REIT Self-Storage – 0.66%
Extra Space Storage	3,724	553,722

13

Schedule of investments
Delaware Global Listed Real Assets Fund

	Number of shares	Value (US $)
Common Stock (continued)
REIT Self-Storage (continued)
Public Storage	732	$205,809
		759,531
REIT Shopping Center – 0.30%
Federal Realty Investment Trust	1,030	116,225
Regency Centers	2,024	128,848
SITE Centers	7,036	103,781
		348,854
REIT Single Tenant – 0.44%
Four Corners Property Trust	6,869	198,308
Spirit Realty Capital	6,445	306,395
		504,703
REIT Specialty – 1.03%
Civitas Social Housing	113,646	179,171
Innovative Industrial Properties	1,717	314,434
Invitation Homes	15,436	541,186
Waypoint REIT	80,627	154,950
		1,189,741
Utilities – 11.45%
APA Group	86,126	665,439
Atmos Energy	11,263	1,166,734
Hydro One 144A #	46,168	1,106,920
Infraestructura Energetica Nova †	269,772	1,158,620
National Grid	92,079	1,160,707
PPL	39,667	1,155,500
Sempra Energy	8,175	1,124,635
Severn Trent	34,462	1,179,645
Snam	198,503	1,116,988
Spark Infrastructure Group	673,110	1,136,823
Terna Rete Elettrica Nazionale	156,213	1,151,517
United Utilities Group	86,482	1,156,766
		13,280,294
Total Common Stock (cost $59,084,545)		71,687,551

Master Limited Partnerships – 1.09%
Black Stone Minerals	55,222	567,130
Enviva Partners	14,107	694,770
Total Master Limited Partnerships (cost $946,008)		1,261,900

14

	Number of shares	Value (US $)
Short-Term Investments – 2.43%
Money Market Mutual Funds – 2.43%
BlackRock FedFund – Institutional Shares
(seven-day effective yield 0.03%)	703,183	$703,183
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield
0.01%)	703,183	703,183
GS Financial Square Government Fund –
Institutional Shares (seven-day effective yield
0.03%)	703,183	703,183
Morgan Stanley Government Portfolio – Institutional
Share Class (seven-day effective yield 0.00%)	703,183	703,183
Total Short-Term Investments (cost $2,812,732)		2,812,732
Total Value of Securities–99.93%
(cost $101,480,625)		$115,900,952

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2021, the aggregate value of Rule 144A securities was $12,892,501, which represents 11.12% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
>>	PIK. 100% of the income received was in the form of principal.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Δ	Securities have been classified by country of origin.
†	Non-income producing security.

Unfunded Loan Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a

15

Schedule of investments
Delaware Global Listed Real Assets Fund

commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at April 30, 2021:

				Unrealized
	Principal			Appreciation
Borrower	Amount	Commitment	Value	(Depreciation)
Frontier Communications TBD 10/8/27	$188,887	$186,998	$188,179	$1,181

The following foreign currency exchange contracts and futures contracts were outstanding at April 30, 2021:1

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BNYM	EUR	(82,667)	USD	99,399	5/4/21	$5	$—
BNYM	EUR	68,316	USD	(82,144)	5/4/21	—	(4)
CITI	CAD	(30,000)	USD	23,936	6/18/21	—	(474)
CITI	EUR	(11,000)	USD	12,978	6/18/21	—	(260)
JPMCB	AUD	(342,318)	USD	261,509	6/18/21	—	(2,257)
JPMCB	CAD	(938,840)	USD	748,957	6/18/21	—	(14,940)
JPMCB	EUR	(4,215,746)	USD	4,975,091	6/18/21	—	(98,583)
JPMCB	GBP	(3,877,504)	USD	5,384,387	6/18/21	28,619	—
JPMCB	JPY	(44,289,697)	USD	401,322	6/18/21	—	(4,096)
Total Foreign Currency Exchange Contracts						$28,624	$(120,614)

Futures Contracts
Exchange-Traded

							Variation
							Margin
			Notional		Value/	Value/	Due from
		Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation	Brokers
	US Treasury 5 yr
17	Notes	$2,106,937	$2,105,649	6/30/21	$1,288	$—	$664
	US Treasury
(3)	Ultra Bonds	(557,719)	(555,742)	6/21/21	—	(1,977)	(937)
Total Futures Contracts			$1,549,907		$1,288	$(1,977)	$(273)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.

1  See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt
BNYM – Bank of New York Mellon

16

Summary of abbreviations: (continued)

CITI – Citigroup
CPI – Consumer Price Index
DAC – Designated Activity Company
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPMCB – JPMorgan Chase Bank
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
OAT – Obligations Assimilables du Tresor
PIK – Payment-in-kind
REIT – Real Estate Investment Trust
TBD – To be determined
yr – Year

Summary of currencies:

AUD – Australian Dollar
CAD – Canadian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

17

Statement of assets and liabilities
Delaware Global Listed Real Assets Fund	April 30, 2021 (Unaudited)

Assets:
Investments, at value*	$115,900,952
Cash	93,163
Cash collateral due from brokers	13,587
Dividends and interest receivable	357,445
Receivable for securities sold	99,387
Receivable for fund shares sold	43,058
Unrealized appreciation on foreign currency exchange contracts	28,624
Foreign tax reclaims receivable	21,677
Total Assets	116,557,893
Liabilities:
Payable for fund shares redeemed	185,313
Unrealized depreciation on foreign currency exchange contracts	120,614
Payable for securities purchased	80,954
Investment management fees payable to affiliates	59,563
Other accrued expenses	27,584
Dividend disbursing and transfer agent fees and expenses payable to
non-affiliates	23,711
Reports and statements to shareholders expenses payable to non-affiliates	21,371
Accounting and administration fees payable to non-affiliates	18,349
Audit and tax fees payable	18,190
Distribution fees payable to affiliates	12,208
Dividend disbursing and transfer agent fees and expenses payable to affiliates	789
Accounting and administration expenses payable to affiliates	645
Trustees’ fees and expenses payable to affiliates	314
Variation margin due to broker on future contracts	273
Legal fees payable to affiliates	180
Reports and statements to shareholders expenses payable to affiliates	121
Total Liabilities	570,179
Total Net Assets	$115,987,714

Net Assets Consist of:
Paid-in capital	$103,444,418
Total distributable earnings (loss)	12,543,296
Total Net Assets	$115,987,714

18

Net Asset Value

Class A:
Net assets	$44,035,763
Shares of beneficial interest outstanding, unlimited authorization, no par	3,171,409
Net asset value per share	$13.89
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$14.74

Class C:
Net assets	$1,691,152
Shares of beneficial interest outstanding, unlimited authorization, no par	122,183
Net asset value per share	$13.84

Class R:
Net assets	$4,384,332
Shares of beneficial interest outstanding, unlimited authorization, no par	316,219
Net asset value per share	$13.86

Institutional Class:
Net assets	$58,080,495
Shares of beneficial interest outstanding, unlimited authorization, no par	4,161,777
Net asset value per share	$13.96

Class R6:
Net assets	$7,795,972
Shares of beneficial interest outstanding, unlimited authorization, no par	559,640
Net asset value per share	$13.93
____________________
*Investments, at cost	$101,480,625

See accompanying notes, which are an integral part of the financial statements.

19

Statement of operations
Delaware Global Listed Real Assets Fund	Six months ended April 30, 2021 (Unaudited)

Investment Income:
Dividends	$1,125,139
Interest	492,056
Foreign tax withheld	(65,084)
1,552,111

Expenses:
Management fees	400,709
Distribution expenses – Class A	52,719
Distribution expenses – Class C	10,476
Distribution expenses – Class R	10,908
Dividend disbursing and transfer agent fees and expenses	65,465
Registration fees	47,519
Accounting and administration expenses	27,648
Reports and statements to shareholders expenses	26,795
Audit and tax fees	19,106
Custodian fees	11,401
Legal fees	10,408
Trustees’ fees and expenses	2,760
Other	20,235
706,149
Less expenses waived	(53,291)
Less expenses paid indirectly	(78)
Total operating expenses	652,780
Net Investment Income	899,331

20

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$5,717,164
Foreign currencies	187,637
Foreign currency exchange contracts	(352,480)
Futures contracts	(51,000)
Options written	742
Options purchased	(1,083)
Net realized gain	5,500,980

Net change in unrealized appreciation (depreciation) of:
Investments	15,012,211
Foreign currencies	(343)
Foreign currency exchange contracts	(118,041)
Futures contracts	(689)
Net change in unrealized appreciation (depreciation)	14,893,138
Net Realized and Unrealized Gain	20,394,118
Net Increase in Net Assets Resulting from Operations	$21,293,449

See accompanying notes, which are an integral part of the financial statements.

21

Statements of changes in net assets
Delaware Global Listed Real Assets Fund

	Six months
	ended
	4/30/21	Year ended
	(Unaudited)	10/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$899,331	$1,769,540
Net realized gain (loss)	5,500,980	(7,440,479)
Net change in unrealized appreciation (depreciation)	14,893,138	(3,246,471)
Net increase (decrease) in net assets resulting from
operations	21,293,449	(8,917,410)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(244,345)	(1,745,688)
Class C	(3,647)	(118,337)
Class R	(20,312)	(166,430)
Institutional Class	(346,736)	(1,899,985)
Class R6	(54,862)	(199,625)
	(669,902)	(4,130,065)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,664,803	2,295,906
Class C	87,764	148,905
Class R	209,563	680,867
Institutional Class	9,926,076	57,798,443
Class R6	76,135	2,483,801

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	235,264	1,721,119
Class C	3,632	114,957
Class R	20,311	166,429
Institutional Class	346,115	1,894,914
Class R6	35,673	190,525
	12,605,336	67,495,866

22

	Six months ended 4/30/21 (Unaudited)	Year ended 10/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(4,873,941)	$(10,576,342)
Class C	(1,129,413)	(1,605,277)
Class R	(839,226)	(1,100,917)
Institutional Class	(8,781,590)	(19,767,429)
Class R6	(314,979)	(898,258)
	(15,939,149)	(33,948,223)
Increase (decrease) in net assets derived from capital share
transactions	(3,333,813)	33,547,643
Net Increase in Net Assets	17,289,734	20,500,168
Net Assets:
Beginning of period	98,697,980	78,197,812
End of period	$115,987,714	$98,697,980

See accompanying notes, which are an integral part of the financial statements.

23

Financial highlights
Delaware Global Listed Real Assets Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Net asset value, end of period
Total return[4]
Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Prior to the close of business on August 19, 2019, the Fund invested primarily in securities of companies principally engaged in the real estate industry. Since the close of business on August 19, 2019, the Fund has been repositioned to invest primarily in listed real assets securities (Repositioning). The historical returns prior to that time do not reflect the Repositioning.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

24

Six months ended 4/30/21[1] (Unaudited)	Year ended
	10/31/20		10/31/19[2]	10/31/18		10/31/17	10/31/16
$11.43	$12.88		$10.87	$11.36		$14.28	$15.54

0.10	0.19		0.14	0.19		0.08	0.18
2.44	(1.18)		2.07	(0.21)		0.03	0.41
2.54	(0.99)		2.21	(0.02)		0.11	0.59

(0.08)	(0.14)		(0.20)	(0.16)		(0.21)	(0.24)
—	(0.32)		—	(0.26)		(2.82)	(1.61)
—	—		—	(0.05)		—	—
(0.08)	(0.46)		(0.20)	(0.47)		(3.03)	(1.85)
$13.89	$11.43		$12.88	$10.87		$11.36	$14.28
22.22% [5]	(7.86%	)[5]	20.55% [5]	(0.26%	)[5]	0.90%	4.24%

$44,036	$38,879		$51,133	$50,627		$65,824	$86,129
1.34%	1.37%		1.42%	1.39%		1.44%	1.33%
1.44%	1.57%		1.58%	1.41%		1.44%	1.33%
1.57%	1.62%		1.21%	1.76%		0.71%	1.24%
1.47%	1.42%		1.05%	1.74%		0.71%	1.24%
32%	84%		125%	120%		145%	111%

25

Financial highlights
Delaware Global Listed Real Assets Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Net asset value, end of period
Total return[5]
Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Prior to the close of business on August 19, 2019, the Fund invested primarily in securities of companies principally engaged in the real estate industry. Since the close of business on August 19, 2019, the Fund has been repositioned to invest primarily in listed real assets securities (Repositioning). The historical returns prior to that time do not reflect the Repositioning.
[3]	The average shares outstanding have been applied for per share information.
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[6]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

26

Six months ended 4/30/21[1] (Unaudited)	Year ended
	10/31/20		10/31/19[2]	10/31/18		10/31/17		10/31/16
$11.39	$12.85		$10.85	$11.31		$14.24		$15.50

0.05	0.10		0.05	0.11		—	[4]	0.07
2.42	(1.17)		2.07	(0.21)		0.02		0.42
2.47	(1.07)		2.12	(0.10)		0.02		0.49

(0.02)	(0.07)		(0.12)	(0.05)		(0.13)		(0.14)
—	(0.32)		—	(0.26)		(2.82)		(1.61)
—	—		—	(0.05)		—		—
(0.02)	(0.39)		(0.12)	(0.36)		(2.95)		(1.75)
$13.84	$11.39		$12.85	$10.85		$11.31		$14.24
21.70% [6]	(8.55%	)[6]	19.64% [6]	(0.99%	)[6]	0.13%		3.53%

$1,691	$2,302		$4,082	$4,810		$13,331		$20,598
2.09%	2.12%		2.17%	2.14%		2.19%		2.08%
2.19%	2.32%		2.33%	2.16%		2.19%		2.08%
0.82%	0.87%		0.46%	1.01%		(0.04%	)	0.49%

0.72%	0.67%		0.30%	0.99%		(0.04%	)	0.49%
32%	84%		125%	120%		145%		111%

27

Financial highlights
Delaware Global Listed Real Assets Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Net asset value, end of period
Total return[4]
Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Prior to the close of business on August 19, 2019, the Fund invested primarily in securities of companies principally engaged in the real estate industry. Since the close of business on August 19, 2019, the Fund has been repositioned to invest primarily in listed real assets securities (Repositioning). The historical returns prior to that time do not reflect the Repositioning.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

28

Six months ended
4/30/21[1]	Year ended
(Unaudited)	10/31/20		10/31/19[2]	10/31/18		10/31/17	10/31/16
$11.41	$12.87		$10.86	$11.35		$14.27	$15.53

0.08	0.16		0.11	0.17		0.05	0.15
2.43	(1.18)		2.07	(0.22)		0.04	0.41
2.51	(1.02)		2.18	(0.05)		0.09	0.56

(0.06)	(0.12)		(0.17)	(0.13)		(0.19)	(0.21)
—	(0.32)		—	(0.26)		(2.82)	(1.61)
—	—		—	(0.05)		—	—
(0.06)	(0.44)		(0.17)	(0.44)		(3.01)	(1.82)
$13.86	$11.41		$12.87	$10.86		$11.35	$14.27
22.03% [5]	(8.14%	)[5]	20.30% [5]	(0.54%	)[5]	0.66%	4.00%

$4,384	$4,149		$4,966	$4,934		$7,885	$12,573
1.59%	1.62%		1.67%	1.64%		1.69%	1.58%
1.69%	1.82%		1.83%	1.66%		1.69%	1.58%
1.32%	1.37%		0.96%	1.51%		0.46%	0.99%

1.22%	1.17%		0.80%	1.49%		0.46%	0.99%
32%	84%		125%	120%		145%	111%

29

Financial highlights
Delaware Global Listed Real Assets Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period
Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Net asset value, end of period
Total return[5]
Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Prior to the close of business on August 19, 2019, the Fund invested primarily in securities of companies principally engaged in the real estate industry. Since the close of business on August 19, 2019, the Fund has been repositioned to invest primarily in listed real assets securities (Repositioning). The historical returns prior to that time do not reflect the Repositioning.
[3]	The average shares outstanding have been applied for per share information.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[6]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

30

Six months ended
4/30/21[1]	Year ended
(Unaudited)	10/31/20		10/31/19[2]	10/31/18		10/31/17	10/31/16
$11.49	$12.94		$10.91	$11.41		$14.33	$15.57

0.12	0.22		0.17	0.22		0.12	0.21
2.44	(1.19)		2.09	(0.22)		0.02	0.44
2.56	(0.97)		2.26	—	[4]	0.14	0.65

(0.09)	(0.16)		(0.23)	(0.19)		(0.24)	(0.28)
—	(0.32)		—	(0.26)		(2.82)	(1.61)
—	—		—	(0.05)		—	—
(0.09)	(0.48)		(0.23)	(0.50)		(3.06)	(1.89)
$13.96	$11.49		$12.94	$10.91		$11.41	$14.33
22.34% [6]	(7.63%	)[6]	20.94% [6]	(0.08%	)[6]	1.14%	4.60%

$58,081	$46,769		$12,621	$13,741		$16,988	$38,720
1.09%	1.12%		1.17%	1.14%		1.19%	1.08%
1.19%	1.32%		1.33%	1.16%		1.19%	1.08%
1.82%	1.87%		1.46%	2.01%		0.96%	1.49%
1.72%	1.67%		1.30%	1.99%		0.96%	1.49%
32%	84%		125%	120%		145%	111%

31

Financial highlights
Delaware Global Listed Real Assets Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[4]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Net asset value, end of period
Total return[5]
Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Prior to the close of business on August 19, 2019, the Fund invested primarily in securities of companies principally engaged in the real estate industry. Since the close of business on August 19, 2019, the Fund has been repositioned to invest primarily in listed real assets securities (Repositioning). The historical returns prior to that time do not reflect the Repositioning.
[4]	The average shares outstanding have been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[6]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[8]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

32

Six months ended						8/31/16[1]
4/30/21[2]	Year ended					to
(Unaudited)	10/31/20		10/31/19[3]	10/31/18	10/31/17	10/31/16
$11.47	$12.91		$10.89	$11.41	$14.33	$15.43

0.12	0.23		0.18	0.24	0.13	0.29
2.44	(1.18)		2.08	(0.23)	0.03	(1.33)
2.56	(0.95)		2.26	0.01	0.16	(1.04)

(0.10)	(0.17)		(0.24)	(0.22)	(0.26)	(0.06)
—	(0.32)		—	(0.26)	(2.82)	—
—	—		—	(0.05)	—	—
(0.10)	(0.49)		(0.24)	(0.53)	(3.08)	(0.06)
$13.93	$11.47		$12.91	$10.89	$11.41	$14.33
22.35% [6]	(7.51%	)[6]	21.00% [6]	0.09% [6]	1.28%	(6.79% )

$7,796	$6,599		$5,396	$4,876	$21,155	$2
1.00%	1.02%		1.07%	1.01%	1.04%	0.93%
1.09%	1.22%		1.23%	1.03%	1.04%	0.93%
1.91%	1.97%		1.56%	2.14%	1.11%	1.97%
1.82%	1.77%		1.40%	2.12%	1.11%	1.97%
32%	84%		125%	120%	145%	111% [8]

33

Notes to financial statements
Delaware Global Listed Real Assets Fund	April 30, 2021 (Unaudited)

Delaware Global Listed Real Assets Fund (Fund) is a series of Delaware Pooled® Trust (Trust), which is organized as a Delaware statutory trust. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1,000,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares purchased prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (“Limited CDSC”) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year; and for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries. This report contains information relating only to Delaware Global Listed Real Assets Fund. All other series of Delaware Pooled Trust, the Macquarie Institutional Portfolios, are included in a separate report.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Open-end investment companies are valued at their published net asset

34

value (NAV). Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended April 30, 2021 and for all open tax years (years ended October 31, 2017–October 31, 2020), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests in that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended April 30, 2021, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from

35

Notes to financial statements
Delaware Global Listed Real Assets Fund

1. Significant Accounting Policies (continued)

changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer, which are estimated. Distributions received from investments in limited partnerships are recorded as return of capital on investments on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended April 30, 2021.

36

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended April 30, 2021, the Fund earned $78 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed 1.08% of the Fund’s average daily net assets for all share classes other than Class R6 from February 26, 2021 through April 30, 2021 and 1.00% of the Fund’s average daily net assets of the Class R6 shares from November 1, 2020 through April 30, 2021.* From November 1, 2020 through February 25, 2021 the waiver was 1.15% for all share classes other than Class R6. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Board and DMC. These waivers and reimbursements may be terminated only by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK) is primarily responsible for the day-to-day management of the Fund’s portfolio and determines its asset allocation. For these services, DMC, not the Fund, pays MIMAK a fee, which is 0.18% of the average daily net assets of the Fund.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Fund equity security trades on its behalf. DMC may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

DMC may seek investment advice and recommendations from its affiliates Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute security trades for the Fund on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be

37

Notes to financial statements
Delaware Global Listed Real Assets Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended April 30, 2021, the Fund was charged $3,769 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended April 30, 2021, the Fund was charged $4,536 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended April 30, 2021, the Fund was charged $5,107 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended April 30, 2021, DDLP earned $823 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2021, DDLP received gross CDSC commissions of

38

$6 on redemptions of the Fund’s Class A shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.
____________________

*	The aggregate contractual waiver period covering this report is from February 28, 2020 through March 1, 2022.

3. Investments

For the six months ended April 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$26,741,653
Purchases of US government securities	6,883,214
Sales other than US government securities	33,653,661
Sales of US government securities	5,389,601

At April 30, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$101,491,447
Aggregate unrealized appreciation of investments and derivatives	$15,352,425
Aggregate unrealized depreciation of investments and derivatives	(1,035,599)
Net unrealized appreciation of investments and derivatives	$14,316,826

At October 31, 2020, capital loss carryforwards available to offset future realized capital gains were as follows:

Loss carryforward character
Short-term	Long-term	Total
$5,537,818	$1,049,870	$6,587,688

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon

39

Notes to financial statements
Delaware Global Listed Real Assets Fund

3. Investments (continued)

the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 -	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 -	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 -	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2021:

	Level 1	Level 2	Total
Securities
Assets:
Common Stock
Communication Services	$1,235,299	$—	$1,235,299
Consumer Staples	2,115,714	—	2,115,714
Energy	10,739,667	—	10,739,667

40

	Level 1	Level 2	Total
Financials	$1,510,581	$—	$1,510,581
Industrials	2,425,236	8,968,508	11,393,744
Materials	7,992,681	—	7,992,681
Real Estate Operating Companies/Developer	—	3,147,839	3,147,839
REIT Diversified	1,089,204	1,366,083	2,455,287
REIT Healthcare	1,906,100	159,326	2,065,426
REIT Hotel	540,175	—	540,175
REIT Industrial	2,268,742	1,016,723	3,285,465
REIT Information Technology	1,057,801	—	1,057,801
REIT Mall	865,450	—	865,450
REIT Manufactured Housing	946,804	—	946,804
REIT Multifamily	2,181,579	1,243,334	3,424,913
REIT Office	2,108,505	180,655	2,289,160
REIT Retail	—	538,422	538,422
REIT Self-Storage	759,531	—	759,531
REIT Shopping Center	348,854	—	348,854
REIT Single Tenant	504,703	—	504,703
REIT Specialty	855,620	334,121	1,189,741
Utilities	5,712,409	7,567,885	13,280,294
Convertible Bond	—	59,241	59,241
Corporate Bonds	—	16,550,718	16,550,718
Loan Agreements	—	3,447,727	3,447,727
Master Limited Partnerships	1,261,900	—	1,261,900
Non-Agency Commercial Mortgage-Backed Securities	—	2,428,275	2,428,275
Sovereign Bonds	—	12,050,025	12,050,025
US Treasury Obligations	—	5,602,783	5,602,783
Short-Term Investments	2,812,732	—	2,812,732
Total Value of Securities	$51,239,287	$64,661,665	$115,900,952

Derivatives[1]
Assets:
Futures Contracts	$1,288	$—	$1,288
Foreign Currency Exchange Contracts	—	28,624	28,624
Liabilities:
Foreign Currency Exchange Contracts	$—	$(120,614)	$(120,614)
Futures Contracts	(1,977)	—	(1,977)

[1]	Foreign currency exchange contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

41

Notes to financial statements
Delaware Global Listed Real Assets Fund

3. Investments (continued)

During the six months ended April 30, 2021, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. During the six months ended April 30, 2021, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	4/30/21	10/31/20
Shares sold:
Class A	127,288	194,483
Class C	6,690	12,696
Class R	16,170	56,811
Institutional Class	742,278	4,639,833
Class R6	5,812	215,919

Shares issued upon reinvestment of dividends and distributions:
Class A	18,086	142,428
Class C	285	9,310
Class R	1,565	13,696
Institutional Class	26,478	156,940
Class R6	2,734	15,880
	947,386	5,457,996

Shares redeemed:
Class A	(375,400)	(905,111)
Class C	(86,952)	(137,516)
Class R	(64,991)	(92,886)
Institutional Class	(678,284)	(1,700,957)
Class R6	(24,384)	(74,264)
	(1,230,011)	(2,910,734)
Net increase (decrease)	(282,625)	2,547,262

42

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended April 30, 2021 and the year ended October 31, 2020, the Fund had the following exchange transactions.

	Exchange Redemptions		Exchange Subscriptions
				Institutional
	Class A	Class C	Class A	Class	Class R6
	Shares	Shares	Shares	Shares	Shares	Value
Six months ended
4/30/21	11,701	8,264	8,239	11,519	120	$256,645
Year ended
10/31/20	7,530	5,831	5,109	8,190	—	155,178

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $275,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on November 2, 2020.

On November 2, 2020, the Fund, along with the other Participants entered into an amendment to the Agreement for an amount of $225,000,000 to be used as described above. It operates in substantially the same manner as the original Agreement with the addition of an upfront fee of 0.05%, which was allocated across the Participants. The line of credit available under the Agreement expires on November 1, 2021.

The Fund had no amounts outstanding as of April 30, 2021, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is

43

Notes to financial statements
Delaware Global Listed Real Assets Fund

6. Derivatives (continued)

recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended April 30, 2021, the Fund entered into foreign currency exchange contracts to fix the US dollar value of a security between trade date and settlement date and to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to increase/decrease exposure to foreign currencies.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At April 30, 2020, the Fund posted $13,587 in cash as collateral for open futures contracts, which is presented as “Cash collateral due from broker” on the “Statement of assets and liabilities.”

44

During the six months ended April 30, 2021, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts — The Fund may enter into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. No options contracts were outstanding at April 30, 2021.

During the six months ended April 30, 2021, the Fund used options contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions.

Fair values of derivative instruments as of April 30, 2021 were as follows:

	Asset Derivatives Fair Value
		Interest
Statement of Assets and	Currency	Rate
Liabilities Location	Contracts	Contracts	Total
Unrealized appreciation of
foreign currency
exchange contracts	$28,624	$—	$28,624
Variation margin due from
broker on futures
contracts*	—	1,288	1,288
Total	$28,624	$1,288	$29,912
*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through April 30, 2021. Only current day variation margin is reported on Delaware Global Listed Real Assets Fund’s “Statements of assets and liabilities.”

45

Notes to financial statements
Delaware Global Listed Real Assets Fund

6. Derivatives (continued)

	Liability Derivatives Fair
	Value
		Interest
Statement of Assets and	Currency	Rate
Liabilities Location	Contracts	Contracts	Total
Unrealized depreciation on
foreign currency
exchange contracts	$(120,614)	$—	$(120,614)
Variation margin due from
broker on futures
contracts*	—	(1,977)	(1,977)
Total	$(120,614)	$(1,977)	$(122,591)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through April 30, 2021. Only current day variation margin is reported on Delaware Global Listed Real Assets Fund’s “Statements of assets and liabilities.”

The effect of derivative instruments on the “Statement of operations” for the six months ended April 30, 2021 was as follows:

	Net Realized Gain (Loss) on:
	Foreign
	Currency
	Exchange	Futures	Options	Options
	Contracts	Contracts	Purchased	Written	Total
Currency
contracts	$(352,480)	$—	$—	$—	$(352,480)
Interest rate
contracts	—	(51,000)	—	—	(51,000)
Equity
contracts	—	—	(1,083)	742	(341)
Total	$(352,480)	$(51,000)	$(1,083)	$742	$(403,821)

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign
	Currency
	Exchange	Futures
	Contracts	Contracts	Total
Currency
contracts	$(118,041)	$—	$(118,041)
Interest rate
contracts	—	(689)	(689)
Total	$(118,041)	$(689)	$(118,730)

46

The table below summarizes the average balance of derivative holdings by the Fund during the six months ended April 30, 2021:

	Long Derivative	Short Derivative
	Volume	Volume
Foreign currency exchange contracts (average notional value)	$94,338	$9,754,506
Futures contracts (average notional value)	604,280	81,230
Options contracts (average notional value)	34	36

7. Offsetting

The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

47

Notes to financial statements
Delaware Global Listed Real Assets Fund

7. Offsetting (continued)

At April 30, 2021, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Gross Value of	Gross Value of
Counterparty	Derivative Asset	Derivative Liability	Net Position
Bank of New York Mellon	$5	$(4)	$1
Citigroup	—	(734)	(734)
JPMorgan Chase Bank	28,619	(119,876)	(91,257)
Total	$28,624	$(120,614)	$(91,990)

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral
Counterparty	Net Position	Collateral Received	Received(a)	Collateral Pledged	Pledged	Net Exposure(b)
Bank of New
York Mellon	$1	$—	$—	$—	$—	$1
Citigroup	(734)	—	—	—	—	(734)
JPMorgan Chase
Bank	(91,257)	—	—	—	—	(91,257)
Total	$(91,990)	$—	$—	$—	$—	$(91,990)

(a)	The value of the related collateral exceeded the value of the derivatives as of April 30, 2021 as applicable.
(b)	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

48

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended April 30, 2021, the Fund had no securities out on loan.

9. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Fund’s performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

49

Notes to financial statements
Delaware Global Listed Real Assets Fund

9. Credit and Market Risk (continued)

The value of the Fund’s shares will be affected by factors particular to real estate, infrastructure, natural resources, and inflation-linked securities and related industries or sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of industries.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. The Fund also invests in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships).

The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and economic health, political, international regulatory, and other developments. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The investment team does not plan to always implement exposure to commodities in the Fund, however, they will consider holding commodity ETFs in market scenarios where inflation is running higher than normal and their asset allocation model signals for additional commodity exposure. In addition, the Fund may use futures and options on commodities for a variety of purposes such as hedging against adverse changes in the market prices of securities, as a substitute for purchasing or selling securities, to increase the Fund’s return as a non-hedging strategy that may be considered speculative and to manage the Fund’s portfolio characteristics.

The use of forward foreign currency contracts may substantially change a fund’s exposure to currency exchange rates and could result in losses to a fund if currencies do not perform as the portfolio manager expects. The use of these investments as a hedging technique to reduce a fund’s exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

Investments related to gold and other precious metals are considered speculative and are affected by a variety of worldwide economic, financial, and political factors. The price of gold and other precious metals may fluctuate sharply over short periods of time due to changes in inflation or expectations regarding inflation in various countries, the availability of supplies of gold and other precious metals, changes in industrial and commercial demand, gold and other precious metals sales by governments, central banks, or international agencies, investment speculation, monetary and other economic policies of various governments, and government restrictions on private ownership of gold and other precious metals.

Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, and other factors.

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Some of the specific risks that infrastructure companies may be particularly affected by, or subject to, include the following: regulatory risk, technology risk, regional or geographic risk, natural disasters risk, through-put risk, project risk, strategic asset risk, operation risk, customer risk, interest rate risk, inflation risk, and financing risk. Other factors that may affect the operations of infrastructure companies include difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, inexperience with and potential losses resulting from a developing deregulatory environment, increased susceptibility to terrorist acts or political actions, and general changes in market sentiment towards infrastructure assets. In addition, the change in presidential administration could significantly impact the regulation of United States financial markets and dramatically alter existing trade, tax, energy, and infrastructure policies, among others. It is not possible to predict what, if any, changes will be made or their potential effect on the economy, securities markets, or financial stability of the United States, or on the energy, natural resources, infrastructure, and other markets.

High yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

The market value of Natural Resources Securities may be affected by numerous factors, including events occurring in nature, inflationary pressures, and international politics. Because the Fund invests significantly in Natural Resources Securities, there is the risk that the Fund will perform poorly during a downturn in the natural resource sector. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations, or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource.

Energy infrastructure MLPs are subject to a variety of industry specific risk factors that may adversely affect their business or operations, including those due to commodity production, volumes, commodity prices, weather conditions, terrorist attacks, etc. They are also subject to significant federal, state, and local government regulation. Investment in MLPs may also have tax consequences for shareholders. If the Fund retains its investment until its basis is reduced to zero, subsequent distributions will be taxable at ordinary income rates and shareholders may receive corrected 1099s.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, “IBORs”) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

51

Notes to financial statements
Delaware Global Listed Real Assets Fund

9. Credit and Market Risk (continued)

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high-grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay

52

an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In August 2018, FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has implemented ASU 2018-13 on the financial statements.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur

53

Notes to financial statements
Delaware Global Listed Real Assets Fund

11. Recent Accounting Pronouncements (continued)

during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

12. Subsequent Events

On December 2, 2020, Waddell & Reed Financial, Inc., the parent company of Ivy Investment Management Company, the investment adviser of the Ivy Funds Complex (the Ivy Funds), and Macquarie Management Holdings, Inc., the US holding company for Macquarie Group Limited’s US asset management business (Macquarie), announced that they had entered into an agreement whereby Macquarie would acquire the investment management business of Waddell & Reed Financial, Inc. (the “Transaction”). The Transaction closed on April 30, 2021. The Ivy Funds, as part of Delaware Funds® by Macquarie, are now managed by DMC and distributed by DDLP.

Management has determined that no other material events or transactions occurred subsequent to April 30, 2021, that would require recognition or disclosure in the Fund’s financial statements.

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Other Fund information (Unaudited)
Delaware Global Listed Real Assets Fund

Board consideration of Investment Sub-Advisory Agreement for Delaware Global Listed Real Assets Fund at a meeting held November 17-19, 2020

At a meeting held on November 17-19, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of Delaware Global Listed Real Assets Fund (the “Fund”), including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”).

In reaching the decision to approve the Sub-Advisory Agreement, the Board considered and reviewed information about MIMAK, including its personnel, operations, and financial condition, which had been provided by MIMAK. The Board also reviewed material furnished by DMC in advance of the meeting, including: a memorandum from DMC reviewing the Sub-Advisory Agreement and the various services proposed to be rendered by MIMAK; information concerning MIMAK’s organizational structure and the experience of their key investment management personnel; copies of MIMAK’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMAK; and a copy of the Sub-Advisory Agreement.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with their independent counsel. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision to approve the Sub-Advisory Agreement. This discussion of the information and factors considered by the Board is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, extent, and quality of services. In considering the nature, extent, and quality of the services to be provided by MIMAK, the Board reviewed the services to be provided by MIMAK pursuant to the Sub-Advisory Agreement as described at the Meeting. The Board reviewed materials provided by MIMAK regarding the experience and qualifications of the personnel who will be responsible for providing services to the Fund. The Board also considered relevant performance information provided with respect to MIMAK. In discussing the nature of the services proposed to be provided by MIMAK, it was observed that the Sub-Advisory Agreement will expand the sub-advisory services already provided by MIMAK, to include the provision of discretionary investment management services as well as asset allocation services. Based upon these considerations, the Board was satisfied with the nature and quality of the overall services to be provided by MIMAK to the Fund and its shareholders and was confident in the abilities of MIMAK to provide quality services to the Fund and its shareholders.

Investment performance. In regard to the appointment of MIMAK for the Fund, the Board reviewed information on prior performance for MIMAK. In evaluating performance, the Board considered its previous approval of MIMAK to provide fully discretionary services to other Delaware Funds.

Sub-advisory fees. The Board considered that DMC would pay MIMAK a discretionary investment sub-advisory fee based on the extent to which MIMAK provides services to the Fund as described in the Sub-Advisory Agreement, in addition to the asset allocation sub-advisory fee previously approved. In considering the appropriateness of the sub-advisory fees, the Board also reviewed and considered the

55

Other Fund information (Unaudited)
Delaware Global Listed Real Assets Fund

Board consideration of Investment Sub-Advisory Agreement for Delaware Global Listed Real Assets Fund at a meeting held November 17-19, 2020 (continued)

fees in light of the nature, extent, and quality of the sub-advisory services to be provided by MIMAK. The Board noted that the sub-advisory fees are paid by DMC to MIMAK and are not additional fees borne by the Fund, and that the management fee paid by the Fund to DMC would stay the same at current asset levels. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between DMC and MIMAK, the proposed fee arrangement was understandable and reasonable.

Profitability, economies of scale, and fall-out benefits. Trustees were also given available information on profits being realized by MIMAK in relation to the services being provided to the Fund and in relation to MIMAK’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided with, and considered, information on potential fall-out benefits derived or to be derived by MIMAK in connection with its relationship to the Fund. The Board considered the potential benefit to DMC and MIMAK of marketing a global approach on the portfolio management of their fixed income investment strategies. The Trustees also noted that economies of scale are shared with the Fund and its shareholders through investment management fee breakpoints in DMC’s fee schedule for the Fund so that as the Fund grows in size, its effective investment management fee rates decline.

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About the organization

Board of trustees

Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds®
by Macquarie
Philadelphia, PA

Jerome D. Abernathy
Managing Member,
Stonebrook Capital
Management, LLC
Jersey City, NJ

Thomas L. Bennett
Chairman of the Board
Delaware Funds
by Macquarie
Private Investor
Rosemont, PA	Ann D. Borowiec
Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.
New York, NY

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Boston, MA

John A. Fry
President
Drexel University
	Philadelphia, PA	Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL Thomas K. Whitford Former Vice Chairman PNC Financial Services Group Pittsburgh, PA	Christianna Wood Chief Executive Officer and President Gore Creek Capital, Ltd. Golden, CO Janet L. Yeomans Former Vice President and Treasurer 3M Company St. Paul, MN

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Global Listed Real Assets Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

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Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE POOLED TRUST

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	July 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	July 6, 2021

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 6, 2021